AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 15, 2013
                                                     REGISTRATION NO. 333-124048
                                                               AND NO. 811-07501

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 [_]

                        PRE-EFFECTIVE AMENDMENT NO. [_]

                      POST-EFFECTIVE AMENDMENT NO. 14 [X]

                                      AND

                        REGISTRATION STATEMENT UNDER [_]

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 30 [X]

                   JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                           (Exact Name of Registrant)

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                            10350 Ormsby Park Place
                              Louisville, KY 40223
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                             CRAIG A. HAWLEY, ESQ.
                         GENERAL COUNSEL AND SECRETARY
                   Jefferson National Life Insurance Company
                            10350 Ormsby Park Place
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

       [_] immediately upon filing pursuant to paragraph (b) of Rule 485

            [_] on May 1, 2013 pursuant to paragraph (b) of Rule 485

       [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

             [_] on     , pursuant to paragraph (a)(1) of Rule 485

                    If appropriate check the following box:

     [_] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

    Title of Securities Being Registered: Units of interest in the Separate
       Account under flexible premium variable deferred annuity contracts

                           Jefferson National [LOGO]


                                MONUMENT ADVISOR


                                                       JEFFERSON NATIONAL LIFE
                                                             ANNUITY ACCOUNT G



                                                December [__], 2013 PROSPECTUS

                                Monument Advisor
                          Individual Variable Annuity
       Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G AND JEFFERSON
                        NATIONAL LIFE INSURANCE COMPANY


  This prospectus describes the Monument Advisor Individual Variable
Annuity Contract (Contract) offered by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period You also pay any applicable Low Cost Fund Platform Fees (as described below), Asset Allocation Model Fees (as described below), as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the contract. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date.


  Before purchasing the Contract in most states, you must consent to our delivering electronically all documents and reports relating to your Contract and the Investment Portfolios. You provide your consent by signing the contract application. The application contains a statement indicating that you agree to access all information relating to your Contract electronically. Paper versions of these documents will not be sent unless you elect to receive paper documents after purchasing the Contract, or otherwise request a specific document. Of course, you can print out any document we make available or transmit to you, and we encourage you to do so. You may revoke your consent at any time.


  The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed in Appendix A. You can put your money in any of the Sub-accounts; certain restrictions may apply. We impose a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios. These Investment Portfolios may not be available in all states. You can view, at our Website, the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio's management fees and other expenses you will bear indirectly. We also offer the Asset Allocation Models for an additional fee.


  Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.

 Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

 To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2013. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus.

  For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:

  o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;
  o Address for correspondence sent via courier or overnight mail: 10350 Ormsby Park Place, Louisville, KY 40223.

 The Contracts:
  o  are not bank deposits
  o  are not federally insured
  o  are not endorsed by any bank or government agency
  o  are not guaranteed and may be subject to loss of principal


 Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our Website or by contacting the Company at (866) 667-0561

 You should only rely on information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Table of Contents                                                    Page
-----------------                                                    ----

Definitions of Special Terms .......................................   4
Highlights .........................................................   6
Fee Table ..........................................................   8
     Examples of Fees and Expenses .................................  10
     Condensed Financial Information ...............................  11
The Company ........................................................  12
     The Monument Advisor Variable Annuity Contract ................  12
     Free Look .....................................................  12
     Assignment ....................................................  12
     Electronic Administration of Your Contract ....................  12
     Confirmations and Statements ..................................  13
Purchase ...........................................................  14
     Application for a Contract ....................................  14
     Purchase Payments .............................................  14
     Allocation of Purchase Payments ...............................  14
Investment Options .................................................  14
     Investment Portfolios .........................................  14
     Administrative, Marketing and Support Services Fees ...........  15
     Selection of Investment Portfolios ............................  15
     Fixed Account .................................................  15
     Voting Rights .................................................  16
     Substitution ..................................................  16
     Asset Allocation Models (Max Models) ..........................  16
Transfers ..........................................................  17
     Excessive Trading Limits ......................................  17
     Dollar Cost Averaging Program .................................  18
     Rebalancing Program ...........................................  19
     Advisory Fee Withdrawals ......................................  19
403(b) Plans .......................................................  19
Expenses ...........................................................  19
     Subscription Fee ..............................................  19
     Contract Maintenance Charge ...................................  20
     Low Cost Fund Platform Fee ....................................  20
     Asset Allocation Model Fee ....................................  20
     Investment Portfolio Expenses .................................  21
     Transfer Fee ..................................................  21
     Premium Taxes .................................................  21
     Income Taxes ..................................................  21
     Contract Value ................................................  21
     Accumulation Units ............................................  21
     Access to Your Money ..........................................  21
     Systematic Withdrawal Program .................................  22
     Suspension of Payments or Transfers ...........................  22

Death Benefit ......................................................  22
     Upon Your Death During the Accumulation Period ................  22
     Standard Death Benefit Amount During the Accumulation Period .. 22 Payment of the Death Benefit During the Accumulation Period ... 22
     Death of Contract Owner During the Annuity Period .............  23
     Death of Annuitant ............................................  23
Annuity Payments (The Annuity Period) ..............................  23
     Annuity Payment Amount ........................................  23
     Annuity Options ...............................................  23
Taxes ..............................................................  24
     Annuity Contracts in General ..................................  24
     Tax Status of the Contracts ...................................  24
     Taxation of Non-Qualified Contracts ...........................  24
     Taxation of Qualified Contracts ...............................  26
     Possible Tax Law Changes ......................................  27
Other Information ..................................................  27
     Legal Proceedings .............................................  27
     Abandoned Property Requirements ...............................  27
     Proof of Age and Survival .....................................  27
     Misstatements .................................................  27
     Changes to Comply with Law and Amendments .....................  27
     The Separate Account ..........................................  27
     Distributor ...................................................  28
     Financial Statements ..........................................  28
     Independent Registered Public Accounting Firm .................  28
Appendix A - More Information About the Investment Portfolios ......  29
Appendix B - Condensed Financial Information .......................  43
Appendix C - Deductions for Taxes -- Qualified and Nonqualified
             Annuity Contracts .....................................  85
Privacy Policy .....................................................  86
Table of Contents of the Statement of Additional Information .......  87

Definitions of Special Terms
----------------------------

  Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

  ACCUMULATION PERIOD: The period during which you invest money in your Contract.

  ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.


  ANNUITANT(S): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments. If the Contract is owned by a non-natural owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.


  ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date.

  ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

  ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

  ANNUITY PERIOD: The period during which We make income payments to you.

  ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive during the Annuity Period.

  ASSET ALLOCATION MODEL: Dynamic asset allocation models offered by the Company's affiliate JNF Advisors, Inc., and other sponsors that are not affiliates of the Company. See "Investment Options - Asset Allocation Models" for further details.

  ASSET ALLOCATION MODEL FEE: Fee imposed by the Company's affiliate JNF Advisors, Inc. (a Registered Investment Advisor), or other model sponsors, for providing the Asset Allocation Models. See "Expenses - Asset Allocation Fee" for further details, including a description of the Asset Allocation Models offered.

  BENEFICIARY: The person designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.

  BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers".

  CODE: The Internal Revenue Code of 1986, as amended.

  COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

  CONTRACT: The Monument Advisor individual variable annuity contract, which provides variable investment options offered by the Company.

  CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

  CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.

  DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant.


  FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but may be longer as required by applicable law.

  INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.


  INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you (including a registered representative) to provide you asset allocation and investment advisory services.


  INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. You may either choose to set a target allocation to various Sub-accounts (which can include allocations to the money market sub-account) or elect to have 100% of your Purchase Payments invested in the money market Sub-account. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.


  INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.

  INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

  JOINT OWNER: The individual who co-owns the Contract with another person.


  LOW COST FUND PLATFORM FEE: Fee imposed by the Company on Contract Value invested in certain low cost funds. This fee is deducted daily from your Accumulation Units. See "Expenses - Low Cost Fund Platform Fee" for further details, including a list of the Investment Portfolios for which the Company currently imposes the fee.


  MAXIMUM MATURITY DATE: The date on which the Annuitant attains age 100.


  NET CONTRACT VALUE: An amount equal to the Contract Value reduced by any applicable Asset Allocation Model Fees, premium taxes and the applicable portion of the Subscription Fee.

  NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").

  OWNER: You, the purchaser of the Contract are the Owner.

  PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

  QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, 403(b), or IRA.

  REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

  SECURE ONLINE ACCOUNT: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.

  SEPARATE ACCOUNT: Jefferson National Life Annuity Account G of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

  SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

  SUBSCRIPTION FEE: $20 per month fee charged by us to issue and administer the Contract.

  TAX DEFERRAL: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.



  WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

Highlights
----------

  The variable annuity Contract that We are offering is a Contract between you (the Owner, You or you) and Us (the insurance company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account G (Separate Account). We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.


  The Contract charges no insurance fees other than the monthly Subscription Fee imposed during the Accumulation Period and Annuity Period and a fee if you choose to participate in an Asset Allocation Model. You do pay any applicable Low Cost Fund Platform Fees for certain Investment Portfolios, as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain.

  The Contract includes a death benefit that is described in detail under the heading "Death Benefit."


 All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the contract.


  You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amount of the Annuity Payments are constant for the entire Annuity Period. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date.

  FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required by applicable law), We will cancel the Contract. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails a Contract.


  TAX PENALTY. In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable.

  IMPORTANT INFORMATION CONCERNING YOUR MONUMENT ADVISOR CONTRACT. Upon purchase of the Contract, you can only access documents relating to the Contract and the Investment Portfolios electronically. Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios. You should not invest and continue to receive documents electronically if you do not have regular and continuous Internet access.

  After purchase, either at the time of application or later, you may elect to receive in paper via U.S. mail all documents relating to the Contract and the Investment Portfolios by revoking your electronic consent. We will also honor a request to deliver a specific document in paper even though electronic consent has not been revoked.

  For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available at our Website. While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly. We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year. Prospectuses may also be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports on our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update. Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent March 1 annual update. You will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Alternatively, We will provide copies of them upon request.


  We will deliver all other documents electronically to your Secure Online Account. Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time.


  We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your

Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, We will provide paper copies of any deleted document.


  We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.


  LOW COST FUND PLATFORM FEE. The Company imposes a Low Cost Fund Platform Fee on amounts invested in certain Investment Portfolios. For further information, see "Expenses - Low Cost Fund Platform Fee".


  ASSET ALLOCATION MODELS. The Company's affiliate, JNF Advisors, Inc., as well as other unaffiliated sponsors, offer certain asset allocation models for an additional fee. For further information, see "Investment Options - Asset Allocation Models"

  INQUIRIES. If you need more information, please go to www.jeffnat.com or contact Us at:

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561

Fee Table
---------

  The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State premium taxes may also be deducted.


Owner Transaction Expenses


--------------------------------------------------------------------------------
Contingent Deferred Sales                   None
Charge (as a percentage of
Purchase Payments withdrawn)
Transfer Fee1.....................          Current Charge        Maximum Charge
                                                 None                   $25
--------------------------------------------------------------------------------


 The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

--------------------------------------------------------------------------------
                                            Current Charge       Maximum Charge
--------------------------------------------------------------------------------
                                           $20 per Contract     $20 per Contract
Subscription Fee......................         per month            per month
--------------------------------------------------------------------------------
Separate Account Annual Expenses
(as a percentage of Contract Value
invested in the Investment Portfolios)
Mortality and Expense Risk Charge......         0.00%                 0.00%
--------------------------------------------------------------------------------
Administrative Charge.................          0.00%                 0.00%
--------------------------------------------------------------------------------
Total Separate Account Annual Expenses..        0.00%                 0.00%
--------------------------------------------------------------------------------

OPTIONAL LOW COST FUND PLATFORM FEE
-----------------------------------

The next item shows the fee that you will pay, in addition to the Subscription Fee and Investment Portfolio operating expenses,on Contract Value invested in certain low cost Investment Portfolios. The Company charges this fee on Investment Portfolios that do not provide the Company or its affiliates with the amount of revenue it requires in order to meet its revenue targets. See "Expenses - Low Cost Fund Platform Fee". Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Investment Portfolios on which the Company charges the Low Cost Fund Platform Fee. This fee is deducted daily by reducing Accumulation Units in your Contract.

--------------------------------------------------------------------------------
                                        Minimum Annual Fee    Maximum Annual Fee
--------------------------------------------------------------------------------
Low Cost Fund Platform  Fee
(as a percentage of the average
daily Contract Value).............            0.05%                 0.35%
--------------------------------------------------------------------------------


OPTIONAL ASSET ALLOCATION MODEL FEE
------------------------------------


The next item shows the minimum and maximum fee that you will pay, in addition to the Subscription Fee and Investment Portfolio operating expenses, periodically during the time in which you are participating in an optional Asset Allocation Model. If the contract is Non-Qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. See "Taxes - Withdrawals". You may also have the fee deducted from your checking account via Electronic Funds Transfer (EFT), which will not result in a taxable distribution. If the EFT is rejected for insufficient funds, the fee will then be withdrawn from your contract value. More detail concerning each Asset Allocation Model is provided in "Expenses - Asset Allocation Model Fee".


--------------------------------------------------------------------------------
                                        Minimum Annual Fee    Maximum Annual Fee
--------------------------------------------------------------------------------
Asset Allocation Model Fee
(as a percentage of the average
daily Contract Value).............            0.45%                 2.00%
--------------------------------------------------------------------------------

PORTFOLIO OPERATING EXPENSES
-----------------------------

The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio


--------------------------------------------------------------------------------
                                                     Minimum         Maximum
--------------------------------------------------------------------------------
Total Investment Portfolio operating expenses
(expenses that are deducted from Investment
Portfolio  assets, including management fees,
distribution and/or service (12b-1) fees, and      Gross: 0.17%   Gross: 163.19%
other expenses)2.................................   Net: 0.17%      Net: 3.37%
--------------------------------------------------------------------------------


(1) All reallocations made on the same day involving the same Investment Portfolio count as one transfer. Certain restrictions apply as further described under the heading "Transfers - Excessive Trading Limits" and "Transfers - Short Term Trading Risk". We reserve the right to impose a fee, not to exceed $25, for excessive transfers upon providing prior notice to you. This fee is different than the Transaction Fee described below.


(2) The minimum and maximum total Investment Portfolio operating expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2014. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

Examples of Fees and Expenses -


  This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Contract fees, Separate Account annual expenses, Asset Allocation Model Fees (if elected), Low Cost Fund Platform Fees and Investment Portfolio fees and expenses.

  The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. For purposes of this example, we have assumed the money is invested in Investment Portfolios for which no Low Cost Fund Platform Fee is charged. For a description of the Low Cost Fund Platform Fee, see "Expenses - Low Cost Fund Platform Fee". The contract charge for every contract, regardless of size, is $240 annually, i.e. $20 per month. For this example, we used $20.00 per month as the contract charge, but converted it to an asset based charge based on the average contract size as of the previous December 31. This conversion causes the contract charge in the example below to be less than $240 annually. Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:


(1) Assuming Contract charges and maximum Investment Portfolio operating expenses, and you have elected to participate in an Asset Allocation Model with the maximum fee:

      1 year               3 years               5 years               10 years
      $552.71                N/A                   N/A                    N/A



NOTE: For purposes of the example above, we have used the net maximum portfolio operating expense for year 1 (due to the contractual waiver in place through April, 2014). However, because this is a new fund with relatively few assets, the gross maximum expense ratio is 163.19%. While there can be no assurances, we do not expect that the actual expense ratio charged by the fund would ever approximate this amount. If, however, the expense ratio continued at 163.19%, there would be no assets remaining in the contract before the third contract year.


Assuming Contract charges and minimum Investment Portfolio operating expenses, and you have not selected an Asset Allocation Model:


      1 year               3 years               5 years               10 years
      $27.71                $87.13               $152.29                $344.11

Condensed Financial Information

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

The Company
-----------

  Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

  We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

  The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Monument Advisor Variable Annuity Contract

  This prospectus describes The Monument Advisor Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.


  The Contract benefits from tax-deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.


  The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.


  You may only choose to receive Annuity Payments on a fixed basis. If You choose Annuity Payments the amount of the Annuity Payments you receive will remain level for the period of time selected.


Free Look


  If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever period is required by applicable law). Our Insurance Charges and Investment Portfolio operating expenses, along with any applicable Low Cost Fund Platform Fees, and Asset Allocation Model Fees, will have been deducted. On the day We receive your request We will return your Contract Value. If required by applicable law, We will refund your Purchase Payment. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails a Contract.


  OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

  A change of Owner may be a taxable event.

  JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

  BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Assignment

  Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

  An assignment may be a taxable event.

  If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

Electronic Administration Of Your Contract

  This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, a specific paper document, or revoke your consent to Electronic Administration. You may obtain paper copies of documents related to your Contract by printing them from your computer. We will honor a request to deliver a specific document in paper even though electronic consent has not been revoked.

  If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account.

  You may, however, elect to have documents related to your Contract also delivered via U.S. Mail to your address of record by withdrawing your consent to Electronic Administration. After your withdrawal of consent becomes effective, you will receive documents via U.S. Mail. We may also continue to send documents to your Secure Online Account. After you have withdrawn your consent to Electronic Administration, you may notify Us that you again consent to Electronic Administration. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to us at the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. Mail will be processed as received, usually within two business days.

  Current prospectuses and all required reports for the Contract and the Investment Portfolios are available at Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.


  Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update. Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent annual update. You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, we will send you a paper copy of these documents via U.S. mail. Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.

  We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you at Our Website.


  You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.

  We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

Confirmations and Statements


  We will send a confirmation statement to your Secure Online Account each time we receive a new Purchase Payment from you, you make a transfer among the Investment Portfolios, or you make a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@jeffnat.com or call Us at (866) 667-0561.


Requesting Transactions or Obtaining Information About your Contract

  You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

  TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures.

  We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the other Owner.


  We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

  SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

  You will be required to provide your user ID and password to access your Secure Online Account and perform transactions at Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

  Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password. We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "Jefferson National Financial Corp." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Purchase
--------


Application for a Contract

  If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.


Purchase Payments


  A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $25,000 whether the Contract is bought as a Non-Qualified Contract or as part of a 403(b) plan, Tax-Sheltered Annuity or an Individual Retirement Annuity (IRA). We reserve the right to issue a Contract for less than $25,000 with our approval. The maximum We accept is $10,000,000 without Our prior approval and will be subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment. Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions. Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.


  Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.


  If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your Advisor), or death benefits until instructions are received from the appropriate regulator.


Allocation of Purchase Payments


  You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect, including any allocation to an Asset Allocation Model, when We receive the Purchase Payment. Please make sure these are kept current to ensure your Purchase Payments are applied correctly. Allocation percentages must be in whole numbers. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios. See "Expenses - Low Cost Fund Platform Fee" for further details.


   Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options
------------------

Investment Portfolios

  The Contract offers various Sub-accounts, each of which invests exclusively in an Investment Portfolio listed in

Appendix A of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future.


  You should read the summary prospectus or prospectus for an Investment Portfolios carefully before investing. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these summary prospectuses and prospectuses will not be sent to you in paper. They are, however, available at Our Website. See Appendix A which contains the investment objective for each Investment Portfolio.


  The investment objectives and policies of certain Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

  A significant portion of the assets of certain Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

  Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

  Certain investment options may only be available to you if you retain to certain Investment Advisors.

Administrative, Marketing and Support Services Fees


   Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.60% annually of the average net assets of an Investment Portfolio attributable to the relevant contracts. Certain minimums may apply and this amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

Selection of Investment Portfolios

  The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, advisor or customer interest, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company reviews each Investment Portfolio periodically after it is selected. Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets. The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice.


Fixed Account

  No fixed account is available during the Accumulation Period.

Voting Rights

  Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

  It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.


Asset Allocation Models


For an additional fee, the Company's affiliate JNF Advisors, Inc., a registered investment advisor, ("JNF Advisors"), offers the Jefferson National Models powered by CAPTRUST. The Company also offers the following Asset Allocation Models sponsored by Braver Wealth Management, LLC, CMG Capital Management Group, Inc. and Envestnet Asset Management, Inc. The Company is not affiliated with the sponsors of these Asset Allocation Models.

  A listing of the Asset Allocation Models currently available and the current annual fees charged for each are listed below:

--------------------------------------------------------------------------------
  Braver Tactical Core Bond                                             1.00%
--------------------------------------------------------------------------------
  Braver Tactical Opportunity                                           1.00%
--------------------------------------------------------------------------------
  Braver Tactical Sector Rotations                                      1.00%
--------------------------------------------------------------------------------
  Braver Tactical Balanced                                              1.00%
--------------------------------------------------------------------------------
  CMG Opportunistic All Asset Strategy                                  1.50%
--------------------------------------------------------------------------------
  CMG System Research Treasury Bond Program                             1.50%
--------------------------------------------------------------------------------
  CMG Scotia Partners Growth S&P Plus Program                           1.50%
--------------------------------------------------------------------------------
  JNL Conservative                                                      0.50%
--------------------------------------------------------------------------------
  JNL Moderate                                                          0.50%
--------------------------------------------------------------------------------
  JNL Moderate Growth                                                   0.50%
--------------------------------------------------------------------------------
  JNL Growth                                                            0.50%
--------------------------------------------------------------------------------
  JNL Aggressive                                                        0.50%
--------------------------------------------------------------------------------
  PMC Aggressive Portfolio                                              0.45%
--------------------------------------------------------------------------------
  PMC Growth Portfolio                                                  0.45%
--------------------------------------------------------------------------------
  PMC Moderate Growth Portfolio                                         0.45%
--------------------------------------------------------------------------------
  PMC Moderate Portfolio                                                0.45%
--------------------------------------------------------------------------------
  PMC Conservative Growth Portfolio                                     0.45%
--------------------------------------------------------------------------------
  PMC Conservative Portfolio                                            0.45%
--------------------------------------------------------------------------------
  PMC Capital Preservation Portfolio                                    0.45%
--------------------------------------------------------------------------------
  PMC Paradigm Aggressive Portfolio                                     0.50%
--------------------------------------------------------------------------------
  PMC Paradigm Growth                                                   0.50%
--------------------------------------------------------------------------------
  PMC Paradigm Moderate Growth                                          0.50%
--------------------------------------------------------------------------------
  PMC Paradigm Moderate                                                 0.50%
--------------------------------------------------------------------------------
  PMC Paradigm Conservative Growth                                      0.50%
--------------------------------------------------------------------------------
  PMC Paradigm Conservative                                             0.50%
--------------------------------------------------------------------------------
  PMC Paradigm Capital Preservation                                     0.50%
--------------------------------------------------------------------------------


  An Investment Advisor must be advising your Contract and the appropriate program agreements must be executed in order to elect an Asset Allocation Model. In addition to the Asset Allocation Model fee, and the fees of the Investment Portfolios within the selected Asset Allocation Models, your Investment Advisor may charge an advisory fee. The Asset Allocation Models offered, and the fees charged, may change at any time without notice.

   At any time, you may allocate some or all of your Contract Value to one or more Asset Allocation Model. After investing in the Asset Allocation Model Program, you must remain invested in one or more Asset Allocation Models for at least 30 days. This section only applies to any Contract Value allocated to a model. If you elect an Asset Allocation Model, the model you elect will determine which investment choices your Contract Value is invested in and how much of your Contract Value is allocated to each investment choice. The models are dynamic which means the underlying investment allocations within each model may and probably will change over time. Whenever a model changes, your Contract Value will be reallocated to match the revised model allocation. Since the change to these allocations are made automatically, you may or may not agree with the changes and the changes could result in your Contract Value decreasing or increasing less than if you had invested in a different manner. The availability of these models will be reviewed at least quarterly and could change at any time.

  Please note, the Low Cost Fund Platform Fees typically charged on Contract Value invested in certain Investment Portfolios are charged when these Portfolios are included in an Asset Allocation Model. Since JNF Advisors, Inc. is an affiliate of the Company, one of the many factors that may be used in choosing Portfolios to be included in the JNL Models, is the marketing, administrative and other support services fees paid by the Portfolio to the Company. Furthermore, the Company receives a fee from the sponsors of the other Asset Allocation Models for distribution and administrative services.

  Participation in a model does not assure a profit and does not protect you against loss. For a detailed description of the available models, contact Us or any Investment Advisor you have selected. By electing one or more of these models, you are retaining the Sponsor to invest the dollars allocated to the model on your behalf. Your Investment Advisor will be required to enter into a separate agreement with the Sponsor, describing the terms of the program.

  The minimum initial contribution to an asset allocation model without our consent is $10,000.

   While participating in a model You may transfer your Contract Value by changing models.

  We reserve the right to terminate your participation at our discretion, including, but not limited to, breach of the agreement by your Investment Advisor entered into with the Sponsor, or for non-payment of Asset Allocation Model Fees.

  Additionally, we will terminate your participation in the Asset Allocation
Models:

    o if your contract value in an asset allocation model drops below $5,000, not including market movements. If this occurs, your money will be retained in the same Portfolios but outside of the Asset Allocation Model.


    o if you apply your full Contract Value to an annuity option;

    o if you withdraw the total Contract Value;


    o upon notification of death;

    o if the Owner is no longer advised by an Investment Advisor;


    o if you, or Investment Advisor, request that we terminate your participation in the program (electronically or by telephone) or

    o If you terminate your participation in the program more than once, the Company reserves the right to no longer allow you to participate.


Transfers
---------


  You can transfer money among the Investment Portfolios, subject to the rules applicable if you are transferring money allocated to the Asset Allocation Models. See "Investment Options - Asset Allocation Models" for further details. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Investment Portfolios. See "Expenses - Low Cost Fund Platform Fee" for further details. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section below.


  EARLY CUT-OFF TIMES Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix A for a list of Investment Portfolios with early cut-off times. This list may change without notice. These early cut-off times do not apply to premium payments or contract withdrawals. If you are participating in an Asset Allocation Model, and that model contains a fund(s) with an early cut-off, the earliest time will be applicable for the model.

  TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from any Investment Portfolio. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you. We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:

  1. Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.

  2. Your request for transfer must clearly state how much the transfer is for.

  3. Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

     a. the requirement of a minimum time period between each transfer;

     b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

     c. limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.

  4. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.



  This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.

Excessive Trading Limits

  The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

  We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

  o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or


  o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

  o We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or


  o the requested transaction violates Our administrative rules designed to detect and prevent market timing.


  The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.


  We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

   SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

   The insurance-dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

   As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.


     FREQUENT TRADING. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day. In addition, the Investment Portfolios are also able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio. Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity. As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.

  If a transfer request is restricted or denied, the person placing the transfer request will be notified (you, or your Investment Advisor). The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.

  In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).


Dollar Cost Averaging Program

  The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

  Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.


  There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state. The Company imposes a Low Cost Fund Platform Fee on Contract

Value invested in certain Investment Portfolios. For further information, see "Expenses - Low Cost Fund Platform Fee".


   Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Rebalancing Program


  Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios. For further information, see "Expenses - Low Cost Fund Platform Fee".


   EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Bond Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Jefferson National would sell some of your units in the Bond Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.

Advisory Fee Withdrawals

  Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

  Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution, may be included in gross income for federal tax purposes, and may impact the benefits available under your contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. Furthermore, please see the "Taxes - Partial 1035 Exchanges" section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

  If You elect to participate in an Asset Allocation Model, you will retain Jefferson National's affiliate, JNF Advisors, Inc., or other model sponsors, as your Investment Advisor. Therefore, Asset Allocation Model Fees will be deemed to be Investment Advisor fees subject to the rules described above.

403(b) Plans
------------


  Upon Company approval, 403(b) plans may be accepted. Without Company approval, We will not accept participant plans which do not meet the minimum requirement of a $25,000 initial contribution. Loan provisions do not apply. Certain Investment Portfolios may not be available within a 403(b) plan.


    Restrictions Under Section 403(b) Plans:

If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under one of the following circumstances:

  (1) when you attain age 59 1/2,

  (2) when you separate from service,

  (3) when you die,

  (4) if you become disabled (within the meaning of Section 72(m)(7) of the Code),

  (5) in the case of hardship, or

  (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:

  - salary reduction contributions made after December 31, 1988

  - income attributable to such contributions, and

  - income attributable to amounts held as of December 31, 1988

Tax penalties may also apply.

Expenses
--------

  There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Subscription Fee

  We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse us for our various expenses in establishing and maintaining the contracts. This fee is deducted from the money market Investment

Portfolios you are invested in, pro rata. If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata. The method by which the Subscription Fee is deducted may vary by state. We will deduct the Subscription Fee each month during the Accumulation Period and the Annuity Period. We also impose the applicable portion of the fee at death and upon full surrender of the Contract. No portion of the Subscription Fee will be deducted from the Asset Allocation Model unless the value of the contract outside the Asset Allocation Models is insufficient. The Company reserves the right to waive the Subscription Fees in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof Our company or any of Our affiliates. In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.


  Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Investment Portfolios on which the Company charges the Low Cost Fund Platform Fee.


Contract Maintenance Charge

  We impose no other contract maintenance charge.


Low Cost Fund Platform Fee

  The Company imposes a Low Cost Fund Platform Fee, in the amount of 0.35% annually on Contract Value invested in certain Investment Portfolios. This fee is deducted daily by reducing the number of Accumulation Units in your Contract. The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract. These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios. The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose. A listing of the Investment Portfolios for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available at the Company's Website or upon request.

                     Low Cost Fund Platform Fee Portfolios

--------------------------------------------------------------------------------
DFA VA Global Bond             DFA VA                          DFA VA
                               International                   International
                               Small                           Value
--------------------------------------------------------------------------------
DFA VA Short-Term              DFA VA US Large                 DFA VA US
Fixed                          Value                           Targeted Value
--------------------------------------------------------------------------------
Nationwide VIT Bond            Nationwide VIT                  Nationwide VIT
Index                          International Index             Mid Cap Index
--------------------------------------------------------------------------------
Nationwide VIT S&P             Nationwide VIT                  TOPS Aggressive
500 Index                      Small Cap Index                 Growth ETF
                                                               (Class 1)(1)
--------------------------------------------------------------------------------
TOPS Balanced ETF              TOPS Capital                    TOPS Growth
(Class 1)(1)                   Preservation ETF                ETF (Class 1)(1)
                               (Class 1)(1)

--------------------------------------------------------------------------------
TOPS Managed Risk              TOPS Managed Risk               TOPS Managed
Balanced ETF                   Growth ETF                      Risk Moderate
(Class 1)(1)                   (Class 1)(1)                    Growth ETF
                                                               (Class 1)(1)
--------------------------------------------------------------------------------
TOPS Moderate                  Vanguard Balanced               Vanguard Capital
Growth ETF (Class 1)(1)                                        Growth
--------------------------------------------------------------------------------
Vanguard Diversified           Vanguard Equity                 Vanguard Equity
Value                          Income                          Index
--------------------------------------------------------------------------------
Vanguard Growth                Vanguard High Yield             Vanguard
                               Bond                            International
--------------------------------------------------------------------------------
Vanguard Mid-Cap               Vanguard REIT Index             Vanguard Short-
Index                                                          Term investment
                                                               Grade
--------------------------------------------------------------------------------
Vanguard Small                 Vanguard Total Bond             Vanguard Total
Company Growth                 Market                          Stock Market
--------------------------------------------------------------------------------


   This list may change at any time without notice. Certain Low Cost Fun Platform Fee Investment Portfolios may only be available if you have hired an Investment Advisor that is approved by such Investment Portfolio. We will provide a list of these Investment Portfolios upon request. Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Investment Portfolios on which the Company charges the Low Cost Fund Platform Fee.


Asset Allocation Model Fee

   The Company provides certain Asset Allocation Models for an additional charge. The models currently offered, and the current annual expenses are listed below:
--------------------------------------------------------------------------------
  Braver Tactical Core Bond                                             1.00%
--------------------------------------------------------------------------------
  Braver Tactical Opportunity                                           1.00%
--------------------------------------------------------------------------------
  Braver Tactical Sector Rotation                                       1.00%
--------------------------------------------------------------------------------
  Braver Tactical Balanced                                              1.00%
--------------------------------------------------------------------------------
  CMG Opportunistic All Asset Strategy                                  1.50%
--------------------------------------------------------------------------------
  CMG System Research Treasury Bond Program                             1.50%
--------------------------------------------------------------------------------
  CMG Scotia Partners Growth S&P Plus Program                           1.50%
--------------------------------------------------------------------------------
  JNL Conservative                                                      0.50%
--------------------------------------------------------------------------------
  JNL Moderate                                                          0.50%
--------------------------------------------------------------------------------


--------
(1) Share Class II TOPS funds are also available, which carry no Low Cost Fund Platform Fees. However, the fund expense ratios may be higher (see the underlying fund prospectus for details).

--------------------------------------------------------------------------------
  JNL Moderate Growth                                                   0.50%
--------------------------------------------------------------------------------
  JNL Growth                                                            0.50%
--------------------------------------------------------------------------------
  JNL Aggressive                                                        0.50%
--------------------------------------------------------------------------------
  PMC Aggressive Portfolio                                              0.45%
--------------------------------------------------------------------------------
  PMC Growth Portfolio                                                  0.45%
--------------------------------------------------------------------------------
  PMC Moderate Growth Portfolio                                         0.45%
--------------------------------------------------------------------------------
  PMC Moderate Portfolio                                                0.45%
--------------------------------------------------------------------------------
  PMC Conservative Growth Portfolio                                     0.45%
--------------------------------------------------------------------------------
  PMC Conservative Portfolio                                            0.45%
--------------------------------------------------------------------------------
  PMC Capital Preservation Portfolio                                    0.45%
--------------------------------------------------------------------------------
  PMC Paradigm Aggressive Portfolio                                     0.50%
--------------------------------------------------------------------------------
  PMC Paradigm Growth                                                   0.50%
--------------------------------------------------------------------------------
  PMC Paradigm Moderate Growth                                          0.50%
--------------------------------------------------------------------------------
  PMC Paradigm Moderate                                                 0.50%
--------------------------------------------------------------------------------
  PMC Paradigm Conservative Growth                                      0.50%
--------------------------------------------------------------------------------
  PMC Paradigm Conservative                                             0.50%
--------------------------------------------------------------------------------
  PMC Paradigm Capital Preservation                                     0.50%
--------------------------------------------------------------------------------


  The fees will be deducted quarterly, or upon exit of the program, as a percentage of the average daily contract value invested in the Asset Allocation Models. The Asset Allocation Model Fee will be deducted on a pro-rata basis from the Portfolios in the models. The Asset Allocation Models offered may change at any time without notice. See "Investment Options - Asset Allocation Models" for more details.


Investment Portfolio Expenses


  There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers. The advisory fees and other expenses, if any, which are more fully described in the Investment Portfolio prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.


Transfer Fee


  We impose no transfer fee for transfers made during the Accumulation Period or Annuity Period. We reserve the right to impose a fee, not to exceed $25, for excessive transfers after notifying You in advance. Any such fee would be used to recoup the cost of administering the transfer.


Premium Taxes

  Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see Appendix C.

Income Taxes


  Jefferson National may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.


Contract Value

  Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract we call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero, we reserve the right to surrender your Contract.

Accumulation Units

  Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by dividing the value of a Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day.

  The value of an Accumulation Unit may go up or down from Business Day to Business Day.


  When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Low Cost Fund Platform Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.


  We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.


  EXAMPLE: On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio, which is not a Low Cost Fund Platform Fee Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.


Access To Your Money

  You can have access to the money in your Contract:

  1. by making a withdrawal (either a partial or a complete withdrawal);

  2. by electing to receive Annuity Payments; or

  3. when a death benefit is paid to your Beneficiary.

  Withdrawals can only be made during the Accumulation Period.


  When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any pro rata Subscription fees and less any applicable Asset Allocation Model Fees.

  All partial withdrawals will be withdrawn from the Investment Portfolios (including, if applicable, Investment Portfolios in an Asset Allocation Model) on a pro-rata basis unless you instruct Us otherwise.


  Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the Suspension of Payments or Transfers provision (see below) is in effect.

  A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).

Systematic Withdrawal Program

  The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, including those being used as part of an asset allocation model, unless you instruct Us otherwise.


  You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.


  Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Suspension of Payments or Transfers

  We may be required to suspend or postpone withdrawals or transfers for any period when:

  1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

  2. trading on the New York Stock Exchange is restricted;

  3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;

  4. during any other period when the SEC, by order, so permits for the rotection of owners.

  If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an owner's Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit
-------------

Upon Your Death During the Accumulation Period

If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. The terms of the payment of the death benefit will be controlled by Internal Revenue Code Section 72(s) and its regulations for non-qualified contracts or Internal Revenue Code Section 401(a)(9) and its regulations for qualified contracts.


  The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The death benefit proceeds will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the death benefit or until new instructions are given by the beneficiary.


Standard Death Benefit Amount During the Accumulation Period


  The Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes and Asset Allocation Model Fees, at the time we receive due proof of death and a payment election.


Payment of the Death Benefit During the Accumulation Period


  Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period (including without limitation, non-qualified stretch options).


  OPTION 1 --lump sum payment of the Death Benefit Amount; or

  OPTION 2 --the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

  OPTION 3 --payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner.

  Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:

  o continue the Contract in his or her own name at the then current Death Benefit Amount;

  o elect a lump sum payment of the Death Benefit Amount; or

  o apply the Death Benefit Amount to an Annuity Option.


  A "spouse" is as defined under Federal law.If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.


Death of Contract Owner During the Annuity Period

  If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant

  If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

  Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

Annuity Payments (The Annuity Period)
-------------------------------------

  Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.


  You can select any Annuity Date provided it is a date after the end of the Free Look Period. The Annuity Date must be at least two (2) years after the Contract issue date, unless you purchase a Florida contract (which is 12 months from the date you purchase the contract), but may not be later than the Maximum Maturity Date.


  The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date. The terms of this required annuitization may vary by state. For a Contract held as an IRA, once you attain age 70 1/2, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

  You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

  During the Annuity Period, you may only choose to have fixed Annuity Payments (these payments will come from Jefferson National's general account). If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the Fixed Account.

Annuity Payment Amount


  On the Annuity Date, the Contract Value, less any premium tax, and less the Subscription Fee, and if applicable, the Asset Allocation Model Fee, will be applied under the Annuity Option you selected.

  Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $50.


  Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options

  You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

  OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment.


  OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF
YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant's death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).


  OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the

Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant's death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).


  OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people die, the amount of the Annuity Payments we will make to the survivor can be equal to 100%, 66% or 50% of the amount that we would have paid if both were alive.

Taxes
-----

  NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.


  The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.


Annuity Contracts in General

  When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

  Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

  Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

  Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.

  Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

  Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, 403(b), SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime; therefore, the required beginning date is not applicable to Roth IRAs.

  If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

  For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

  Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

  Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

  The following discussion generally applies to Contracts owned by natural persons.

  Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, including withdrawals to pay your Investment Advisor or deductions of the fees imposed if you select an Asset Allocation Model, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

  Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

  o made on or after the taxpayer reaches age 59 1/2;

  o made on or after the death of an Owner;

  o attributable to the taxpayer's becoming disabled; or

  o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

  Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

  Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

  Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

  Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.



  Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

  Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

  Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange, the partial 1035 exchange will not receive tax-free treatment. Thus, the tax-free nature of the partial exchange will be lost and the exchange will be retroactively treated as a taxable withdrawal (on the lesser of the earnings in the original contract or the amount exchanged). There are exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.


  Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Value from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes. If you have too much "investor control" of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.


  In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

  The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.


  Contracts such as this one, with more than 20 underlying fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different underlying fund options and the fact that some underlying funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options and based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.


  At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

  The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in
Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

  Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Seek Tax Advice


  The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the qualified plan.



Medicare Tax

  Beginning January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts. For purposes of this tax, net investment income will include income from non-qualified annuity contracts (as well as interest, dividends and certain other items). The new 3.8% Medicare tax is imposed on the lesser of:

     1. the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or

     2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).

  "Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e. IRA's, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2. The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.


Possible Tax Law Changes

  Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

  We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information
-----------------

Legal Proceedings

  Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.


Abandoned Property Requirements

    Every state has unclaimed property laws that generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the Death Benefit Amount is due and payable. For example, if the payment of the Death Benefit Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. Escheatment is the formal, legal name for this process. However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us to make such changes.

Proof of Age and Survival

  The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements

  If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.

Changes to Comply with Law and Amendments

  The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.


   The Separate Account

  We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life Annuity Account G serves the variable annuity portion of the Contract. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account G. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on January 18, 1996. Jefferson National Life Annuity Account G is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account G is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.

  The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

  Where permitted by law, we may:

  o create new Separate Accounts;

  o combine separate accounts, including combining the Separate Account with another separate account established by the Company;

  o transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;

  o transfer the Separate Account to another insurance company;

  o add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

  o make the Sub-accounts available under other policies we issue;

  o add new Investment Portfolios or remove existing Investment Portfolios;

  o substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;

  o deregister the Separate Account under the Investment Company Act of 1940;
    and

  o operate the Separate Account under the direction of a committee or in another form.

Distributor

  Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Sales of the Contracts may be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.


  We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or Investment Advisors for other services not directly related to the sale of contracts, such as platform access fees and reimbursement of conference expenses. Certain employees of the company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.


Financial Statements

  Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

  The financial statements of Jefferson National Life Annuity Account G are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

  The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 and the financial statements of Jefferson National Life Annuity Account G as of December 31, 2012 and for each of the two years in the period ended December 31, 2012 appearing in this Statement of Additional Information have been audited by BDO USA, LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

------------------------------------------------------------------------------------------------------------------------------------
                                                   Appendix A: Investment Options
------------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                             Objective                                   Early Cut
                                                                                                                            Off *
------------------------------------------------------------------------------------------------------------------------------------
Alger Portfolios
------------------------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation (Class I-2)                    Long term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth (Class I-2)                        Long term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Alger Mid Cap Growth (Class I-2)                          Long term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Dynamic Asset Allocation (Class B)  Total return.
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Global Thematic Growth (Class B)    Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income (Class A)         Long term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Growth (Class B)      Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value (Class B)       Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value (Class B)       Long term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
ALPS Variable Investment Trust
------------------------------------------------------------------------------------------------------------------------------------
Ibbotson Aggressive Growth ETF Asset Allocation (Class    Capital appreciation.
II)
------------------------------------------------------------------------------------------------------------------------------------
Ibbotson Balanced ETF Asset Allocation (Class II)         Capital appreciation and some current income.
------------------------------------------------------------------------------------------------------------------------------------
Ibbotson Conservative ETF Asset Allocation (Class II)     Current income and preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
Ibbotson Growth ETF Asset Allocation (Class II)           Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Ibbotson Income & Growth ETF Asset Allocation (Class II)  Current income and capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
ALPS/Alerian Energy Infrastructure (Class II)             Investment results that correspond generally with Alerian
                                                          Energy Infrastructure Index.
------------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced (Class I)                    Long-term capital growth & current income.
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth (Class I)             Capital appreciation.  Income is secondary.
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection (Class II)       Long-term total return to protect against U.S.
                                                          inflation.
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International (Class I)               Capital growth.
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (Class I)         Long-term capital growth.  Income is a secondary objective.
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value (Class I)               Long-term capital growth.  Income is a secondary objective.
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra (Class I)                       Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value (Class I)                       Long-term capital growth over time.  Income is secondary.
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Vista (Class I)                       Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Blackrock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
BlackRock Capital Appreciation (Class III)                Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
BlackRock Equity Dividend (Class III)                     Long-term total return and current income.
------------------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation (Class III)                   High total investment return.
------------------------------------------------------------------------------------------------------------------------------------
BlackRock High Yield (Class III)                          High level of current income; capital appreciation is a
                                                          secondary objective.
------------------------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Core (Class III)                      Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Growth (Class III)                    Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Value (Class III)                     Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
BlackRock Total Return (Class III)                        Total return that exceeds that of the Barclays Capital U.S.
                                                          Aggregate Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
BlackRock U.S. Government Bond (Class III)                Total return.
------------------------------------------------------------------------------------------------------------------------------------
Columbia Management Investment Advisers, LLC
------------------------------------------------------------------------------------------------------------------------------------
Columbia VP - Select Large-Cap Value (Class I)            Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Columbia VP - Select Smaller-Cap Value (Class I)          Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Columbia VP - Seligman Global Technology (Class II)       Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Funds
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Commodity Return Strategy                   Total return.
------------------------------------------------------------------------------------------------------------------------------------
DFA Investment Dimensions Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
DFA VA Global Bond                                        Provide a market rate of return for a fixed income
                                                          portfolio with low relative volatility of returns.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                             Objective                                   Early Cut
                                                                                                                            Off *
------------------------------------------------------------------------------------------------------------------------------------
DFA VA International Small                                Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
DFA VA International Value                                Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
DFA VA Short-Term Fixed                                   Stable real return in excess of the rate of inflation with minimum risk.
------------------------------------------------------------------------------------------------------------------------------------
DFA VA US Large Value                                     Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
DFA VA US Targeted Value                                  Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Direxion Insurance Trust
------------------------------------------------------------------------------------------------------------------------------------
Direxion Dynamic VP HY Bond                               Maximize total return (income plus capital appreciation).
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value (Initial)                 Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Investment Portfolios
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Stock Index                             To match the performance of the S&P Small Cap 600 Index.
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth                       Capital growth with current income as a secondary
                                                          goal.
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index                                       To match the performance of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income                       High level of current income.
------------------------------------------------------------------------------------------------------------------------------------
Eaton Vance VT Large-Cap Value                            Total return.
------------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond II (Primary)                   High current income.
------------------------------------------------------------------------------------------------------------------------------------
Federated Kaufmann II (Service)                           Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Federated Managed Volatility II                           High current income and moderate capital
                                                          appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced (Service 2)                         Income and capital growth consistent with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund (Service 2)                       Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Disciplined Small Cap (Service 2)            Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital Appreciation (Service 2)     Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income (Service 2)                    Reasonable income and capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on securities comprising the Standard & Poor's 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP FundsManager 20% (Service 2)                 High level of current income; capital appreciation is a
                                                          secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP FundsManager 50% (Service 2)                 High total return with reduced risk over the long term by
                                                          allocating its assets among stocks, bonds, and short-term
                                                          instruments.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP FundsManager 60% (Service 2)                 High total return over the long term. The fund allocates
                                                          assets among stocks, bonds, and short-term and money market instruments.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP FundsManager 70% (Service 2)                 To maximize total return over the long term by allocating
                                                          assets among stocks, bonds, short-term instruments and
                                                          other investments.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP FundsManager 85% (Service 2)                 To maximize total return over the long term by allocating
                                                          its assets among stocks, bonds, short-term instruments, and other investments.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth (Service 2)                           Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income (Service 2)                  High total return through a combination of current income
                                                          and capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities (Service 2)             Capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income (Service 2)                      High level of current income, while also considering growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP International Capital Appreciation (Service  Capital appreciation.
2)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                             Objective                                   Early Cut
                                                                                                                            Off *
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond (Service 2)            High a level of current income as is consistent with the
                                                          preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap (Service 2)                          Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas (Service 2)                         Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Real Estate (Service 2)                      Above-average income and long-term capital growth,
                                                          consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the
                                                          S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Strategic Income (Service 2)                 High level of current income. The fund may also seek
                                                          capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Target Volatility (Service 2)                Total return.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value (Service 2)                            Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Leaders (Service 2)                    Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies (Service 2)                 Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
First Eagle Variable Funds
------------------------------------------------------------------------------------------------------------------------------------
First Eagle Overseas Variable Fund                        Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------------------------
Franklin Global Real Estate (Class 2)                     High total return.
------------------------------------------------------------------------------------------------------------------------------------
Franklin High Income (Class 2)                            High level of current income with capital appreciation as a secondary goal.
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income (Class 2)                                 To maximize income while maintaining prospects for capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares (Class 2)                          Capital appreciation with income as its secondary
                                                          goal.
------------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income (Class 2)                       To earn a high level of current income with capital
                                                          appreciation over the long term as its secondary goal.
------------------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government (Class 2)                        Income.
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Bond Securities (Class 2)                High current income, consistent with preservation of
                                                          capital. Capital appreciation is a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT All Asset Conservative Strategy             Preservation of capital and secondarily long-term growth of capital by investing principally in a diversified portfolio of underlying funds.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT All Cap Value                               Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT All-Asset Aggressive Strategy               Growth of capital by investing principally in a diversified portfolio of underlying funds.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT All-Asset Moderate Strategy                 Growth of capital and secondarily preservation of capital
                                                          by investing principally in a diversified portfolio of
                                                          underlying funds.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT CLS AdvisorOne Amerigo                      Long-term growth of capital without regard to current
                                                          income.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT CLS AdvisorOne Clermont                     Current income and growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT CLS AdvisorOne Select Allocation            Growth of capital and total return.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT DWA Flexible Allocation                     Capital appreciation with capital preservation as a
                                                          secondary objective.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT DWA Sector Rotation                         Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT Floating Rate Strategies (Series F)         High level of current income while maximizing total return.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT Global Managed Futures Strategy             To generate positive total returns over time.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT High Yield (Series P)                       High current income. Capital appreciation is a secondary
                                                          objective.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT Large Cap Value (Series B)                  Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT Macro Opportunities (Series M)              Total return comprised of current income and capital
                                                          appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT Managed Asset Allocation (Series N)         High level of total return.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                             Objective                                   Early Cut
                                                                                                                            Off *
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT MSCI EAFE Equal Weight (Series D)           Long-term growth of capital primarily through investment in securities of companies in foreign countries and the United
                                                          States.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT Multi-Hedge Strategies                      Capital appreciation consistent with the return and risk
                                                          characteristics of the hedge fund universe. Secondary
                                                          objective is to achieve these returns with low correlation to and less volatility than equity indices.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT Small Cap Value (Series Q)                  Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT StylePlus Large Core (Series A)             Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT StylePlus Large Growth (Series Y)           Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT StylePlus Mid Growth (Series J)             Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT StylePlus Small Growth (Series X)           Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT U.S. Long Short Momentum                    Long term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT U.S. Total Return Bond (Series E)           Current income.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Banking                                          Capital appreciation.                                              3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Basic Materials                                  Capital appreciation.                                              3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Biotechnology                                    Capital appreciation.                                              3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Commodities Strategy                             Long-term capital appreciation thru investments                    3:35PM
                                                          in commodity-linked instruments.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Consumer Products                                Capital appreciation.                                              3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy                                  Investment results that match 200% of the
                                                          performance of the Dow Jones Industrial Average
                                                          (DJIA) Index on a daily basis.                                     3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Electronics                                      Capital appreciation.                                              3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy                                           Capital appreciation.                                              3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy Services                                  Capital appreciation.                                              3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Europe 1.25x Strategy                            Investment results that correlate to the daily                     3:45PM
                                                          price movement of the Dow Jones Stoxx 50 Index.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Financial Services                               Capital appreciation.                                              3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond 1.2x Strategy               Investment results that correspond to a benchmark
                                                          for U.S. gov't securities.                                         3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Health Care                                      Capital appreciation.                                              3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Internet                                         Capital appreciation.                                              3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy                          Investment returns that inversely correlate to
                                                          the daily performance of the DJIA.                                 3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Strategy            Total returns that inversely correlate to the
                                                          daily price movement of the Long Treasury Bond.                    3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Mid-Cap Strategy                         Investment returns that inversely correlate to
                                                          the daily performance of the S&P MidCap 400
                                                          Index.                                                             3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse NASDAQ-100 Strategy                      Investment returns that inversely correlate to
                                                          the performance of the NASDAQ 100 Index.                           3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Russell 2000 Strategy                    Investment returns that inversely correlate to
                                                          the daily performance of the Russell 2000 Index.                   3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Strategy                         Investment returns that inversely correlate to
                                                          the daily performance of the S&P 500 Index.                        3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Japan 2x Strategy                                Investment results that correlate to the
                                                          performance of a specific benchmark. The Fund's
                                                          current benchmark is 200% of the fair value of
                                                          the Nikkei 225 Stock Average (the "underlying
                                                          index").                                                           3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Leisure                                          Capital appreciation.                                              3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid-Cap 1.5x Strategy                            Investment results that correlate to the
                                                          performance of a specific benchmark for mid-cap
                                                          securities.                                                        3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-100 2x Strategy                           Investment returns that match 200% of the
                                                          performance of the NASDAQ 100 Index on a daily
                                                          basis.                                                             3:45PM
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                             Objective                                   Early Cut
                                                                                                                            Off *
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-100 Strategy                              Investment returns that correspond to a benchmark
                                                          for over-the-counter securities.                                   3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova                                             Investment results that match the performance of
                                                          a specific benchmark on a daily basis.                             3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Precious Metals                                  Capital appreciation.                                              3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Real Estate                                      Capital appreciation.                                              3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Retailing                                        Capital appreciation.                                              3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000 1.5x Strategy                       Investment results that correlate to the
                                                          performance of a specific benchmark for small-cap
                                                          securities.                                                        3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000 2x Strategy                         Investment results that match the performance of
                                                          the Russell 2000 Index.                                            3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy                              Investment results that match 200% of the
                                                          performance of the S&P 500 index on a daily
                                                          basis.                                                             3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 Pure Growth                              Investment returns that correlate to the
                                                          performance of the S&P 500/Citigroup Pure Growth
                                                          Index.                                                             3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 Pure Value                               Investment returns that correlate to the
                                                          performance of the S&P 500/Citigroup Pure Value
                                                          Index.                                                             3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P MidCap 400 Pure Growth                       Investment returns that correlate to the
                                                          performance of the S&P 400/Citigroup Pure Growth
                                                          Index.                                                             3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P MidCap 400 Pure Value                        Investment returns that correlate to the
                                                          performance of the S&P 400/Citigroup Pure Value
                                                          Index.                                                             3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P SmallCap 600 Pure Growth                     Investment returns that correlate to the
                                                          performance of the S&P SmallCap 600/Citigroup
                                                          Pure Growth Index.                                                 3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P SmallCap 600 Pure Value                      Investment returns that correlate to the
                                                          performance of the S&P SmallCap 600/Citigroup
                                                          Pure Value Index.                                                  3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Strengthening Dollar 2x Strategy                 To match the performance of a specific benchmark
                                                          on a daily basis. The current benchmark is 200%
                                                          of the US Dollar Index.                                            3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Technology                                       Capital appreciation.                                              3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Telecommunications                               Capital appreciation.                                              3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Transportation                                   Capital appreciation.                                              3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Utilities                                        Capital appreciation.                                              3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Weakening Dollar 2X Strategy                     To match the performance of a specific benchmark
                                                          on a daily basis. The current benchmark is 200%
                                                          of the inverse performance of the US Dollar
                                                          Index.                                                             3:45PM
------------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Balanced-Risk Allocation (Series II)         Total return with a low to moderate correlation to
                                                          traditional financial market indices.
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Comstock (Series I)                          Capital growth and income through investments in equity
                                                          securities, including common stocks, preferred stocks and
                                                          securities convertible into common and preferred stocks.
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity (Series I)                       Long term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend (Series I)              Reasonable current income and long-term growth of income
                                                          and capital.
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Equity and Income (Series I)                 Capital appreciation and current income.
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Health Care (Series I)                Long term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate (Series I)                Total return through growth of capital and current income.
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Government Securities (Series I)             Total return, comprised of current income and capital
                                                          appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Growth and Income (Series I)                 Long term growth of capital and income.
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield (Series I)                        Total return, comprised of current income and capital
                                                          appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth (Series I)              Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity (Series II)              Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                             Objective                                   Early Cut
                                                                                                                            Off *
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Money Market (Series I)                      Current income as is consistent with preservation of
                                                          capital and daily liquidity.
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Technology (Series I)                        Capital growth and income.
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities (Series II)              Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Ivy Funds Variable Insurance Portfolios
------------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Asset Strategy (Class A)                    Total return.
------------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Balanced (Class A)                          Total return through a combination of capital appreciation and current income.
------------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Bond (Class A)                              Current income consistent with preservation of
                                                          capital.
------------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Dividend Opportunities (Class A)            Total return.
------------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Energy (Class A)                            Capital growth and appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Global Bond (Class A)                       A high level of current income. Capital appreciation is a
                                                          secondary objective.
------------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Global Natural Resources (Class A)          Capital growth and appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Growth (Class A)                            Growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP High Income (Class A)                       Total return through a combination of high current income
                                                          and capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Limited Term Bond (Class A)                 Current income consistent with preservation of
                                                          capital.
------------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Mid Cap Growth (Class A)                    Growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Science and Technology (Class A)            Growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Value (Class A)                             Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced (Institutional)                      Long-term capital growth, consistent with preservation of
                                                          capital and balanced by current income.
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise (Institutional)                    Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond (Service)                       Maximum total return, consistent with preservation of
                                                          capital.
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Forty (Institutional)                         Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Allocation - Moderate (Service)        Total return through growth of capital and
                                                          income.
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Research (Institutional)               Long term growth of capital in a manner consistent with the preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology (Service)                   Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Janus Fund (Institutional)                    Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas (Institutional)                      Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value (Institutional)         Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Protected - Growth (Service)                  Long-term growth of capital and capital
                                                          preservation.
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Series, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Emerging Markets Equity                 Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement International Equity                    Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Multi-Asset Targeted Volatility         Total return with volatility of approximately 10% over a
                                                          full market cycle.
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small-Mid Cap Equity               Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Strategic Equity                   Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Aggressive Growth (Class I)          Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable All Cap Value (Class I)              Long-term capital growth with current income a secondary
                                                          consideration.
------------------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Equity Income (Class I)              High level of current income, with long-term capital
                                                          appreciation as its secondary objective.
------------------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Large Cap Growth (Class I)           Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Small Cap Growth (Class II)          Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason Dynamic Multi-Strategy (Class II)              The highest total return (a combination of income and
                                                          long-term capital appreciation) over time, consistent with its asset mix; seeking to reduce volatility is a secondary objective.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                             Objective                                   Early Cut
                                                                                                                            Off *
------------------------------------------------------------------------------------------------------------------------------------
Western Asset Variable  Global High Yield Bond (Class I)  To maximize total return, consistent with the preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
Western Asset Variable Strategic Bond (Class I)           To maximize total return, consistent with the preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture (Class VC)                     High current income and the opportunity for capital
                                                          appreciation to produce a high total return.
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Calibrated Dividend Growth  (Class VC)        Current income and capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Classic Stock  (Class VC)                     Growth of capital and growth of income consistent with
                                                          reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income  (Class VC)                 Long-term growth of capital and income without excessive
                                                          fluctuations in market value.
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Opportunities  (Class VC)       Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Merger Fund VL
------------------------------------------------------------------------------------------------------------------------------------
The Merger Fund VL                                        Capital growth by engaging in merger arbitrage.
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------------
Nationwide VIT Bond Index (Class Y)                       To match the performance of the Barclays U.S. Aggregate
                                                          Index as closely as possible before the deduction of Fund
                                                          expenses.
------------------------------------------------------------------------------------------------------------------------------------
Nationwide VIT International Index (Class Y)              To match the performance of the MSCI EAFE Index as closely as possible before the deduction of Fund expenses.
------------------------------------------------------------------------------------------------------------------------------------
Nationwide VIT Mid Cap Index (Class Y)                    Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Nationwide VIT S&P 500 Index (Class Y)                    Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Nationwide VIT Small Cap Index (Class Y)                  To match the performance of the Russell 2000 Index as
                                                          closely as possible before the deduction of Fund expenses.
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Large Cap Value (Class I)            Long term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth (Class I)             Growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Intrinsic Value (Class I)    Growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Short Duration Bond (Class I)        Highest available current income consistent with liquidity and low risk to principal; total return is a secondary
                                                          goal.
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small-Cap Growth (Class S)           Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Socially Responsive (Class I)        Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Northern Lights Variable Trust
------------------------------------------------------------------------------------------------------------------------------------
7Twelve Balanced Portfolio                                Superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
------------------------------------------------------------------------------------------------------------------------------------
Adaptive Allocation Portfolio                             Growth and risk-adjusted total return.
------------------------------------------------------------------------------------------------------------------------------------
BCM Decathlon Aggressive (Class 2)                        Income and capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
BCM Decathlon Conservative (Class 2)                      Income and capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
BCM Decathlon Moderate (Class 2)                          Income and capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Changing Parameters Portfolio                             Total return.
------------------------------------------------------------------------------------------------------------------------------------
Innealta Country Rotation (Class 2)                       Capital appreciation and current income, consistent with
                                                          the preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
Innealta Sector Rotation (Class 2)                        Capital appreciation and current income, consistent with
                                                          the preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
JNF Chicago Equity Partners Balanced                      Total return.
------------------------------------------------------------------------------------------------------------------------------------
JNF Chicago Equity Partners Equity                        Total return.
------------------------------------------------------------------------------------------------------------------------------------
Mariner Hyman Beck (Class 2)                              Income and capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Power Income (Class 2)                                    Total return from income and capital appreciation with
                                                          capital preservation as a secondary objective.
------------------------------------------------------------------------------------------------------------------------------------
Probabilities Fund                                        Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                             Objective                                   Early Cut
                                                                                                                            Off *
------------------------------------------------------------------------------------------------------------------------------------
TOPS Aggressive Growth ETF (Class 1)                      Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
TOPS Aggressive Growth ETF (Class 2)                      Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
TOPS Balanced ETF (Class 1)                               Income and capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
TOPS Balanced ETF (Class 2)                               Income and capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
TOPS Capital Preservation ETF (Class 1)                   Preserve capital and provide moderate income and moderate
                                                          capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
TOPS Capital Preservation ETF (Class 2)                   To preserve capital and provide moderate income and
                                                          moderate capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
TOPS Growth ETF (Class 1)                                 Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
TOPS Growth ETF (Class 2)                                 Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
TOPS Managed Risk Balanced ETF (Class 1)                  Income and capital appreciation with less volatility than
                                                          the fixed income and equity markets as a whole.
------------------------------------------------------------------------------------------------------------------------------------
TOPS Managed Risk Balanced ETF (Class 2)                  Income and capital appreciation with less volatility than
                                                          the fixed income and equity markets as a whole.
------------------------------------------------------------------------------------------------------------------------------------
TOPS Managed Risk Growth ETF (Class 1)                    Capital appreciation with less volatility than the equity
                                                          markets as a whole.
------------------------------------------------------------------------------------------------------------------------------------
TOPS Managed Risk Growth ETF (Class 2)                    Capital appreciation with less volatility than the equity
                                                          markets as a whole.
------------------------------------------------------------------------------------------------------------------------------------
TOPS Managed Risk Moderate Growth ETF (Class 1)           Capital appreciation with less volatility than the equity
                                                          markets as a whole.
------------------------------------------------------------------------------------------------------------------------------------
TOPS Managed Risk Moderate Growth ETF (Class 2)           Capital appreciation with less volatility than the equity
                                                          markets as a whole.
------------------------------------------------------------------------------------------------------------------------------------
TOPS Moderate Growth ETF (Class 1)                        Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
TOPS Moderate Growth ETF (Class 2)                        Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Vice Fund                                                 Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Income/VA (Service)                   Total return.
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond/VA (Service)                        Total return.
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Equity Income/VA (Service)                    Total return
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA (Service)                      Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Strategic Income/VA (Service)          Total return.
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Growth/VA (Service)             Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street /VA (Service)                     Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------------
PIMCO All Asset (Admin. Class)                            Maximum real return, consistent with preservation of real
                                                          capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn Strategy (Admin. Class)         Maximum real return, consistent with prudent investment
                                                          management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Emerging Markets Bond (Admin. Class)                Maximum total return, consistent with preservation of
                                                          capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond - Unhedged (Admin. Class)              Maximum total return, consistent with preservation of
                                                          capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond - US Dollar Hedged (Admin. Class)      Maximum total return, consistent with preservation of
                                                          capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Global Advantage Strategy Bond (Admin. Class)       Total return which exceeds that of its benchmarks,
                                                          consistent with prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Global Bond - Unhedged (Admin. Class)               Maximum total return, consistent with preservation of
                                                          capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Global Diversified Allocation (Admin. Class)        To maximize risk-adjusted total return relative to a blend of 60% MSCI World Index/40% Barclays Capital U.S. Aggregate
                                                          Index.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Global Multi-Asset (Admin. Class)                   Maximum long-term absolute return, consistent with prudent management of portfolio volatility.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                             Objective                                   Early Cut
                                                                                                                            Off *
------------------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield (Admin. Class)                           Maximum total return, consistent with preservation of
                                                          capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Long-Term U.S. Government (Admin. Class)            Maximum total return, consistent with preservation of
                                                          capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Low Duration (Admin. Class)                         Maximum total return, consistent with preservation of
                                                          capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Real Return (Admin. Class)                          Maximum real return, consistent with preservation of real
                                                          capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Short-Term (Admin. Class)                           Maximum current income, consistent with preservation of
                                                          capital and daily liquidity.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return (Admin. Class)                         Maximum total return, consistent with preservation of
                                                          capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Unconstrained Bond (Admin. Class)                   Maximum long-term return, consistent with preservation of
                                                          capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Bond VCT (Class II)                               Current income.
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Value VCT (Class II)                  Long term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Emerging Markets VCT (Class II)                   Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT (Class II)                      Current income and long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT (Class II)                               Reasonable income and capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Pioneer High Yield VCT (Class II)                         Maximize total return (income plus capital appreciation).
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT (Class II)                      Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Strategic Income VCT (Class II)                   A high level of current income.
------------------------------------------------------------------------------------------------------------------------------------
ProFunds
------------------------------------------------------------------------------------------------------------------------------------
Access VP High Yield                                      Seeks to provide daily investment results that
                                                          correspond generally to the total return of the
                                                          high yield market consistent with maintaining
                                                          reasonable liquidity.                                              2:00PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Asia 30                                       Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the ProFunds Asia 30 Index.                         3:45PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Banks                                         Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the Dow Jones U.S. Banks Index.                     3:35PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Basic Materials                               Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the Dow Jones U.S. Basic Materials
                                                          Index.                                                             3:35PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Bear                                          Seeks investment results, before fees and
                                                          expenses, that correspond to the inverse
                                                          (opposite) of the daily performance of the S&P
                                                          500.                                                               3:45PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Biotechnology                                 Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the Dow Jones U.S. Biotechnology
                                                          Index.                                                             3:35PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Bull (Investor Class)                         Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the S&P 500.                                        3:45PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Consumer Goods                                Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the Dow Jones U.S. Consumer Goods
                                                          Index.                                                             3:35PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Consumer Services                             Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the Dow Jones U.S. Consumer
                                                          Services Index.                                                    3:35PM
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                             Objective                                   Early Cut
                                                                                                                            Off *
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Emerging Markets                              Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the Bank of New York Mellon
                                                          Emerging Markets 50 ADR Index.                                     3:35PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Europe 30                                     Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the Pro-Funds Europe 30 Index.                      3:45PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Falling US Dollar                             Seeks investment results, before fees and
                                                          expenses, that correspond to the inverse
                                                          (opposite) of the daily performance of the U.S.
                                                          Dollar Index.                                                      3:45PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Financials                                    Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the Dow Jones U.S. Financials
                                                          Index.                                                             3:35PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Health Care                                   Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the Dow Jones U.S. Health Care
                                                          Index.                                                             3:35PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Industrials                                   Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the Dow Jones U.S. Industrials
                                                          Index.                                                             3:35PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP International                                 Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the Morgan Stanley Capital
                                                          International Europe, Australasia and Far East
                                                          (MSCI EAFE) Index.                                                 3:35PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Internet                                      Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the Dow Jones Internet Composite
                                                          Index.                                                             3:35PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Japan                                         Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the Nikkei 225 Stock Average.                       3:45PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Large-Cap Growth                              Seeks  investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the S&P 500/Citigroup Growth
                                                          Index.                                                             3:45PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Large-Cap Value                               Seeks  investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the S&P 500/Citigroup Value Index.                  3:45PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Mid-Cap                                       Seeks  investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the S&P MidCap 400 (R).                             3:45PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Mid-Cap Growth                                Seeks  investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the S&P MidCap 400/Citigroup
                                                          Growth Index.                                                      3:45PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Mid-Cap Value                                 Seeks  investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the S&P MidCap 400/Citigroup Value
                                                          Index.                                                             3:45PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Money Market                                  Seeks a high level of current income consistent
                                                          with liquidity and preservation of capital.                        3:45PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP NASDAQ-100                                    Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the NASDAQ-100 Index.                               3:45PM
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                             Objective                                   Early Cut
                                                                                                                            Off *
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Oil and Gas                                   Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the Dow Jones U.S. Oil and Gas
                                                          Index.                                                             3:35PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Pharmaceuticals                               Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the Dow Jones U.S. Pharmaceuticals
                                                          Index.                                                             3:35PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Precious Metals                               Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the Dow Jones Precious Metals
                                                          Index.                                                             3:35PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Real Estate                                   Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the Dow Jones U.S. Real Estate
                                                          Index.                                                             3:35PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Rising Rates Opportunity                      Seeks investment results, before fees and
                                                          expenses, that correspond to one and one-quarter
                                                          times (125%) the inverse (opposite) of the daily
                                                          price movement of the most recently issued
                                                          30-year U.S. Treasury Bond ("Long Bond").                          3:45PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Semiconductor                                 Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the Dow Jones U.S. Semiconductors
                                                          Index.                                                             3:35PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Short Emerging Markets                        Seeks investment results, before fees and
                                                          expenses, that correspond to the inverse
                                                          (opposite) of the daily performance of The Bank
                                                          of New York Mellon Emerging Markets 50 ADR Index.                  3:35PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Short International                           Seeks investment results, before fees and
                                                          expenses, that correspond to the inverse
                                                          (opposite) of the daily performance of the MSCI
                                                          EAFE Index.                                                        3:35PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Short Mid-Cap                                 Seeks investment results, before fees and
                                                          expenses, that correspond to the inverse
                                                          (opposite) of the daily performance of the S&P
                                                          MidCap 400 .                                                       3:45PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Short NASDAQ-100                              Seeks investment results, before fees and
                                                          expenses, that correspond to the inverse
                                                          (opposite) of the daily performance of the
                                                          NASDAQ-100 Index.                                                  3:45PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Short Small-Cap                               Seeks investment results, before fees and
                                                          expenses, that correspond to the inverse
                                                          (opposite) of the daily performance of the
                                                          Russell 2000 Index.                                                3:45PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Small Cap                                     Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the Russell 2000 Index.                             3:45PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Small-Cap Growth                              Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the S&P SmallCap 600/Citigroup
                                                          Growth Index.                                                      3:45PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Small-Cap Value                               Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the S&P SmallCap 600/Citigroup
                                                          Value Index.                                                       3:45PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Technology                                    Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the Dow Jones U.S. Technology
                                                          Index.                                                             3:35PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Telecommunications                            Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the Dow Jones U.S
                                                          Telecommunications Index.                                          3:35PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP U.S. Government Plus                          Seeks investment results, before fees and
                                                          expenses, that correspond to one and one-quarter
                                                          times (125%) the daily price movement of the most
                                                          recently issued 30-year U.S. Treasury Bond ("Long
                                                          Bond").                                                            3:45PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP UltraBull                                     Seeks investment results, before fees and
                                                          expenses, that correspond to twice (200%) the
                                                          daily performance of the S&P 500.                                  3:45PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP UltraMid-Cap                                  Seeks investment results, before fees and
                                                          expenses, that correspond to twice (200%) the
                                                          daily performance of the S&P MidCap 400.                           3:45PM
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                             Objective                                   Early Cut
                                                                                                                            Off *
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP UltraNASDAQ-100                               Seeks investment results, before fees and
                                                          expenses, that correspond to twice (200%) the
                                                          daily performance of the NASDAQ-100 Index.                         3:45PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP UltraShort NASDAQ-100                         Seeks investment results, before fees and
                                                          expenses, that correspond to twice (200%) the
                                                          inverse (opposite) of the daily performance of
                                                          the NASDAQ-100 Index.                                              3:45PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP UltraSmall-Cap                                Seeks investment results, before fees and
                                                          expenses, that correspond to twice (200%) the
                                                          daily performance of the Russell 2000 Index.                       3:45PM
------------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Utilities                                     Seeks investment results, before fees and
                                                          expenses, that correspond to the daily
                                                          performance of the Dow Jones U.S. Utilities
                                                          Index.                                                             3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Absolute Return 500 Fund (Class IB)             To earn a positive total return that exceeds the rate of
                                                          inflation by 500 basis points (or 5.00%) on an annualized
                                                          basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income (Class IB)           High current income with preservation of capital as its
                                                          secondary objective.
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income (Class IB)                   As high a level of current income as Putnam Investment
                                                          Management, LLC (Putnam Management) believes is consistent with preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income (Class IB)                        Capital growth and current income.
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation (Class IB)              Long-term return consistent with preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield (Class IB)                           High current income. Capital growth is a secondary goal
                                                          when consistent with achieving high current income.
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income (Class IB)                               High current income consistent with what Putnam Management believes to be prudent risk.
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors (Class IB)                            Long-term growth of capital and any increased income that
                                                          results from this growth.
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Multi-Cap Value (Class IB)                      Capital appreciation and, as a secondary objective, current income.
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager (Class IB)                              Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Royce Capital Fund
------------------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap (Investment Class)                        Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Royce Small-Cap (Investment Class)                        Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Russell Investment Funds
------------------------------------------------------------------------------------------------------------------------------------
Russell Aggressive Equity                                 Long term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Russell Balanced Strategy                                 Above average capital appreciation and a moderate level of current income.
------------------------------------------------------------------------------------------------------------------------------------
Russell Conservative Strategy                             High current income and low long term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Russell Core Bond                                         Current income and as a secondary objective, capital
                                                          appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Russell Equity Growth Strategy                            High long term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Russell Global Real Estate Securities                     Current income and long term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Russell Growth Strategy                                   High long term capital appreciation with low current
                                                          income.
------------------------------------------------------------------------------------------------------------------------------------
Russell Moderate Strategy                                 High current income and moderate long term capital
                                                          appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Russell Multi-Style Equity                                Long term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Russell Non-U.S.                                          Long term capital growth.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                             Objective                                   Early Cut
                                                                                                                            Off *
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc.
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth (Class II)                 Long-term capital growth. Income is a secondary objective.
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                               Substantial dividend income as well as long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Health Sciences (Class II)                  Long term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Limited-Term Bond (Class II)                High level income consistent with moderate fluctuations of principle value.
------------------------------------------------------------------------------------------------------------------------------------
The Timothy Plan
------------------------------------------------------------------------------------------------------------------------------------
Timothy Plan Conservative Growth VS                       Moderate levels of long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Timothy Plan Strategic Growth VS                          Medium to high levels of long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Third Avenue Variable Series Trust
------------------------------------------------------------------------------------------------------------------------------------
Third Avenue Value                                        Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Trust
------------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Emerging Markets (Initial Class)              Long-term capital appreciation. Income is a secondary
                                                          consideration.
------------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Global Gold (Initial Class)                   Long-term capital appreciation by investing in common
                                                          stocks of gold-mining companies.
------------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Global Hard Assets (Initial Class)            Long-term capital appreciation. Income is a secondary
                                                          consideration.
------------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Multi-Manager Alternatives (Initial Class)    Consistent absolute (positive) returns in various market
                                                          cycles.
------------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Unconstrained Emerging Markets Bond (Initial  High total return-income plus capital
Class)                                                    appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Vanguard Variable Insurance Fund
------------------------------------------------------------------------------------------------------------------------------------
Vanguard Balanced                                         Long-term capital appreciation and reasonable
                                                          current income.                                                    2:30PM
------------------------------------------------------------------------------------------------------------------------------------
Vanguard Capital Growth                                   Long-term capital appreciation.                                    2:30PM
------------------------------------------------------------------------------------------------------------------------------------
Vanguard Diversified Value                                Long-term capital appreciation and income.                         2:30PM
------------------------------------------------------------------------------------------------------------------------------------
Vanguard Equity Income                                    An above-average level of current income and
                                                          reasonable long-term capital appreciation.                         2:30PM
------------------------------------------------------------------------------------------------------------------------------------
Vanguard Equity Index                                     To track the performance of a benchmark index
                                                          that measures the investment return of
                                                          large-capitalization stocks.                                       2:30PM
------------------------------------------------------------------------------------------------------------------------------------
Vanguard Growth                                           Long-term capital appreciation.                                    2:30PM
------------------------------------------------------------------------------------------------------------------------------------
Vanguard High Yield Bond                                  High level of current income.                                      2:30PM
------------------------------------------------------------------------------------------------------------------------------------
Vanguard International                                    Long-term capital appreciation.                                    2:30PM
------------------------------------------------------------------------------------------------------------------------------------
Vanguard Mid-Cap Index                                    Track the performance of a benchmark index that
                                                          measures the investment return of
                                                          mid-capitalization stocks.                                         2:30PM
------------------------------------------------------------------------------------------------------------------------------------
Vanguard REIT Index                                       Provide a high level of income and moderate
                                                          long-term capital appreciation by tracking the
                                                          performance of a benchmark index that measures
                                                          the performance of publicly traded equity REITs.                   2:30PM
------------------------------------------------------------------------------------------------------------------------------------
Vanguard Short-Term Investment Grade                      Current income while maintaining limited price
                                                          volatility.                                                        2:30PM
------------------------------------------------------------------------------------------------------------------------------------
Vanguard Small Company Growth                             Long-term capital appreciation.                                    2:30PM
------------------------------------------------------------------------------------------------------------------------------------
Vanguard Total Bond Market Index                          Track the performance of a broad, market-weighted
                                                          bond index.                                                        2:30PM
------------------------------------------------------------------------------------------------------------------------------------
Vanguard Total Stock Market Index                         Track the performance of a benchmark index that
                                                          measures the investment return of the overall
                                                          stock market.                                                      2:30PM
------------------------------------------------------------------------------------------------------------------------------------
Virtus Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------------
Virtus International                                      High total return consistent with reasonable
                                                          risk.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                             Objective                                   Early Cut
                                                                                                                            Off *
------------------------------------------------------------------------------------------------------------------------------------
Virtus Multi-Sector Fixed Income                          Long-term total return.
------------------------------------------------------------------------------------------------------------------------------------
Virtus Premium AlphaSector                                Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Virtus Real Estate Securities                             Capital appreciation and income with approximately equal
                                                          emphasis.
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Variable Trust
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Discovery (Class 2)              Long term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity (Class 2)            Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Small Cap Value (Class 2)        Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Wilshire Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------------
Wilshire VIT 2015 ETF                                     High total return until its target retirement date.
                                                          Thereafter the 2015 ETF Fund's objective will be to seek
                                                          high current income and, as a secondary objective, capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Wilshire VIT 2025 ETF                                     High total return until its target retirement date.
                                                          Thereafter the 2025 ETF Fund's objective will be to seek
                                                          high current income and, as a secondary objective, capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Wilshire VIT 2035 ETF                                     High total return until its target retirement date.
                                                          Thereafter the 2035 ETF Fund's objective will be to seek
                                                          high current income and, as a secondary objective, capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Wilshire VIT Balanced                                     High long-term total rate of return consistent with prudent investment risks. Total rate of return consists of current income, which includes dividends, interest, discount
                                                          accruals and capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Wilshire VIT Equity                                       Long-term capital growth. As a secondary objective, the
                                                          Equity Fund seeks conservation of principal and production of income.
------------------------------------------------------------------------------------------------------------------------------------
Wilshire VIT Income                                       Long-term total rate of return in excess of the U.S. bond
                                                          market over a full market cycle.
------------------------------------------------------------------------------------------------------------------------------------
Wilshire VIT International Equity                         Long-term growth of capital primarily through diversified
                                                          holdings of marketable foreign equity investments.
------------------------------------------------------------------------------------------------------------------------------------
Wilshire VIT Small Cap                                    Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Wilshire VIT Socially Responsible                         Long-term growth of capital, current income and growth of
                                                          income.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Appendix B - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account G's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account G's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31. Inception date is May 4, 2005 unless otherwise noted.



                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV                $18.094   $18.149    $15.917   $10.534    $19.199    $14.378   $12.055    $10.149
Ending AUV                   $21.406   $18.094    $18.149   $15.917    $10.534    $19.199   $14.378    $12.055

Ending number of AUs (000s)      260       222        109       110         65        300        11         12

Large Cap Growth Portfolio
Beginning AUV                $13.376   $13.422    $11.838    $8.022    $14.898    $12.420   $11.812    $10.165
Ending AUV                   $14.695   $13.376    $13.422   $11.838     $8.022    $14.898   $12.420    $11.812

Ending number of AUs (000s)      106        75         71        93        106        110        28         23

Mid Cap Growth Portfolio
Beginning AUV                $11.920   $12.996    $10.886    $7.176    $17.231    $13.097   $11.891    $10.146
Ending AUV                   $13.852   $11.920    $12.996   $10.886     $7.176    $17.231   $13.097    $11.891

Ending number of AUs (000s)       35        44         87        95         19        194        17          -

Small Cap Growth Portfolio
Beginning AUV                $16.867   $17.421    $13.904    $9.556    $17.895    $15.263   $12.718    $10.172
Ending AUV                   $18.975   $16.867    $17.421   $13.904     $9.556    $17.895   $15.263    $12.718

Ending number of AUs (000s)       15        15         18        22         27         65        48         11

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
Dynamic Asset Allocation Portfolio (inception date November 16, 2012)
Beginning AUV                $10.020        N/A        N/A       N/A        N/A       N/A        N/A        N/A
Ending AUV                   $10.469        N/A        N/A       N/A        N/A       N/A        N/A        N/A

Ending number of AUs (000s)        0        N/A        N/A       N/A        N/A       N/A        N/A        N/A

Global Thematic Growth Portfolio (inception date November 19, 2010)
Beginning AUV                 $8.005   $10.451    $10.011        N/A        N/A       N/A        N/A       N/A
Ending AUV                    $9.065    $8.005    $10.451        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)       32         8          0        N/A        N/A       N/A        N/A       N/A

Growth and Income Portfolio (inception date May 1, 2006)
Beginning AUV                $10.118    $9.517     $8.415    $6.965    $11.726    $11.155    $9.958        N/A
Ending AUV                   $11.891   $10.118     $9.517    $8.415     $6.965    $11.726   $11.155        N/A

Ending number of AUs (000s)      173        80         42        45         35         39         8        N/A


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                                                                              43


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (continued):
International Growth Portfolio (inception date May 1, 2008)
Beginning AUV                 $6.978    $8.312     $7.381    $5.301    $10.085        N/A       N/A        N/A
Ending AUV                    $8.041    $6.978     $8.312    $7.381     $5.301        N/A       N/A        N/A

Ending number of AUs (000s)       86         77        64         46         22       N/A       N/A        N/A

International Value Portfolio (inception date May 1, 2008)
Beginning AUV                 $5.470    $6.789     $6.509    $4.845    $10.080        N/A       N/A        N/A
Ending AUV                    $6.246    $5.470     $6.789    $6.509     $4.845        N/A       N/A        N/A

Ending number of AUs (000s)       77         60        54         34         70       N/A       N/A        N/A

Small Cap Growth Portfolio (inception date May 1, 2008)
Beginning AUV                $12.405   $11.904     $8.715    $6.168    $10.134        N/A       N/A        N/A
Ending AUV                   $14.232   $12.405    $11.904    $8.715     $6.168        N/A       N/A        N/A

Ending number of AUs (000s)      112       117         47         4          4        N/A       N/A        N/A

Small-Mid Cap Value Portfolio (inception date May 1, 2006)
Beginning AUV                $11.321   $12.389     $9.787    $6.860    $10.677    $10.516   $10.000        N/A
Ending AUV                   $13.412   $11.321    $12.389    $9.787     $6.860    $10.677   $10.516        N/A

Ending number of AUs (000s)      266       265        208       117         97         83         1        N/A

ALPS VARIABLE INVESTMENT TRUST:
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio II (inception date May 1, 2008)
Beginning AUV                 $9.217    $9.706     $8.425    $6.619    $10.114        N/A       N/A        N/A
Ending AUV                   $10.525    $9.217     $9.706    $8.425     $6.619        N/A       N/A        N/A

Ending number of AUs (000s)        4         1          3         3          -        N/A       N/A        N/A

Ibbotson Balanced ETF Asset Allocation Portfolio II (inception date May 1, 2008)
Beginning AUV                $10.194   $10.285     $9.214    $7.709    $10.080        N/A       N/A        N/A
Ending AUV                   $11.296   $10.194    $10.285    $9.214     $7.709        N/A       N/A        N/A

Ending number of AUs (000s)      235       247        242        89         59        N/A       N/A        N/A

Ibbotson Conservative ETF Asset Allocation Portfolio II (inception date May 1, 2008)
Beginning AUV                $11.089   $10.751    $10.106    $9.334    $10.019        N/A       N/A        N/A
Ending AUV                   $11.666   $11.089    $10.751   $10.106     $9.334        N/A       N/A        N/A

Ending number of AUs (000s)      303       148        156       144         28        N/A       N/A        N/A

Ibbotson Growth ETF Asset Allocation Portfolio II (inception date May 1, 2008)
Beginning AUV                 $9.606    $9.973     $8.759    $7.027    $10.102        N/A       N/A        N/A
Ending AUV                   $10.847    $9.606     $9.973    $8.759     $7.027        N/A       N/A        N/A

Ending number of AUs (000s)      151       161         75        37          1        N/A       N/A        N/A

Ibbotson Income and Growth ETF Asset Allocation Portfolio II (inception date May 1, 2008)
Beginning AUV                $10.641   $10.527     $9.669    $8.534    $10.048        N/A       N/A        N/A
Ending AUV                   $11.478   $10.641    $10.527    $9.669     $8.534        N/A       N/A        N/A

Ending number of AUs (000s)      146        61         61        26          5        N/A       N/A        N/A


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                                                                              44


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
Balanced Fund
Beginning AUV                $13.257   $12.586    $11.275    $9.763    $12.255    $11.678   $10.653    $10.071
Ending AUV                   $14.822   $13.257    $12.586   $11.275     $9.763    $12.255   $11.678    $10.653

Ending number of AUs (000s)      133        70         78       101         77        101        39          -

VP Income & Growth Fund
Beginning AUV                $11.463   $11.117     $9.739    $8.247    $12.607    $12.616   $10.775    $10.115
Ending AUV                   $13.153   $11.463    $11.117    $9.739     $8.247    $12.607   $12.616    $10.775

Ending number of AUs (000s)      340        67         66        54         82         89        48         11

VP Inflation Protection Fund
Beginning AUV                $14.278   $12.777    $12.157   $11.028    $11.207    $10.234   $10.076    $10.011
Ending AUV                   $15.332   $14.278    $12.777   $12.157    $11.028    $11.207   $10.234    $10.076

Ending number of AUs (000s)      428       409        334       246        123        106         8          7

VP International Fund
Beginning AUV                $12.655   $14.387    $12.699    $9.494    $17.206    $14.574   $11.657    $10.142
Ending AUV                   $15.333   $12.655    $14.387   $12.699     $9.494    $17.206   $14.574    $11.657

Ending number of AUs (000s)      116        88         64        50         84        156        47          -

VP Large Company Value Fund (inception date May 1, 2007)
Beginning AUV                 $7.990    $7.901     $7.120    $5.931     $9.457    $10.037       N/A        N/A
Ending AUV                    $9.300    $7.990     $7.901    $7.120     $5.931     $9.457       N/A        N/A

Ending number of AUs (000s)       63        47         13        17         11          3       N/A        N/A

VP Mid Cap Value Fund (inception date November 20, 2009)
Beginning AUV                $12.437   $12.524    $10.502    $9.991        N/A        N/A       N/A        N/A
Ending AUV                   $14.468   $12.437    $12.524   $10.502        N/A        N/A       N/A        N/A

Ending number of AUs (000s)      364       125         47         -        N/A        N/A       N/A        N/A

VP Ultra Fund (inception date May 1, 2007)
Beginning AUV                $10.745   $10.632     $9.159    $6.811    $11.638    $10.019       N/A        N/A
Ending AUV                   $12.241   $10.745    $10.632    $9.159     $6.811    $11.638       N/A        N/A

Ending number of AUs (000s)       55       116         14         2         80        117       N/A        N/A

VP Value Fund
Beginning AUV                $12.212   $12.090    $10.659    $8.893    $12.144    $12.802   $10.789    $10.145
Ending AUV                   $13.992   $12.212    $12.090   $10.659     $8.893    $12.144   $12.802    $10.789

Ending number of AUs (000s)      187       195        181       149        107        101        96         15

VP Vista Fund (inception date May 1, 2007)
Beginning AUV                 $8.959    $9.727     $7.852    $6.411    $12.479     $9.972       N/A        N/A
Ending AUV                   $10.358    $8.959     $9.727    $7.852     $6.411    $12.479       N/A        N/A

Ending number of AUs (000s)        6        20         96         4         10         33       N/A        N/A


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                                                                              45


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES TRUST FUNDS:
Capital Appreciation V.I. Fund (inception date November 18, 2011)
Beginning AUV                $10.052    $9.949         N/A       N/A        N/A       N/A        N/A       N/A
Ending AUV                   $11.416   $10.052         N/A       N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)        6       -           N/A       N/A        N/A       N/A        N/A       N/A

Equity Dividend V.I. Fund (inception date November 18, 2011)
Beginning AUV                $10.456   $10.013         N/A       N/A        N/A       N/A        N/A       N/A
Ending AUV                   $11.700   $10.456         N/A       N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)      240        43         N/A       N/A        N/A       N/A        N/A       N/A

Global Allocation V.I. Fund (inception date November 18, 2011)
Beginning AUV                 $9.994    $9.986         N/A       N/A        N/A       N/A        N/A       N/A
Ending AUV                   $10.990    $9.994         N/A       N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)      247        21         N/A       N/A        N/A       N/A        N/A       N/A

High Yield V.I. Fund (inception date February 3, 2012)
Beginning AUV                $10.042        N/A        N/A       N/A        N/A       N/A        N/A       N/A
Ending AUV                   $11.113        N/A        N/A       N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)    1,341        N/A        N/A       N/A        N/A       N/A        N/A       N/A

Large Cap Core V.I. Fund (inception date November 18, 2011)
Beginning AUV                $10.338    $9.991         N/A       N/A        N/A       N/A        N/A       N/A
Ending AUV                   $11.620   $10.338         N/A       N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)        4       -           N/A       N/A        N/A       N/A        N/A       N/A

Large Cap Growth V.I. Fund (inception date November 18, 2011)
Beginning AUV                $10.288    $9.972         N/A       N/A        N/A       N/A        N/A       N/A
Ending AUV                   $11.812   $10.288         N/A       N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)       16       -           N/A       N/A        N/A       N/A        N/A       N/A

Large Cap Value V.I. Fund (inception date November 18, 2011)
Beginning AUV                $10.459   $10.033         N/A       N/A        N/A       N/A        N/A       N/A
Ending AUV                   $11.845   $10.459         N/A       N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)        5       -           N/A       N/A        N/A       N/A        N/A       N/A

Total Return V.I. Fund (inception date November 18, 2011)
Beginning AUV                $10.000    $9.983         N/A       N/A        N/A       N/A        N/A       N/A
Ending AUV                   $10.507   $10.000         N/A       N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)       33       -           N/A       N/A        N/A       N/A        N/A       N/A

U.S. Government Bond V.I. Fund (inception date February 3, 2012)
Beginning AUV                 $9.963        N/A        N/A       N/A        N/A       N/A        N/A       N/A
Ending AUV                   $10.119        N/A        N/A       N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)        3        N/A        N/A       N/A        N/A       N/A        N/A       N/A


--------------------------------------------------------------------------------


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE SERIES TRUST:
Select Large-Cap Value Portfolio (inception March 14, 2011)
Beginning AUV                 $9.174   $10.009         N/A       N/A        N/A       N/A        N/A       N/A
Ending AUV                   $10.873    $9.174         N/A       N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)      162       125         N/A       N/A        N/A       N/A        N/A       N/A

Select Smaller-Cap Value Portfolio (inception March 14, 2011)
Beginning AUV                 $8.814    $9.916         N/A       N/A        N/A       N/A        N/A       N/A
Ending AUV                   $10.393    $8.814         N/A       N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)       47         9         N/A       N/A        N/A       N/A        N/A       N/A

Seligman Global Technology Portfolio II
Beginning AUV                $17.073   $18.174    $15.792    $9.740    $16.338    $14.172   $12.041    $10.134
Ending AUV                   $18.273   $17.073    $18.174   $15.792     $9.740    $16.338   $14.172    $12.041

Ending number of AUs (000s)      137        52         40        40          8         18         6          -

CREDIT SUISSE TRUST:
Commodity Return Strategy Portfolio (inception date May 1, 2006)
Beginning AUV                 $9.196   $10.528     $9.025    $7.554    $11.396     $9.713   $10.138        N/A
Ending AUV                    $9.004    $9.196    $10.528    $9.025     $7.554    $11.396    $9.713        N/A

Ending number of AUs (000s)      240        77         45        45         30         23         2        N/A

DFA INVESTMENT DIMENSIONS GROUP, INC:
VA Global Bond Portfolio (inception date August 27, 2010)
Beginning AUV                $10.349    $9.903     $9.983        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $10.852   $10.349     $9.903        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)    1,620       827        261        N/A        N/A       N/A        N/A       N/A

VA International Small Portfolio (inception date August 27, 2010)
Beginning AUV                $10.747   $12.617    $10.132        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $12.833   $10.747    $12.617        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)      451       255         86        N/A        N/A       N/A        N/A       N/A

VA International Value Portfolio (inception date August 27, 2010)
Beginning AUV                 $9.932   $11.959    $10.181        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $11.619    $9.932    $11.959        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)      691       376         64        N/A        N/A       N/A        N/A       N/A

VA Short-Term Fixed Portfolio (inception date August 27, 2010)
Beginning AUV                $10.056   $10.013     $9.990        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $10.141   $10.056    $10.013        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)      796       419         58        N/A        N/A       N/A        N/A       N/A

VA U.S. Large Value Portfolio (inception date August 27, 2010)
Beginning AUV                $12.057   $12.484    $10.203        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $14.702   $12.057    $12.484        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)      777       356         88        N/A        N/A       N/A        N/A       N/A


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                                                                              47


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP, INC (continued):
VA U.S. Targeted Value Portfolio (inception date August 27, 2010)
Beginning AUV                $12.443   $13.036    $10.256        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $14.946   $12.443    $13.036        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)      494       272         39        N/A        N/A       N/A        N/A       N/A

DIREXION INSURANCE TRUST:
Dynamic VP HY Bond Fund
Beginning AUV                $11.785   $11.230    $10.798    $9.833    $10.923    $11.120   $10.470    $10.072
Ending AUV                   $12.861   $11.785    $11.230   $10.798     $9.833    $10.923   $11.120    $10.470

Ending number of AUs (000s)      261       390         14       297      1,119        284        96          9

THE DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio
Beginning AUV                $14.263   $14.183    $11.272    $9.015    $13.049    $13.135   $11.481    $10.172
Ending AUV                   $16.508   $14.263    $14.183   $11.272     $9.015    $13.049   $13.135    $11.481

Ending number of AUs (000s)      165       126         98       104        134        158        66          7

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Beginning AUV                $13.078   $12.962    $11.289    $8.440    $12.871    $11.941   $10.935    $10.101
Ending AUV                   $14.645   $13.078    $12.962   $11.289     $8.440    $12.871   $11.941    $10.935

Ending number of AUs (000s)       12        21          3        10          8          3         -          -

DREYFUS STOCK INDEX FUND
Beginning AUV                $12.279   $12.052    $10.495    $8.307    $13.216    $12.556   $10.871    $10.125
Ending AUV                   $14.211   $12.279    $12.052   $10.495     $8.307    $13.216   $12.556    $10.871

Ending number of AUs (000s)      736       600        782       604        635        779       301         12

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
Beginning AUV                $10.210   $12.525    $11.991    $9.155    $14.606    $14.024   $11.439    $10.118
Ending AUV                   $11.504   $10.210    $12.525   $11.991     $9.155    $14.606   $14.024    $11.439

Ending number of AUs (000s)      257       239        288       253        283        384       157         19

EATON VANCE VARIABLE TRUST:
Floating-Rate Income Fund (inception date May 3, 2010)
Beginning AUV                $10.673   $10.407    $10.001        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $11.448   $10.673    $10.407        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)    1,240       749        281        N/A        N/A       N/A        N/A       N/A

Large-Cap Value Fund (inception date May 3, 2010)
Beginning AUV                $10.201   $10.849    $10.129        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $11.744   $10.201    $10.849        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)       43        22         26        N/A        N/A       N/A        N/A       N/A

FEDERATED INSURANCE SERIES:
High Income Bond Fund II
Beginning AUV                $16.539   $15.727    $13.708    $8.968    $12.118    $11.716   $10.574    $10.014
Ending AUV                   $18.970   $16.539    $15.727   $13.708     $8.968    $12.118   $11.716    $10.574

Ending number of AUs (000s)      614       122        174       600        155        120        96         12


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                                                                              48


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES (continued):
Kaufmann Fund II (inception date November 1, 2006)
Beginning AUV                 $9.715   $11.230     $9.537    $7.387    $12.717    $10.542    $9.935        N/A
Ending AUV                   $11.368    $9.715    $11.230    $9.537     $7.387    $12.717   $10.542        N/A

Ending number of AUs (000s)       36        44         49        68         97         37         -        N/A

Managed Volatility Fund II
Beginning AUV                $15.524   $14.817    $13.219   $10.305    $12.943    $12.441   $10.758    $10.072
Ending AUV                   $17.628   $15.524    $14.817   $13.219    $10.305    $12.943   $12.441    $10.758

Ending number of AUs (000s)      171        63         34        38         30         59        43          -

FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced Portfolio (inception date November 19, 2010)
Beginning AUV                $10.126   $10.529    $10.027        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $11.627   $10.126    $10.529        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)       80        18          4        N/A        N/A       N/A        N/A       N/A

Contrafund Portfolio (inception date November 19, 2010)
Beginning AUV                $10.346   $10.643    $10.040        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $12.016   $10.346    $10.643        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)      420       183         37        N/A        N/A       N/A        N/A       N/A

Disciplined Small Cap Portfolio (inception date November 19, 2010)
Beginning AUV                $10.690   $10.862    $10.029        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $12.675   $10.690    $10.862        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)       17        25          8        N/A        N/A       N/A        N/A       N/A

Dynamic Capital Appreciation Portfolio (inception date November 19, 2010)
Beginning AUV                $10.087   $10.375    $10.075        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $12.332   $10.087    $10.375        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)       22         -          -        N/A        N/A       N/A        N/A       N/A

Equity-Income Portfolio (inception date November 19, 2010)
Beginning AUV                $10.725   $10.655    $10.017        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $12.554   $10.725    $10.655        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)       68        25          -        N/A        N/A       N/A        N/A       N/A

FundsManager 20% Portfolio (inception date May 1, 2012)
Beginning AUV                $10.009        N/A        N/A       N/A        N/A       N/A        N/A       N/A
Ending AUV                   $10.217        N/A        N/A       N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)        1        N/A        N/A       N/A        N/A       N/A        N/A       N/A

FundsManager 50% Portfolio (inception date May 1, 2012)
Beginning AUV                $10.019        N/A        N/A       N/A        N/A       N/A        N/A       N/A
Ending AUV                   $10.314        N/A        N/A       N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)        -        N/A        N/A       N/A        N/A       N/A        N/A       N/A

FundsManager 60% Portfolio (inception date May 1, 2012)
Beginning AUV                $10.019        N/A        N/A       N/A        N/A       N/A        N/A       N/A
Ending AUV                   $10.332        N/A        N/A       N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)        -        N/A        N/A       N/A        N/A       N/A        N/A       N/A


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                                                                              49


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS (continued):
FundsManager 70% Portfolio (inception date May 1, 2012)
Beginning AUV                $10.019        N/A        N/A       N/A        N/A       N/A        N/A       N/A
Ending AUV                   $10.377        N/A        N/A       N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)        -        N/A        N/A       N/A        N/A       N/A        N/A       N/A

FundsManager 85% Portfolio (inception date May 1, 2012)
Beginning AUV                $10.032        N/A        N/A       N/A        N/A       N/A        N/A       N/A
Ending AUV                   $10.348        N/A        N/A       N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)        -        N/A        N/A       N/A        N/A       N/A        N/A       N/A

Growth Portfolio (inception date November 19, 2010)
Beginning AUV                $10.646   $10.650    $10.040        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $12.179   $10.646    $10.650        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)       97        41         26        N/A        N/A       N/A        N/A       N/A

Growth & Income Portfolio (inception date November 19, 2010)
Beginning AUV                $10.738   $10.594    $10.034        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $12.697   $10.738    $10.594        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)       58         4          -        N/A        N/A       N/A        N/A       N/A

Growth Opportunities Portfolio (inception date November 19, 2010)
Beginning AUV                $10.909   $10.698    $10.114        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $13.016   $10.909    $10.698        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)       47         1          -        N/A        N/A       N/A        N/A       N/A

High Income Portfolio (inception date November 19, 2010)
Beginning AUV                $10.439   $10.065     $9.983        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $11.898   $10.439    $10.065        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)      751       441        295        N/A        N/A       N/A        N/A       N/A

International Capital Appreciation Portfolio (inception date November 19, 2010)
Beginning AUV                 $8.975   $10.285    $10.021        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $11.262    $8.975    $10.285        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)      130        18          6        N/A        N/A       N/A        N/A       N/A

Investment Grade Bond Portfolio (inception date November 19, 2010)
Beginning AUV                $10.651    $9.951    $10.008        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $11.248   $10.651     $9.951        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)      545       312          -        N/A        N/A       N/A        N/A       N/A

Mid Cap Portfolio (inception date November 19, 2010)
Beginning AUV                 $9.215   $10.337    $10.019        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $10.557    $9.215    $10.337        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)       90        57         28        N/A        N/A       N/A        N/A       N/A

Overseas Portfolio (inception date November 19, 2010)
Beginning AUV                 $8.444   $10.215    $10.024        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $10.164    $8.444    $10.215        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)       55        41         10        N/A        N/A       N/A        N/A       N/A


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                                                                              50


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS (continued):
Real Estate Portfolio (inception date November 19, 2010)
Beginning AUV                $11.452   $10.625    $10.053        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $13.547   $11.452    $10.625        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)      222       187         26        N/A        N/A       N/A        N/A       N/A

Strategic Income Portfolio (inception date November 19, 2010)
Beginning AUV                $10.427    $9.982     $9.992        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $11.493   $10.427     $9.982        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)      568       648         18        N/A        N/A       N/A        N/A       N/A

Value Leaders Portfolio (inception date November 19, 2010)
Beginning AUV                 $9.813   $10.690    $10.041        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $11.150    $9.813    $10.690        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)        -         -          -        N/A        N/A       N/A        N/A       N/A

Value Portfolio (inception date November 19, 2010)
Beginning AUV                $10.365   $10.650    $10.029        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $12.495   $10.365    $10.650        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)       15         2          -        N/A        N/A       N/A        N/A       N/A

Value Strategies Portfolio (inception date November 19, 2010)
Beginning AUV                 $9.812   $10.787    $10.033        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $12.468    $9.812    $10.787        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)       16         1          -        N/A        N/A       N/A        N/A       N/A

FIRST EAGLE VARIABLE FUNDS:
Overseas Variable Fund (inception date November 14, 2008)
Beginning AUV                $14.053   $14.997    $12.585   $10.465     $9.782        N/A       N/A        N/A
Ending AUV                   $16.137   $14.053    $14.997   $12.585    $10.465        N/A       N/A        N/A

Ending number of AUs (000s)      662       526        385       238         27        N/A       N/A        N/A

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate Securities II Fund (inception date November 14, 2008)
Beginning AUV                $13.553   $14.365    $11.875    $9.972     $9.352        N/A       N/A        N/A
Ending AUV                   $17.268   $13.553    $14.365   $11.875     $9.972        N/A       N/A        N/A

Ending number of AUs (000s)      116        86         55        48          -        N/A       N/A        N/A

High Income Securities II Fund (inception date November 14, 2008)
Beginning AUV                $16.825   $16.091    $14.208    $9.957     $9.892        N/A       N/A        N/A
Ending AUV                   $19.443   $16.825    $16.091   $14.208     $9.957        N/A       N/A        N/A

Ending number of AUs (000s)      262        79         90       726         24        N/A       N/A        N/A

Income Securities II Fund (inception date November 14, 2008)
Beginning AUV                $15.753   $15.386    $13.656   $10.071     $9.831        N/A       N/A        N/A
Ending AUV                   $17.746   $15.753    $15.386   $13.656    $10.071        N/A       N/A        N/A

Ending number of AUs (000s)      438       323        454       628          -        N/A       N/A        N/A

Mutual Shares Securities II Fund (inception date November 14, 2008)
Beginning AUV                $13.707   $13.851    $12.457    $9.883     $9.690        N/A       N/A        N/A
Ending AUV                   $15.659   $13.707    $13.851   $12.457     $9.883        N/A       N/A        N/A

Ending number of AUs (000s)      170       161        117        71          -        N/A       N/A        N/A


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                                                                              51


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued):
Strategic Income Securities II Fund (inception date November 14, 2008)
Beginning AUV                $14.731   $14.361    $12.948   $10.296    $10.000        N/A       N/A        N/A
Ending AUV                   $16.609   $14.731    $14.361   $12.948    $10.296        N/A       N/A        N/A

Ending number of AUs (000s)      377       189        216       135          4        N/A       N/A        N/A

Templeton Global Bond Securities II Fund (inception date November 14, 2008)
Beginning AUV                $14.463   $14.590    $12.748   $10.741    $10.063        N/A       N/A        N/A
Ending AUV                   $16.642   $14.463    $14.590   $12.748    $10.741        N/A       N/A        N/A

Ending number of AUs (000s)    1,282       902        544       250         18        N/A       N/A        N/A

U.S. Government II Fund (inception date November 14, 2008)
Beginning AUV                $11.930   $11.289    $10.722   $10.400    $10.008        N/A       N/A        N/A
Ending AUV                   $12.155   $11.930    $11.289   $10.722    $10.400        N/A       N/A        N/A

Ending number of AUs (000s)      732       495        152       122          7        N/A       N/A        N/A

GUGGENHEIM VARIABLE INSURANCE FUNDS:
All Cap Value Fund (inception November 19, 2010)
Beginning AUV                $10.181   $10.644    $10.043        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.760   $10.181    $10.644        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        -         -          -        N/A       N/A        N/A       N/A        N/A

All-Asset Aggressive Strategy Fund (inception date November 1, 2006)
Beginning AUV                $10.482   $10.951     $9.749    $8.235    $10.986    $10.298    $9.908        N/A
Ending AUV                   $11.807   $10.482    $10.951    $9.749     $8.235    $10.986   $10.298        N/A

Ending number of AUs (000s)       13        12         11        12          9          3         -        N/A

All-Asset Conservative Strategy Fund (inception date November 1, 2006)
Beginning AUV                $10.717   $10.858    $10.110    $9.623    $10.792    $10.138    $9.984        N/A
Ending AUV                   $11.543   $10.717    $10.858   $10.110     $9.623    $10.792   $10.138        N/A

Ending number of AUs (000s)       53        71         24        12          1         19        15        N/A

All-Asset Moderate Strategy Fund (inception date November 1, 2006)
Beginning AUV                $10.586   $10.892    $10.099    $9.033    $10.960    $10.286    $9.952        N/A
Ending AUV                   $11.648   $10.586    $10.892   $10.099     $9.033    $10.960   $10.286        N/A

Ending number of AUs (000s)       42        41         43         5          6          9         4        N/A

CLS AdvisorOne Amerigo Fund
Beginning AUV                $12.261   $13.226    $11.488    $8.241    $14.480    $12.727   $11.329    $10.135
Ending AUV                   $13.941   $12.261    $13.226   $11.488     $8.241    $14.480   $12.727    $11.329

Ending number of AUs (000s)       97       287        362       377        411        395       164         61

CLS AdvisorOne Clermont Fund
Beginning AUV                $11.576   $11.609    $10.460    $8.533    $12.202    $11.487   $10.600    $10.057
Ending AUV                   $12.825   $11.576    $11.609   $10.460     $8.533    $12.202   $11.487    $10.600

Ending number of AUs (000s)       56       153        170       193        220        120        51         13


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                                                                              52


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS (continued):
CLS AdvisorOne Select Allocation Fund (inception date November 19, 2010)
Beginning AUV                 $9.910   $10.346    $10.017        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.141    $9.910    $10.346        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        1         -          -        N/A       N/A        N/A       N/A        N/A

DWA Flexible Allocation Fund (inception date May 3, 2010)
Beginning AUV                 $8.959   $10.082    $10.201        N/A       N/A        N/A       N/A        N/A
Ending AUV                    $9.148    $8.959    $10.082        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      113       143         22        N/A       N/A        N/A       N/A        N/A

DWA Sector Rotation Fund (inception date May 3, 2010)
Beginning AUV                 $9.135    $9.856    $10.202        N/A       N/A        N/A       N/A        N/A
Ending AUV                    $9.485    $9.135     $9.856        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       76        85         19        N/A       N/A        N/A       N/A        N/A

High Yield Fund (Series P) (inception November 19, 2010)
Beginning AUV                $10.140   $10.144    $10.000        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.648   $10.140    $10.144        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      434        32         39        N/A       N/A        N/A       N/A        N/A

Large Cap Value Fund (Series B) (inception November 19, 2010)
Beginning AUV                $10.185   $10.596    $10.045        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.775   $10.185    $10.596        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        3         -          -        N/A       N/A        N/A       N/A        N/A

Managed Asset Allocation Fund (Series N) (inception November 19, 2010)
Beginning AUV                $10.357   $10.290    $10.016        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.733   $10.357    $10.290        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       11         5          3        N/A       N/A        N/A       N/A        N/A

Managed Futures Strategy Fund (inception date November 14, 2008)
Beginning AUV                 $8.140    $8.909     $9.235    $9.622     $9.996        N/A       N/A        N/A
Ending AUV                    $7.228    $8.140     $8.909    $9.235     $9.622        N/A       N/A        N/A

Ending number of AUs (000s)      211       216        149       234        226        N/A       N/A        N/A

MCSI EAFE Equal Weight Fund (Series D) (inception November 19, 2010)
Beginning AUV                 $8.708   $10.343    $10.020        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.151    $8.708    $10.343        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       70         3          1        N/A       N/A        N/A       N/A        N/A

Multi-Hedge Strategies Fund (inception date February 3, 2006)
Beginning AUV                 $9.348    $9.042     $8.516    $8.805    $10.832    $10.432    $9.996        N/A
Ending AUV                    $9.556    $9.348     $9.042    $8.516     $8.805    $10.832   $10.432        N/A

Ending number of AUs (000s)      294       136         75       146        143        123        33        N/A

Rydex Banking Fund
Beginning AUV                 $4.322    $5.558     $4.917    $5.091     $8.653    $11.867   $10.667    $10.203
Ending AUV                    $5.369    $4.322     $5.558    $4.917     $5.091     $8.653   $11.867    $10.667

Ending number of AUs (000s)      438       126        197        63        121          6        18          1


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                                                                              53


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS (continued):
Rydex Basic Materials Fund
Beginning AUV                $16.487   $19.736    $15.580   $10.022    $18.354    $13.701   $11.203    $10.195
Ending AUV                   $18.255   $16.487    $19.736   $15.580    $10.022    $18.354   $13.701    $11.203

Ending number of AUs (000s)      107        23        158        83         46         94        11          5

Rydex Biotechnology Fund
Beginning AUV                $15.808   $14.295    $12.913   $10.912    $12.368    $11.846   $12.253    $10.109
Ending AUV                   $21.497   $15.808    $14.295   $12.913    $10.912    $12.368   $11.846    $12.253

Ending number of AUs (000s)       73        59         90        44         66         16         3          4

Rydex Commodities Strategy Fund (inception date October 21, 2005)
Beginning AUV                 $5.963    $6.387     $5.912    $5.300    $10.396     $7.935    $9.662    $10.048
Ending AUV                    $5.879    $5.963     $6.387    $5.912     $5.300    $10.396    $7.935     $9.662

Ending number of AUs (000s)       24       187        121        52          8         37         9          -

Rydex Consumer Products Fund
Beginning AUV                $16.097   $14.149    $12.064   $10.128    $13.220    $11.902   $10.136    $10.074
Ending AUV                   $17.553   $16.097    $14.149   $12.064    $10.128    $13.220   $11.902    $10.136

Ending number of AUs (000s)       82       273         73        47         37         69        26          -

Rydex Dow 2X Strategy Fund
Beginning AUV                $10.817    $9.915     $7.959    $5.815    $15.188    $14.043   $10.758    $10.246
Ending AUV                   $12.671   $10.817     $9.915    $7.959     $5.815    $15.188   $14.043    $10.758

Ending number of AUs (000s)      780       147         48        77         42         28        25          1

Rydex Electronics Fund
Beginning AUV                 $9.548   $11.433    $10.436    $6.073    $12.173    $12.484   $12.182    $10.223
Ending AUV                    $9.649    $9.548    $11.433   $10.436     $6.073    $12.173   $12.484    $12.182

Ending number of AUs (000s)       56         1         65        37          7         31         -          2

Rydex Energy Fund
Beginning AUV                $16.007   $17.001    $14.280   $10.310    $19.106    $14.342   $12.814    $10.134
Ending AUV                   $16.391   $16.007    $17.001   $14.280    $10.310    $19.106   $14.342    $12.814

Ending number of AUs (000s)       41        68        127        51        106        114        40          -

Rydex Energy Services Fund
Beginning AUV                $17.054   $18.801    $14.916    $9.183    $21.660    $15.799   $14.236    $10.193
Ending AUV                   $17.123   $17.054    $18.801   $14.916     $9.183    $21.660   $15.799    $14.236

Ending number of AUs (000s)       42        43        168        84         53        102        17         22

Rydex Europe 1.25X Strategy Fund
Beginning AUV                 $7.448    $8.776     $9.836    $7.251    $16.063    $14.207   $10.970    $10.187
Ending AUV                    $9.061    $7.448     $8.776    $9.836     $7.251    $16.063   $14.207    $10.970

Ending number of AUs (000s)      104         8         29        51         40         56        28          1

Rydex Financial Services Fund
Beginning AUV                 $6.455    $7.588     $6.635    $5.544    $10.669    $13.140   $11.257    $10.186
Ending AUV                    $7.920    $6.455     $7.588    $6.635     $5.544    $10.669   $13.140    $11.257

Ending number of AUs (000s)      344        72        100        15        129         14         7          -


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                                                                              54


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS (continued):
Rydex Government Long Bond 1.2X Strategy Fund
Beginning AUV                $16.516   $11.671    $10.596   $15.478    $10.684     $9.734   $10.050     $9.818
Ending AUV                   $17.014   $16.516    $11.671   $10.596    $15.478    $10.684    $9.734    $10.050

Ending number of AUs (000s)      127       470         35        55         88         42        14         17

Rydex Health Care Fund
Beginning AUV                $12.734   $12.164    $11.393    $9.140    $12.164    $11.472   $10.914    $10.093
Ending AUV                   $14.920   $12.734    $12.164   $11.393     $9.140    $12.164   $11.472    $10.914

Ending number of AUs (000s)       65       112         62        86         73         51        13          2

Rydex Internet Fund
Beginning AUV                $14.194   $16.115    $13.343    $8.045    $14.594    $13.221   $12.052    $10.316
Ending AUV                   $16.937   $14.194    $16.115   $13.343     $8.045    $14.594   $13.221    $12.052

Ending number of AUs (000s)       28        23        101        42          6         33         3          1


Rydex Inverse Dow 2X Strategy Fund
Beginning AUV                 $2.982    $4.089     $5.866   $10.598     $6.589     $7.240    $9.255     $9.756
Ending AUV                    $2.313    $2.982     $4.089    $5.866    $10.598     $6.589    $7.240     $9.255

Ending number of AUs (000s)       24        71        373       171         47        159        16          -

Rydex Inverse Government Long Bond Strategy Fund
Beginning AUV                 $5.228    $7.515     $8.619    $7.218    $10.343    $10.831   $10.019    $10.154
Ending AUV                    $4.904    $5.228     $7.515    $8.619     $7.218    $10.343   $10.831    $10.019

Ending number of AUs (000s)      245        40        119       656         67          6        15         30

Rydex Inverse Mid-Cap Strategy Fund
Beginning AUV                 $4.996    $5.392     $7.217   $11.151     $8.296     $8.464    $8.800     $9.867
Ending AUV                    $4.079    $4.996     $5.392    $7.217    $11.151     $8.296    $8.464     $8.800

Ending number of AUs (000s)        8         9          6         2          9         14         5          -

Rydex Inverse NASDAQ-100(R) Strategy Fund
Beginning AUV                 $4.887    $5.434     $6.902   $11.518     $7.782     $8.771    $8.896     $9.835
Ending AUV                    $3.976    $4.887     $5.434    $6.902    $11.518     $7.782    $8.771     $8.896

Ending number of AUs (000s)      195       138         66        72         14         41        37         25

Rydex Inverse Russell 2000(R) Strategy Fund
Beginning AUV                 $4.536    $4.910     $6.784   $10.103     $8.103     $7.690    $8.734     $9.819
Ending AUV                    $3.712    $4.536     $4.910    $6.784    $10.103     $8.103    $7.690     $8.734

Ending number of AUs (000s)       27       211         31        78         36         39        25         14

Rydex Inverse S&P 500 Strategy Fund
Beginning AUV                 $6.740    $7.410     $8.924   $12.317     $8.845     $8.773    $9.484     $9.890
Ending AUV                    $5.596    $6.740     $7.410    $8.924    $12.317     $8.845    $8.773     $9.484

Ending number of AUs (000s)      101        45         86       106         72         47         3         10


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                                                                              55


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS (continued):
Rydex Japan 2X Strategy Fund
Beginning AUV                 $8.594   $12.094    $10.451    $8.450    $12.607    $14.202   $13.508    $10.178
Ending AUV                   $10.321    $8.594    $12.094   $10.451     $8.450    $12.607   $14.202    $13.508

Ending number of AUs (000s)       39         2         47        16         32          9        21         14

Rydex Leisure Fund
Beginning AUV                $11.380   $11.107     $8.522    $6.233    $12.243    $12.562   $10.174    $10.173
Ending AUV                   $13.806   $11.380    $11.107    $8.522     $6.233    $12.243   $12.562    $10.174

Ending number of AUs (000s)       49        48         31         7         11          5        38          -

Rydex Mid Cap 1.5X Strategy Fund
Beginning AUV                $12.278   $13.286     $9.659    $6.338    $14.033    $13.546   $12.263    $10.203
Ending AUV                   $15.265   $12.278    $13.286    $9.659     $6.338    $14.033   $13.546    $12.263

Ending number of AUs (000s)       49        20        120        60         70         35       134          3

Rydex NASDAQ-100(R)  Fund
Beginning AUV                $15.309   $14.984    $12.646    $8.320    $14.323    $12.156   $11.493    $10.174
Ending AUV                   $17.876   $15.309    $14.984   $12.646     $8.320    $14.323   $12.156    $11.493

Ending number of AUs (000s)      100       177        153       176         33         55         4        344

Rydex NASDAQ-100(R)  2X Strategy Fund
Beginning AUV                $13.927   $14.022    $10.242    $4.703    $17.161    $13.386   $12.765    $10.336
Ending AUV                   $18.679   $13.927    $14.022   $10.242     $4.703    $17.161   $13.386    $12.765

Ending number of AUs (000s)       43       149        237       310        607        172        88         48

Rydex Nova Fund
Beginning AUV                 $9.814    $9.930     $8.277    $6.108    $13.417    $13.268   $11.124    $10.181
Ending AUV                   $11.997    $9.814     $9.930    $8.277     $6.108    $13.417   $13.268    $11.124

Ending number of AUs (000s)      179       194        257       180         48         52        53          4

Rydex Precious Metals Fund
Beginning AUV                $20.282   $26.742    $19.368   $12.978    $21.124    $17.669   $14.551    $10.267
Ending AUV                   $19.451   $20.282    $26.742   $19.368    $12.978    $21.124   $17.669    $14.551

Ending number of AUs (000s)      240       199        236       171        186        124        81         20

Rydex Real Estate Fund
Beginning AUV                $11.037   $10.793     $8.644    $6.900    $11.823    $14.618   $11.182    $10.091
Ending AUV                   $13.062   $11.037    $10.793    $8.644     $6.900    $11.823   $14.618    $11.182
Ending number of AUs (000s)      129       143        255        98         65         15        26          1

Rydex Retailing Fund
Beginning AUV                $13.525   $12.844    $10.264    $7.117    $10.614    $12.144   $11.032    $10.137
Ending AUV                   $15.793   $13.525    $12.844   $10.264     $7.117    $10.614   $12.144    $11.032

Ending number of AUs (000s)       35        71         11         1          7          2         3          -

Rydex Russell 2000(R) 1.5X Strategy Fund
Beginning AUV                $10.778   $12.273     $8.903    $6.678    $13.732    $14.724   $12.184    $10.286
Ending AUV                   $13.160   $10.778    $12.273    $8.903     $6.678    $13.732   $14.724    $12.184
Ending number of AUs (000s)       22        48        132         7         82          6       320          -

Rydex Russell 2000(R) 2X Strategy Fund (inception date November 1, 2006)
Beginning AUV                 $4.990    $6.189     $4.174    $3.074     $9.089    $10.398    $9.620        N/A
Ending AUV                    $6.446    $4.990     $6.189    $4.174     $3.074     $9.089   $10.398        N/A

Ending number of AUs (000s)       85        49        162       134        224         69         -        N/A


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                                                                              56


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS (continued):
Rydex S&P 500 2X Strategy Fund
Beginning AUV                 $7.975    $8.303     $6.617    $4.521    $14.120    $14.034   $11.345    $10.238
Ending AUV                   $10.318    $7.975     $8.303    $6.617     $4.521    $14.120   $14.034    $11.345
Ending number of AUs (000s)       55       564        126       807        152         80        70          8

Rydex S&P 500 Pure Growth Fund
Beginning AUV                $12.830   $12.971    $10.374    $7.046    $11.709    $11.161   $10.589    $10.097
Ending AUV                   $14.538   $12.830    $12.971   $10.374     $7.046    $11.709   $11.161    $10.589

Ending number of AUs (000s)      134       231        190       174        205         51        18          3

Rydex S&P 500 Pure Value Fund
Beginning AUV                $11.023   $11.383     $9.461    $6.255    $12.182    $12.873   $10.941    $10.156
Ending AUV                   $13.473   $11.023    $11.383    $9.461     $6.255    $12.182   $12.873    $10.941

Ending number of AUs (000s)      163        59        202       203         49         18        40          7

Rydex S&P 500 MidCap 400 Pure Growth Fund
Beginning AUV                $17.202   $17.316    $13.061    $8.329    $13.044    $12.027   $11.662    $10.127
Ending AUV                   $19.964   $17.202    $17.316   $13.061     $8.329    $13.044   $12.027    $11.662

Ending number of AUs (000s)       67       159        374       148         45         89         9         19

Rydex S&P 500 MidCap 400 Pure Value Fund
Beginning AUV                $12.379   $13.332    $11.098    $7.148    $12.681    $13.326   $11.383    $10.144
Ending AUV                   $14.481   $12.379    $13.332   $11.098     $7.148    $12.681   $13.326    $11.383

Ending number of AUs (000s)       68        42        110       147         43         24        48         15

Rydex S&P 500 SmallCap 600 Pure Growth Fund
Beginning AUV                $13.995   $13.520    $10.781    $8.048    $12.252    $12.266   $11.386    $10.154
Ending AUV                   $15.480   $13.995    $13.520   $10.781     $8.048    $12.252   $12.266    $11.386

Ending number of AUs (000s)       40       252        190       249        259         60        21          2

Rydex S&P 500 SmallCap 600 Pure Value Fund
Beginning AUV                $11.088   $12.245     $9.788    $6.032    $10.675    $13.404   $11.245    $10.188
Ending AUV                   $13.348   $11.088    $12.245    $9.788     $6.032    $10.675   $13.404    $11.245

Ending number of AUs (000s)       98        62        157       127         98         42        52          2

Rydex Strengthening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV                 $6.713    $7.012     $7.343    $8.725     $8.265     $9.275   $10.378    $10.121
Ending AUV                    $6.292    $6.713     $7.012    $7.343     $8.725     $8.265    $9.275    $10.378

Ending number of AUs (000s)       51       474        132        49         89         34         -          -

Rydex Technology Fund
Beginning AUV                $11.735   $12.924    $11.536    $7.414    $13.581    $12.304   $11.619    $10.109
Ending AUV                   $13.142   $11.735    $12.924   $11.536     $7.414    $13.581   $12.304    $11.619

Ending number of AUs (000s)       74        50         71        53         40         16         3          -

Rydex Telecommunications Fund
Beginning AUV                $10.254   $11.979    $10.461    $8.129    $14.872    $13.616   $11.393    $10.137
Ending AUV                   $10.752   $10.254    $11.979   $10.461     $8.129    $14.872   $13.616    $11.393

Ending number of AUs (000s)       38        18         63         8         11         25         1          -


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                                                                              57


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS (continued):
Rydex Transportation Fund
Beginning AUV                $11.823   $13.302    $10.716    $9.129    $12.214    $13.386   $12.465    $10.197
Ending AUV                   $13.903   $11.823    $13.302   $10.716     $9.129    $12.214   $13.386    $12.465

Ending number of AUs (000s)      147        55         49        10         33         10         2          4

Rydex U.S. Government Money Market Fund
Beginning AUV                $11.085   $11.085    $11.084   $11.078    $10.953    $10.544   $10.155    $10.001
Ending AUV                   $11.086   $11.085    $11.085   $11.084    $11.078    $10.953   $10.544    $10.155

Ending number of AUs (000s)      745     4,974      5,552     3,164      2,563      1,370     1,327        901

Rydex Utilities Fund
Beginning AUV                $14.428   $12.407    $11.608   $10.201    $14.485    $12.834   $10.610    $10.061
Ending AUV                   $14.589   $14.428    $12.407   $11.608    $10.201    $14.485   $12.834    $10.610

Ending number of AUs (000s)      172       408         98        48        144         90        21         12

Rydex Weakening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV                $11.358   $11.792    $12.493   $11.718    $13.352    $11.304    $9.685     $9.881
Ending AUV                   $11.446   $11.358    $11.792   $12.493    $11.718    $13.352   $11.304     $9.685

Ending number of AUs (000s)        8         9         20        34         43         22        24          -

Small Cap Value Fund (Series Q) (inception November 19, 2010)
Beginning AUV                $10.415   $10.919    $10.032        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $12.447   $10.415    $10.919        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       54        13          5        N/A       N/A        N/A       N/A        N/A

StylePlus Large Growth Fund (Series Y) (inception November 19, 2010)
Beginning AUV                $10.063   $10.518    $10.032        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.142   $10.063    $10.518        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       54         -          -        N/A       N/A        N/A       N/A        N/A

StylePlus Large Core Fund (Series A) (inception November 19, 2010)
Beginning AUV                $10.132   $10.554    $10.036        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.453   $10.132    $10.554        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        6         2          1        N/A       N/A        N/A       N/A        N/A

StylePlus Mid Growth Fund (Series J) (inception November 19, 2010)
Beginning AUV                $10.166   $10.626    $10.074        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.772   $10.166    $10.626        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       35        29          -        N/A       N/A        N/A       N/A        N/A

StylePlus Small Growth Fund (Series X) (inception November 19, 2010)
Beginning AUV                $10.724   $10.938    $10.052        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.963   $10.724    $10.938        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        3         4          1        N/A       N/A        N/A       N/A        N/A

U.S. Total Return Bond Fund (Series E) (inception November 19, 2010)
Beginning AUV                $10.420    $9.908    $10.008        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.031   $10.420     $9.908        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        6         5          -        N/A       N/A        N/A       N/A        N/A


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                                                                              58


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS (continued):
U.S. Long Short Momentum Fund
Beginning AUV                $12.783   $13.680    $12.302    $9.664    $16.306    $13.285   $11.927    $10.150
Ending AUV                   $13.349   $12.783    $13.680   $12.302     $9.664    $16.306   $13.285    $11.927

Ending number of AUs (000s)       15        21         36        45         45         82        19          4

INVESCO VARIABLE INSURANCE FUNDS:
Balanced Risk Allocation Fund (inception date May 1, 2012)
Beginning AUV                $10.008       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.386       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      314       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Comstock Fund (inception date November 19, 2010)
Beginning AUV                $10.318   $10.512    $10.000        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $12.303   $10.318    $10.512        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)       25        16          -        N/A        N/A       N/A        N/A       N/A

Core Equity Fund (inception date April 28, 2006)
Beginning AUV                $11.632   $11.640    $10.625    $8.281    $11.854    $10.964   $10.044        N/A
Ending AUV                   $13.247   $11.632    $11.640   $10.625     $8.281    $11.854   $10.964        N/A

Ending number of AUs (000s)       65        69         39       112        146         10         7        N/A

Diversified Dividend Fund (inception April 29, 2011)
Beginning AUV                 $9.225    $9.993        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.952    $9.225        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      119        52        N/A        N/A       N/A        N/A       N/A        N/A

Equity and Income Fund (inception date November 19, 2010)
Beginning AUV                $10.291   $10.423    $10.015        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $11.586   $10.291    $10.423        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)       38        13          3        N/A        N/A       N/A        N/A       N/A

Global Health Care Fund
Beginning AUV                $13.237   $12.735    $12.094    $9.473    $13.271    $11.864   $11.274    $10.127
Ending AUV                   $16.004   $13.237    $12.735   $12.094     $9.473    $13.271   $11.864    $11.274

Ending number of AUs (000s)       13        26         22        14          4         11         3          1

Global Real Estate Fund
Beginning AUV                $12.625   $13.504    $11.491    $8.736    $15.784    $16.709   $11.717    $10.091
Ending AUV                   $16.175   $12.625    $13.504   $11.491     $8.736    $15.784   $16.709    $11.717

Ending number of AUs (000s)      239       158        159       281        222        169        76          4

Government Securities Fund (inception date November 9, 2007)
Beginning AUV                $12.935   $11.987    $11.373   $11.374    $10.127    $10.008       N/A        N/A
Ending AUV                   $13.255   $12.935    $11.987   $11.373    $11.374    $10.127       N/A        N/A

Ending number of AUs (000s)       83       208         47        77        189          -       N/A        N/A


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                                                                              59


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS (continued):
Growth and Income Fund (inception date November 19, 2010)
Beginning AUV                $10.362   $10.575    $10.017        N/A        N/A       N/A        N/A       N/A
Ending AUV                   $11.879   $10.362    $10.575        N/A        N/A       N/A        N/A       N/A

Ending number of AUs (000s)       53        38          -        N/A        N/A       N/A        N/A       N/A

High Yield Fund
Beginning AUV                $15.251   $15.106    $13.301    $8.706    $11.716    $11.572   $10.450    $10.032
Ending AUV                   $17.871   $15.251    $15.106   $13.301     $8.706    $11.716   $11.572    $10.450

Ending number of AUs (000s)      267     1,441        403       662        608         63       223        316

International Growth Fund (inception date November 9, 2007)
Beginning AUV                 $8.205    $8.799     $7.796    $5.764     $9.668     $9.814       N/A        N/A
Ending AUV                    $9.480    $8.205     $8.799    $7.796     $5.764     $9.668       N/A        N/A

Ending number of AUs (000s)      578       309        237       104        152          1       N/A        N/A

Mid Cap Core Equity Fund
Beginning AUV                $13.119   $14.032    $12.333    $9.497    $13.316    $12.185   $10.979    $10.102
Ending AUV                   $14.512   $13.119    $14.032   $12.333     $9.497    $13.316   $12.185    $10.979

Ending number of AUs (000s)       62        45         43        50         49         35         5          -

Money Market Fund (inception date May 1, 2012)
Beginning AUV                $10.000       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.002       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)    8,034       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Technology Fund
Beginning AUV                $13.886   $14.625    $12.057    $7.660    $13.803    $12.815   $11.600    $10.155
Ending AUV                   $15.452   $13.886    $14.625   $12.057     $7.660    $13.803   $12.815    $11.600

Ending number of AUs (000s)       14         7          8        29          1          2        22         20

Value Opportunities Fund
Beginning AUV                 $9.279    $9.605     $8.981    $6.079    $12.639    $12.469   $11.040    $10.160
Ending AUV                   $10.917    $9.279     $9.605    $8.981     $6.079    $12.639   $12.469    $11.040

Ending number of AUs (000s)       11         1        -          65         44         15         9         11

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
Asset Strategy Portfolio (inception date November 20, 2009)
Beginning AUV                $10.042   $10.822     $9.958    $9.981        N/A        N/A       N/A        N/A
Ending AUV                   $11.968   $10.042    $10.822    $9.958        N/A        N/A       N/A        N/A

Ending number of AUs (000s)      552       651        465        94        N/A        N/A       N/A        N/A

Balanced Portfolio (inception date November 20, 2009)
Beginning AUV                $12.143   $11.753    $10.036    $9.981        N/A        N/A       N/A        N/A
Ending AUV                   $13.569   $12.143    $11.753   $10.036        N/A        N/A       N/A        N/A

Ending number of AUs (000s)       55        32         22         -        N/A        N/A       N/A        N/A


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                                                                              60


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (continued):
Bond Portfolio (inception date November 20, 2009)
Beginning AUV                $11.276   $10.508     $9.910   $10.000        N/A        N/A       N/A        N/A
Ending AUV                   $11.928   $11.276    $10.508    $9.910        N/A        N/A       N/A        N/A

Ending number of AUs (000s)       42        18         52         -        N/A        N/A       N/A        N/A

Dividend Opportunities Portfolio (inception date November 20, 2009)
Beginning AUV                $11.211   $11.763    $10.108    $9.943        N/A        N/A       N/A        N/A
Ending AUV                   $12.689   $11.211    $11.763   $10.108        N/A        N/A       N/A        N/A

Ending number of AUs (000s)       16        65         17         -        N/A        N/A       N/A        N/A

Energy Portfolio (inception date November 20, 2009)
Beginning AUV                $11.526   $12.677    $10.395    $9.883        N/A        N/A       N/A        N/A
Ending AUV                   $11.685   $11.526    $12.677   $10.395        N/A        N/A       N/A        N/A

Ending number of AUs (000s)       92        42         27        11        N/A        N/A       N/A        N/A

Global Bond Portfolio (inception date November 19, 2010)
Beginning AUV                $10.004    $9.996     $9.999        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.645   $10.004     $9.996        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       64         9          -        N/A       N/A        N/A       N/A        N/A

Global Natural Resources Portfolio (inception date November 19, 2010)
Beginning AUV                 $8.700   $11.076    $10.123        N/A       N/A        N/A       N/A        N/A
Ending AUV                    $8.864    $8.700    $11.076        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       95        39          5        N/A       N/A        N/A       N/A        N/A

Growth Portfolio (inception date November 20, 2009)
Beginning AUV                $11.810   $11.564    $10.272    $9.955        N/A        N/A       N/A        N/A
Ending AUV                   $13.315   $11.810    $11.564   $10.272        N/A        N/A       N/A        N/A

Ending number of AUs (000s)       10         8          5         -        N/A        N/A       N/A        N/A

High Income Portfolio (inception date November 20, 2009)
Beginning AUV                $12.413   $11.793    $10.268   $10.000        N/A        N/A       N/A        N/A
Ending AUV                   $14.727   $12.413    $11.793   $10.268        N/A        N/A       N/A        N/A

Ending number of AUs (000s)      449       121         35        11        N/A        N/A       N/A        N/A

Mid Cap Growth Portfolio (inception date November 20, 2009)
Beginning AUV                $13.713   $13.790    $10.482    $9.944        N/A        N/A       N/A        N/A
Ending AUV                   $15.573   $13.713    $13.790   $10.482        N/A        N/A       N/A        N/A

Ending number of AUs (000s)      102       114         69         2        N/A        N/A       N/A        N/A

Science and Technology Portfolio (inception date November 20, 2009)
Beginning AUV                $11.361   $12.056    $10.693    $9.967        N/A        N/A       N/A        N/A
Ending AUV                   $14.523   $11.361    $12.056   $10.693        N/A        N/A       N/A        N/A

Ending number of AUs (000s)       41        32         25         2        N/A        N/A       N/A        N/A

Value Portfolio (inception date November 20, 2009)
Beginning AUV                $11.122   $12.000    $10.109    $9.959        N/A        N/A       N/A        N/A
Ending AUV                   $13.221   $11.122    $12.000   $10.109        N/A        N/A       N/A        N/A

Ending number of AUs (000s)       41        47         50         -        N/A        N/A       N/A        N/A


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                                                                              61


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES- Institutional :
Balanced Portfolio (inception date May 1, 2007)
Beginning AUV                $12.243   $12.045    $11.113    $8.828    $10.489     $9.993       N/A        N/A
Ending AUV                   $13.910   $12.243    $12.045   $11.113     $8.828    $10.489       N/A        N/A

Ending number of AUs (000s)      520       533        534       276        261         66       N/A        N/A

Enterprise Portfolio (inception date May 1, 2006)
Beginning AUV                $13.011   $13.199    $10.488    $7.242    $12.867    $10.544    $9.930        N/A
Ending AUV                   $15.261   $13.011    $13.199   $10.488     $7.242    $12.867   $10.544        N/A

Ending number of AUs (000s)      246       190        176       200        261        117        38        N/A

Forty Portfolio (inception date May 1, 2007)
Beginning AUV                $10.416   $11.163    $10.458    $7.146    $12.795    $10.000       N/A        N/A
Ending AUV                   $12.932   $10.416    $11.163   $10.458     $7.146    $12.795       N/A        N/A

Ending number of AUs (000s)      150       129        168       141         95         29       N/A        N/A

Global Research Portfolio (inception date May 1, 2006)
Beginning AUV                 $9.336   $10.823     $9.343    $6.785    $12.261    $11.184    $9.970        N/A
Ending AUV                   $11.210    $9.336    $10.823    $9.343     $6.785    $12.261   $11.184        N/A

Ending number of AUs (000s)       33        43         23        97         54        150        85        N/A

Janus Portfolio (inception date May 1, 2006)
Beginning AUV                $10.761   $11.363     $9.923    $7.277    $12.072    $10.489    $9.959        N/A
Ending AUV                   $12.761   $10.761    $11.363    $9.923     $7.277    $12.072   $10.489        N/A

Ending number of AUs (000s)       54        87         88       113        101         82        60        N/A

Overseas Portfolio (inception date May 1, 2006)
Beginning AUV                $10.959   $16.157    $12.894    $7.181    $14.995    $11.686   $10.034        N/A
Ending AUV                   $12.435   $10.959    $16.157   $12.894     $7.181    $14.995   $11.686        N/A

Ending number of AUs (000s)      454       525        584       626        635        606       283        N/A

Perkins Mid Cap Value Portfolio (inception date May 1, 2007)
Beginning AUV                $10.872   $11.167     $9.655    $7.222     $9.998    $10.006       N/A        N/A
Ending AUV                   $12.083   $10.872    $11.167    $9.655     $7.222     $9.998       N/A        N/A

Ending number of AUs (000s)      501       509        439       369        263         60       N/A        N/A

JANUS ASPEN SERIES- Service
Flexible Bond Portfolio (inception date May 1, 2012)
Beginning AUV                 $9.993       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.452       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       65       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Global Allocation Portfolio (inception date May 1, 2012)
Beginning AUV                $10.009       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.378       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      -         N/A        N/A        N/A       N/A        N/A       N/A        N/A


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                                                                              62


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES- Service (continued):
Global Technology Portfolio (inception date May 1, 2012)
Beginning AUV                $10.016       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.098       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      -         N/A        N/A        N/A       N/A        N/A       N/A        N/A

Protected Growth Portfolio (inception date May 1, 2012)
Beginning AUV                $10.027       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                    $9.600       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      -         N/A        N/A        N/A       N/A        N/A       N/A        N/A

LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio
Beginning AUV                $21.125   $25.762    $20.997   $12.362    $24.108    $18.085   $13.917    $10.227
Ending AUV                   $25.784   $21.125    $25.762   $20.997    $12.362    $24.108   $18.085    $13.917

Ending number of AUs (000s)      547       415        397       364        201        173       247         25

International Equity Portfolio
Beginning AUV                $11.767   $12.689    $11.890    $9.790    $15.543    $14.030   $11.450    $10.148
Ending AUV                   $14.251   $11.767    $12.689   $11.890     $9.790    $15.543   $14.030    $11.450

Ending number of AUs (000s)      183        73         96       152        137        143       141          4

Multi-Asset Targeted Volatility Portfolio (inception date November 16, 2012)
Beginning AUV                $10.010       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.408       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        1       N/A        N/A        N/A       N/A        N/A       N/A        N/A

US Small-Mid Cap Equity Portfolio
Beginning AUV                $13.182   $14.497    $11.718    $7.675    $12.081    $13.018   $11.216    $10.147
Ending AUV                   $14.530   $13.182    $14.497   $11.718     $7.675    $12.081   $13.018    $11.216

Ending number of AUs (000s)       27        35         59        70          4          8        67          -

US Strategic Equity Portfolio
Beginning AUV                $11.754   $11.529    $10.217    $8.055    $12.446    $12.566   $10.696    $10.116
Ending AUV                   $13.401   $11.754    $11.529   $10.217     $8.055    $12.446   $12.566    $10.696

Ending number of AUs (000s)        9        10         10         5          3         23        18          1

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception date April 30, 2007)
Beginning AUV                 $9.912    $9.673     $7.738    $5.750     $9.649     $9.900       N/A        N/A
Ending AUV                   $11.768    $9.912     $9.673    $7.738     $5.750     $9.649       N/A        N/A

Ending number of AUs (000s)       89        98         88       108        201         29       N/A        N/A

ClearBridge Equity Income Builder Portfolio (inception date April 30, 2007)
Beginning AUV                 $9.778    $9.063     $8.073    $6.568    $10.108     $9.953       N/A        N/A
Ending AUV                   $11.167    $9.778     $9.063    $8.073     $6.568    $10.108       N/A        N/A

Ending number of AUs (000s)      144        52         33        32         27         47       N/A        N/A


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                                                                              63


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST (continued):
ClearBridge Fundamental All Cap Value Portfolio (inception date April 30, 2007)
Beginning AUV                 $8.605    $9.173     $7.867    $6.081     $9.588     $9.904       N/A        N/A
Ending AUV                    $9.893    $8.605     $9.173    $7.867     $6.081     $9.588       N/A        N/A

Ending number of AUs (000s)       46        52         20        10         30         18       N/A        N/A

ClearBridge Large Cap Growth Portfolio (inception date April 30, 2007)
Beginning AUV                 $9.759    $9.823     $8.943    $6.281    $10.016     $9.897       N/A        N/A
Ending AUV                   $11.744    $9.759     $9.823    $8.943     $6.281    $10.016       N/A        N/A

Ending number of AUs (000s)       30        10         22        42         41         26       N/A        N/A

ClearBridge Small Cap Growth Portfolio (inception date May 1, 2012)
Beginning AUV                $10.028       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.110       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       25       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Dynamic Multi Strategy Portfolio (inception date May 1, 2012)
Beginning AUV                $10.028       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.259       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      -         N/A        N/A        N/A       N/A        N/A       N/A        N/A

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio
Beginning AUV                $14.782   $14.533    $12.646    $8.130    $11.752    $11.760  $ 10.629  $  10.041
Ending AUV                   $17.491   $14.782    $14.533   $12.646     $8.130    $11.752  $ 11.760  $  10.629

Ending number of AUs (000s)      996        65         91     1,770         49         29        23         48

Western Asset Strategic Bond Portfolio
Beginning AUV                $13.246   $12.394    $11.084    $9.099    $10.966    $10.752  $ 10.237  $  10.018
Ending AUV                   $14.276   $13.246    $12.394   $11.084     $9.099    $10.966  $ 10.752  $  10.237

Ending number of AUs (000s)      134        86         76        38         64        108        81          7

LORD ABBETT SERIES FUND, INC. :
Bond Debenture Portfolio (inception date November 9, 2007)
Beginning AUV                $12.946   $12.403    $11.043    $8.222     $9.970     $9.976       N/A        N/A
Ending AUV                   $14.569   $12.946    $12.403   $11.043     $8.222     $9.970       N/A        N/A

Ending number of AUs (000s)      678       581        206        79         13          0       N/A        N/A

Calibrated Dividend Growth Portfolio
Beginning AUV                $13.259   $13.233    $11.530    $9.343    $12.658    $12.270   $10.712    $10.097
Ending AUV                   $14.910   $13.259    $13.233   $11.530     $9.343    $12.658   $12.270    $10.712

Ending number of AUs (000s)       22        26         28        22         26         24         5          -

Classic Stock Portfolio (inception date November 9, 2007)
Beginning AUV                 $9.105    $9.913     $8.687    $6.921    $10.072     $9.835       N/A        N/A
Ending AUV                   $10.479    $9.105     $9.913    $8.687     $6.921    $10.072       N/A        N/A

Ending number of AUs (000s)       31        34         20        10          7          0       N/A        N/A


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                                                                              64


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. (continued):
Growth and Income Portfolio
Beginning AUV                $10.893   $11.599     $9.879    $8.308    $13.068    $12.633   $10.773    $10.115
Ending AUV                   $12.210   $10.893    $11.599    $9.879     $8.308    $13.068   $12.633    $10.773

Ending number of AUs (000s)      124       113         95       100        104        121        42          1

International Opportunities Portfolio (inception date November 9, 2007)
Beginning AUV                 $6.882    $8.165     $6.736    $4.555     $9.398     $9.766       N/A        N/A
Ending AUV                    $8.284    $6.882     $8.165    $6.736     $4.555     $9.398       N/A        N/A

Ending number of AUs (000s)       89        29         54       165         17          6       N/A        N/A

MERGER FUND VL
Merger Fund VL (inception date May 3, 2010)
Beginning AUV                $10.436   $10.346     $9.982        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.699   $10.436    $10.346        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      513       403        420        N/A       N/A        N/A       N/A        N/A

NATIONWIDE VARIABLE INSURANCE TRUST:
Bond Index Fund (inception date May 1, 2007)
Beginning AUV                $13.273   $12.340    $11.608   $10.975    $10.478    $10.000       N/A        N/A
Ending AUV                   $13.808   $13.273    $12.340   $11.608    $10.975    $10.478       N/A        N/A

Ending number of AUs (000s)      143       210        140       142        149         69       N/A        N/A

International Index Fund (inception date May 1, 2007)
Beginning AUV                 $7.104    $8.113     $7.507    $5.816    $10.181    $10.009       N/A        N/A
Ending AUV                    $8.446    $7.104     $8.113    $7.507     $5.816    $10.181       N/A        N/A

Ending number of AUs (000s)      310       268        277       276        355        147       N/A        N/A

Mid Cap Index Fund (inception date May 1, 2007)
Beginning AUV                $10.632   $10.893     $8.619    $6.293     $9.891    $10.030       N/A        N/A
Ending AUV                   $12.508   $10.632    $10.893    $8.619     $6.293     $9.891       N/A        N/A

Ending number of AUs (000s)      144       119        140       152        150         21       N/A        N/A

S&P 500 Index Fund ( inception date May 1, 2007)
Beginning AUV                 $9.302    $9.133     $7.942    $6.294    $10.014    $10.029       N/A        N/A
Ending AUV                   $10.766    $9.302     $9.133    $7.942     $6.294    $10.014       N/A        N/A

Ending number of AUs (000s)      363       338        244       232        522        317       N/A        N/A

Small Cap Index Fund (inception date May 1, 2007)
Beginning AUV                 $9.620   $10.037     $7.925    $6.242     $9.460    $10.020       N/A        N/A
Ending AUV                   $11.204    $9.620    $10.037    $7.925     $6.242     $9.460       N/A        N/A

Ending number of AUs (000s)      162       130        120       108        122         22       N/A        N/A

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value Portfolio
Beginning AUV                $11.264   $12.707    $10.986    $7.039    $14.785    $13.523   $12.048    $10.139
Ending AUV                   $13.133   $11.264    $12.707   $10.986     $7.039    $14.785   $13.523    $12.048

Ending number of AUs (000s)       83       156        142       188        199        204       118         17


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                                                                              65


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued):
Mid-Cap Growth Portfolio
Beginning AUV                $16.517   $16.439    $12.734    $9.676    $17.086    $13.945   $12.158    $10.126
Ending AUV                   $18.567   $16.517    $16.439   $12.734     $9.676    $17.086   $13.945    $12.158

Ending number of AUs (000s)      222       163         53        40         54         51        15          1

Mid Cap Intrinsic Value Portfolio
Beginning AUV                $12.568   $13.442    $10.653    $7.268    $13.415    $12.986   $11.682    $10.162
Ending AUV                   $14.520   $12.568    $13.442   $10.653     $7.268    $13.415   $12.986    $11.682

Ending number of AUs (000s)       24        21         42        55         40         41        31         11

Short Duration Bond Portfolio
Beginning AUV                $11.446   $11.413    $10.840    $9.565    $11.049    $10.546   $10.121    $10.008
Ending AUV                   $11.973   $11.446    $11.413   $10.840     $9.565    $11.049   $10.546    $10.121

Ending number of AUs (000s)       78       106         40        56        125        189       161          7

Small-Cap Growth Portfolio
Beginning AUV                $10.448   $10.560     $8.829    $7.192    $11.883    $11.822   $11.232    $10.118
Ending AUV                   $11.370   $10.448    $10.560    $8.829     $7.192    $11.883   $11.822    $11.232

Ending number of AUs (000s)       67        52         66        37         69         17        15          3

Socially Responsive Portfolio
Beginning AUV                $13.024   $13.438    $10.938    $8.322    $13.743    $12.771   $11.232    $10.143
Ending AUV                   $14.454   $13.024    $13.438   $10.938     $8.322    $13.743   $12.771    $11.232

Ending number of AUs (000s)       94        67         58        19         14         17         7          4

NORTHERN LIGHTS VARIABLE TRUST:
Adaptive Allocation Portfolio (inception date November 19, 2010)
Beginning AUV                $10.436   $10.833    $10.048        N/A       N/A        N/A       N/A        N/A
Ending AUV                    $9.713   $10.436    $10.833        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       31        57          6        N/A       N/A        N/A       N/A        N/A

BCM Decathlon Aggressive Fund (inception date May 1, 2012)
Beginning AUV                $10.000       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.460       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      321       N/A        N/A        N/A       N/A        N/A       N/A        N/A

BCM Decathlon Conservative Fund (inception date May 1, 2012)
Beginning AUV                $10.000       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.160       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      464       N/A        N/A        N/A       N/A        N/A       N/A        N/A

BCM Decathlon Moderate Fund (inception date May 1, 2012)
Beginning AUV                $10.000       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.330       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      597       N/A        N/A        N/A       N/A        N/A       N/A        N/A


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                                                                              66


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST (continued):
Changing Parameters Portfolio (inception date July 2, 2007)
Beginning AUV                 $8.916    $8.981     $9.242    $9.849    $10.110    $10.000       N/A        N/A
Ending AUV                    $9.730    $8.916     $8.981    $9.242     $9.849    $10.110       N/A        N/A

Ending number of AUs (000s)    1,505     1,545      1,551       880        908        804       N/A        N/A

Innealta County Rotation Portfolio (inception date November 16, 2012)
Beginning AUV                $10.000       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.060       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        6       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Innealta Sector Rotation Portfolio (inception date November 16, 2012)
Beginning AUV                $10.000       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.060       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        6       N/A        N/A        N/A       N/A        N/A       N/A        N/A

JNF Balanced Portfolio (inception date May 1, 2007)
Beginning AUV                $10.956   $10.335     $9.249    $7.591     $9.880    $10.028       N/A        N/A
Ending AUV                   $12.117   $10.956    $10.335    $9.249     $7.591     $9.880       N/A        N/A

Ending number of AUs (000s)       38        15          8        39         16         27       N/A        N/A

JNF Equity Portfolio (inception date May 1, 2007)
Beginning AUV                 $8.925    $8.831     $7.012    $5.193     $9.047    $10.013       N/A        N/A
Ending AUV                   $10.421    $8.925     $8.831    $7.012     $5.193     $9.047       N/A        N/A

Ending number of AUs (000s)       89        39         52        40         44        180       N/A        N/A

Mariner Hyman Beck (inception date November 16, 2012)
Beginning AUV                $10.000       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.073       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        -       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Power Income Fund (inception date May 1, 2012)
Beginning AUV                $10.000       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.270       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      342       N/A        N/A        N/A       N/A        N/A       N/A        N/A

TOPS Aggressive Growth ETF- Class 1 (inception May 2, 2011)
Beginning AUV                 $8.567    $9.970        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                    $9.931    $8.567        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        -         -        N/A        N/A       N/A        N/A       N/A        N/A

TOPS Aggressive Growth ETF- Class 2 (inception May 2, 2011)
Beginning AUV                 $8.557    $9.970        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                    $9.981    $8.557        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        -         -        N/A        N/A       N/A        N/A       N/A        N/A

TOPS Balanced ETF- Class 1 (inception May 2, 2011)
Beginning AUV                 $9.485    $9.990        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.668    $9.485        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)   169.00       -          N/A        N/A       N/A        N/A       N/A        N/A


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                                                                              67


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST (continued):
TOPS Balanced ETF- Class 2 (inception May 2, 2011)
Beginning AUV                 $9.475    $9.980        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.599    $9.475        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      -         -          N/A        N/A       N/A        N/A       N/A        N/A

TOPS Capital Preservation ETF- Class 1 (inception May 2, 2011)
Beginning AUV                 $9.841   $10.000        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.860    $9.841        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        4       -          N/A        N/A       N/A        N/A       N/A        N/A

TOPS Capital Preservation ETF- Class 2 (inception May 2, 2011)
Beginning AUV                 $9.831   $10.000        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.830    $9.831        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       55       -          N/A        N/A       N/A        N/A       N/A        N/A

TOPS Growth ETF- Class 1 (inception May 2, 2011)
Beginning AUV                 $9.526    $9.970        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.079    $9.526        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       34        11        N/A        N/A       N/A        N/A       N/A        N/A

TOPS Growth ETF- Class 2 (inception May 2, 2011)
Beginning AUV                 $9.466    $9.970        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.980    $9.466        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        6         -        N/A        N/A       N/A        N/A       N/A        N/A

TOPS Moderate Growth ETF- Class 1 (inception May 2, 2011)
Beginning AUV                 $9.069    $9.980        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.448    $9.069        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       90        51        N/A        N/A       N/A        N/A       N/A        N/A

TOPS Moderate Growth ETF- Class 2 (inception May 2, 2011)
Beginning AUV                 $9.059    $9.980        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.408    $9.059        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        -         -        N/A        N/A       N/A        N/A       N/A        N/A

TOPS Protected Balanced ETF- Class 1 (inception November 18, 2011)
Beginning AUV                $10.092   $10.000        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.969   $10.092        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      485        68        N/A        N/A       N/A        N/A       N/A        N/A

TOPS Protected Balanced ETF- Class 2 (inception November 18, 2011)
Beginning AUV                $10.082   $10.000        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.927   $10.082        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       10         -        N/A        N/A       N/A        N/A       N/A        N/A

TOPS Protected Growth ETF- Class 1 (inception May 2, 2011)
Beginning AUV                 $9.346    $9.990        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.135    $9.346        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)    2,379       989        N/A        N/A       N/A        N/A       N/A        N/A


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                                                                              68


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST (continued):
TOPS Protected Growth ETF- Class 2 (inception May 2, 2011)
Beginning AUV                 $9.336    $9.990        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.105    $9.336        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        -         -        N/A        N/A       N/A        N/A       N/A        N/A

TOPS Protected Moderate Growth ETF- Class 1 (inception November 18, 2011)
Beginning AUV                $10.051   $10.000        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.944   $10.051        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      554         2        N/A        N/A       N/A        N/A       N/A        N/A

TOPS Protected Moderate Growth ETF- Class 2 (inception November 18, 2011)
Beginning AUV                $10.051   $10.000        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.921   $10.051        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       72        72        N/A        N/A       N/A        N/A       N/A        N/A

OPPENHEIMER VARIABLE ACCOUNT FUNDS: (inception November 18, 2011)
Capital Income Fund
Beginning AUV                $10.081    $9.991        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.302   $10.081        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        9         -        N/A        N/A       N/A        N/A       N/A        N/A

Core Bond Fund
Beginning AUV                $10.104    $9.987        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.132   $10.104        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      235         1        N/A        N/A       N/A        N/A       N/A        N/A

Equity Income Fund
Beginning AUV                $10.287   $10.011        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.633   $10.287        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        -         -        N/A        N/A       N/A        N/A       N/A        N/A

Global Fund
Beginning AUV                $10.059    $9.993        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $12.167   $10.059        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       71         1        N/A        N/A       N/A        N/A       N/A        N/A

Global Strategic Income Fund
Beginning AUV                $10.037   $10.000        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.356   $10.037        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      973         1        N/A        N/A       N/A        N/A       N/A        N/A

International Growth Fund
Beginning AUV                $10.114   $10.000        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $12.307   $10.114        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       65         -        N/A        N/A       N/A        N/A       N/A        N/A


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                                                                              69


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS (continued): (inception November 18, 2011)
Main Street(R) Fund
Beginning AUV                $10.464   $10.020        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $12.202   $10.464        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       51         -        N/A        N/A       N/A        N/A       N/A        N/A

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
Beginning AUV                $13.394   $13.137    $11.616    $9.555    $11.354    $10.481    $9.974        N/A
Ending AUV                   $15.395   $13.394    $13.137   $11.616     $9.555    $11.354   $10.481        N/A

Ending number of AUs (000s)    1,619       897        756       484        293        182        25        N/A

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
Beginning AUV                $10.841   $11.727     $9.418    $6.654    $11.838     $9.606   $10.106        N/A
Ending AUV                   $11.425   $10.841    $11.727    $9.418     $6.654    $11.838    $9.606        N/A

Ending number of AUs (000s)      844       625        678       315        280        255       123        N/A

Emerging Markets Bond Portfolio (inception date May 1, 2006)
Beginning AUV                $15.238   $14.333    $12.780    $9.792    $11.463    $10.834    $9.979        N/A
Ending AUV                   $17.961   $15.238    $14.333   $12.780     $9.792    $11.463   $10.834        N/A

Ending number of AUs (000s)    1,407       690        420       307        323        122       214        N/A

Foreign Bond Unhedged Portfolio (inception date November 14, 2008)
Beginning AUV                $13.494   $12.434    $11.358   $10.912     $9.959        N/A       N/A        N/A
Ending AUV                   $14.236   $13.494    $12.434   $11.358    $10.912        N/A       N/A        N/A

Ending number of AUs (000s)      274       184        106        81        181        N/A       N/A        N/A

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
Beginning AUV                $13.989   $13.103    $12.078   $10.448    $10.705    $10.330   $10.011        N/A
Ending AUV                   $15.507   $13.989    $13.103   $12.078    $10.448    $10.705   $10.330        N/A

Ending number of AUs (000s)      758       699        238       145        180        184        23        N/A

Global Advantage Strategy Bond Portfolio (inception November 18, 2011)
Beginning AUV                 $9.971   $10.000        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.588    $9.971        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       19         1        N/A        N/A       N/A        N/A       N/A        N/A

Global Bond Unhedged Portfolio (inception date May 1, 2006)
Beginning AUV                $15.657   $14.556    $13.038   $11.159    $11.255    $10.257   $10.001        N/A
Ending AUV                   $16.743   $15.657    $14.556   $13.038    $11.159    $11.255   $10.257        N/A

Ending number of AUs (000s)      259       254        151       146        338        104        27        N/A

Global Diversified Allocation Portfolio (inception date November 16, 2012)
Beginning AUV                $10.041       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.350       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        -       N/A        N/A        N/A       N/A        N/A       N/A        N/A


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                                                                              70


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (continued):
Global Multi-Asset Portfolio (inception date November 19, 2010)
Beginning AUV                $10.033   $10.210    $10.000        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.923   $10.033    $10.210        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      233       131         15        N/A       N/A        N/A       N/A        N/A

High Yield Portfolio (inception date May 1, 2006)
Beginning AUV                $13.961   $13.510    $11.803    $8.415    $11.001    $10.629    $9.990        N/A
Ending AUV                   $15.958   $13.961    $13.510   $11.803     $8.415    $11.001   $10.629        N/A

Ending number of AUs (000s)    4,501     3,227      2,462     3,319        437        103       450        N/A

Long Term US Government Portfolio (inception date November 1, 2006)
Beginning AUV                $17.458   $13.657    $12.237   $12.798    $10.911     $9.941   $10.048        N/A
Ending AUV                   $18.232   $17.458    $13.657   $12.237    $12.798    $10.911    $9.941        N/A

Ending number of AUs (000s)      103       215         84       116        132         87         -        N/A

Low Duration Portfolio (inception date November 1, 2006)
Beginning AUV                $12.966   $12.824    $12.180   $10.748    $10.793    $10.052   $10.011        N/A
Ending AUV                   $13.725   $12.966    $12.824   $12.180    $10.748    $10.793   $10.052        N/A

Ending number of AUs (000s)    1,776     1,603        867       630        625        229         8        N/A

Real Return Portfolio
Beginning AUV                $14.915   $13.357    $12.356   $10.439    $11.229    $10.150   $10.078    $10.001
Ending AUV                   $16.221   $14.915    $13.357   $12.356    $10.439    $11.229   $10.150    $10.078

Ending number of AUs (000s)    1,842     1,498      1,037       834        595        359       169         17

Short Term Portfolio
Beginning AUV                $12.230   $12.168    $11.917   $11.055    $11.089    $10.613   $10.178    $10.001
Ending AUV                   $12.569   $12.230    $12.168   $11.917    $11.055    $11.089   $10.613    $10.178

Ending number of AUs (000s)      718       742        522       500        279        270       155          9

Total Return Portfolio
Beginning AUV                $15.310   $14.777    $13.669   $11.987    $11.438    $10.519   $10.130    $10.020
Ending AUV                   $16.778   $15.310    $14.777   $13.669    $11.987    $11.438   $10.519    $10.130

Ending number of AUs (000s)    5,409     3,776      3,318     2,552      2,022      1,670       566         49

Unconstrained Bond Portfolio (inception date February 3, 2012)
Beginning AUV                 $9.990       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.679       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      490       N/A        N/A        N/A       N/A        N/A       N/A        N/A

PIONEER VARIABLE CONTRACTS TRUST:
Bond Portfolio (inception date (inception date November 9, 2007)
Beginning AUV                $13.553   $12.862    $11.806   $10.065    $10.154    $10.019       N/A        N/A
Ending AUV                   $14.694   $13.553    $12.862   $11.806    $10.065    $10.154       N/A        N/A

Ending number of AUs (000s)      312       316        365       157         50          3       N/A        N/A


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                                                                              71


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST (continued):
Disciplined Value Portfolio (inception date November 1, 2006)
Beginning AUV                 $9.053    $9.398     $8.601    $7.432    $11.017    $10.355    $9.936        N/A
Ending AUV                   $10.013    $9.053     $9.398    $8.601     $7.432    $11.017   $10.355        N/A

Ending number of AUs (000s)      212       134        148       140        250         73         -        N/A

Emerging Markets Portfolio (inception date November 1, 2006)
Beginning AUV                $10.195   $13.347    $11.545    $6.634    $15.910    $11.169   $10.036        N/A
Ending AUV                   $11.384   $10.195    $13.347   $11.545     $6.634    $15.910   $11.169        N/A

Ending number of AUs (000s)      303       176        287       300        198        102        38        N/A

Equity Income Portfolio
Beginning AUV                $12.980   $12.272    $10.293    $9.038    $13.000    $12.930   $10.588    $10.093
Ending AUV                   $14.274   $12.980    $12.272   $10.293     $9.038    $13.000   $12.930    $10.588

Ending number of AUs (000s)      211       372        208       139        225        193       174          2

Fund Portfolio
Beginning AUV                $12.086   $12.662    $10.941    $8.760    $13.346    $12.736   $10.946    $10.116
Ending AUV                   $13.288   $12.086    $12.662   $10.941     $8.760    $13.346   $12.736    $10.946

Ending number of AUs (000s)       46        30        103       139        160        136        41          3

High Yield Portfolio
Beginning AUV                $14.312   $14.610    $12.417    $7.759    $12.055    $11.416   $10.547    $10.032
Ending AUV                   $16.560   $14.312    $14.610   $12.417     $7.759    $12.055   $11.416    $10.547

Ending number of AUs (000s)      187       158        205       294        134        725        80         67

Mid Cap Value Portfolio
Beginning AUV                $11.961   $12.703    $10.775    $8.602    $12.986    $12.327   $10.980    $10.125
Ending AUV                   $13.256   $11.961    $12.703   $10.775     $8.602    $12.986   $12.327    $10.980

Ending number of AUs (000s)       65       165        225       158        142        106        31          1

Strategic Income Portfolio (inception date November 1, 2006)
Beginning AUV                $13.870   $13.657    $12.262    $9.488    $10.744    $10.121   $10.020        N/A
Ending AUV                   $15.420   $13.870    $13.657   $12.262     $9.488    $10.744   $10.121        N/A

Ending number of AUs (000s)      742       417        559       582        296        541         -        N/A

PROFUNDS VP:
Access VP High Yield Fund (inception date May 3, 2010)
Beginning AUV                $11.298   $10.997    $10.012        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $12.894   $11.298    $10.997        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)    1,074       684        141        N/A       N/A        N/A       N/A        N/A

Asia 30 Fund (inception date May 3, 2010)
Beginning AUV                 $8.248   $11.298    $10.072        N/A       N/A        N/A       N/A        N/A
Ending AUV                    $9.524    $8.248    $11.298        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       82        26         81        N/A       N/A        N/A       N/A        N/A


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                                                                              72


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
PROFUNDS VP (continued):
Banks Fund (inception date November 19, 2010)
Beginning AUV                 $8.124   $11.091     $9.965        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.838    $8.124    $11.091        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       11         1          -        N/A       N/A        N/A       N/A        N/A

Basic Materials Fund (inception date May 3, 2010)
Beginning AUV                $10.192   $12.155    $10.002        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.057   $10.192    $12.155        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       23         4         45        N/A       N/A        N/A       N/A        N/A

Bear Fund (inception date May 3, 2010)
Beginning AUV                 $8.140    $8.934     $9.868        N/A       N/A        N/A       N/A        N/A
Ending AUV                    $6.789    $8.140     $8.934        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       53         7          9        N/A       N/A        N/A       N/A        N/A

Biotechnology Fund (inception date May 3, 2010)
Beginning AUV                $10.698   $10.040    $10.057        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $15.053   $10.698    $10.040        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       31         1         20        N/A       N/A        N/A       N/A        N/A

Bull Fund (inception date May 3, 2010)
Beginning AUV                $10.596   $10.596    $10.129        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $12.068   $10.596    $10.596        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      410       237        165        N/A       N/A        N/A       N/A        N/A

Consumer Goods Fund (inception date May 3, 2010)
Beginning AUV                $11.823   $11.055    $10.096        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $13.107   $11.823    $11.055        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       74         6         18        N/A       N/A        N/A       N/A        N/A

Consumer Services Fund (inception date November 19, 2010)
Beginning AUV                $10.957   $10.386    $10.052        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $13.379   $10.957    $10.386        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       93         4          1        N/A       N/A        N/A       N/A        N/A

Emerging Markets Fund (inception date May 3, 2010)
Beginning AUV                 $8.901   $11.085     $9.978        N/A       N/A        N/A       N/A        N/A
Ending AUV                    $9.485    $8.901    $11.085        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      200         3        106        N/A       N/A        N/A       N/A        N/A

Europe 30 Fund (inception date May 3, 2010)
Beginning AUV                 $9.716   $10.663     $9.975        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.328    $9.716    $10.663        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       87         9         21        N/A       N/A        N/A       N/A        N/A

Falling U.S. Dollar Fund (inception date November 19, 2010)
Beginning AUV                 $9.665    $9.936    $10.027        N/A       N/A        N/A       N/A        N/A
Ending AUV                    $9.591    $9.665     $9.936        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        -         -          2        N/A       N/A        N/A       N/A        N/A


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                                                                              73


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
PROFUNDS VP (continued):
Financials Fund (inception date May 3, 2010)
Beginning AUV                 $8.509    $9.875    $10.169        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.614    $8.509     $9.875        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       25         7          -        N/A       N/A        N/A       N/A        N/A

Health Care Fund (inception date May 3, 2010)
Beginning AUV                $11.272   $10.237    $10.060        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $13.234   $11.272    $10.237        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       73         5          7        N/A       N/A        N/A       N/A        N/A

Industrials Fund (inception date May 3, 2010)
Beginning AUV                $10.592   $10.785    $10.196        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $12.266   $10.592    $10.785        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      143        20         18        N/A       N/A        N/A       N/A        N/A

International Fund (inception date May 3, 2010)
Beginning AUV                 $9.462   $11.046    $10.081        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.970    $9.462    $11.046        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      144         3         60        N/A       N/A        N/A       N/A        N/A

Internet Fund (inception date November 19, 2010)
Beginning AUV                 $9.680   $10.399    $10.065        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.594    $9.680    $10.399        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       23         2         13        N/A       N/A        N/A       N/A        N/A

Japan Fund (inception date May 3, 2010)
Beginning AUV                 $7.412    $9.099    $10.107        N/A       N/A        N/A       N/A        N/A
Ending AUV                    $9.114    $7.412     $9.099        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       80        14         12        N/A       N/A        N/A       N/A        N/A

Large-Cap Growth Fund (inception date May 3, 2010)
Beginning AUV                $11.172   $10.833    $10.119        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $12.593   $11.172    $10.833        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       27         2         40        N/A       N/A        N/A       N/A        N/A

Large-Cap Value Fund (inception date May 3, 2010)
Beginning AUV                $10.278   $10.411    $10.141        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.863   $10.278    $10.411        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      138        16          2        N/A       N/A        N/A       N/A        N/A

Mid-Cap Fund (inception date May 3, 2010)
Beginning AUV                $10.501   $10.959    $10.158        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $12.133   $10.501    $10.959        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      187        67          7        N/A       N/A        N/A       N/A        N/A

Mid-Cap Growth Fund (inception date May 3, 2010)
Beginning AUV                $11.040   $11.369    $10.166        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $12.738   $11.040    $11.369        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       89         2        201        N/A       N/A        N/A       N/A        N/A


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                                                                              74


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
PROFUNDS VP (continued):
Mid-Cap Value Fund (inception date May 3, 2010)
Beginning AUV                $10.225   $10.642    $10.155        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.919   $10.225    $10.642        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      109         7          -        N/A       N/A        N/A       N/A        N/A

Money Market Fund (inception date November 19, 2010)
Beginning AUV                $10.002   $10.000    $10.000        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.004   $10.002    $10.000        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)    3,363       364         39        N/A       N/A        N/A       N/A        N/A

NASDAQ-100 Fund (inception date May 3, 2010)
Beginning AUV                $11.192   $11.032    $10.149        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $13.009   $11.192    $11.032        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      154        18        122        N/A       N/A        N/A       N/A        N/A

Oil & Gas Fund (inception date May 3, 2010)
Beginning AUV                $11.532   $11.279    $10.099        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.866   $11.532    $11.279        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       54         6         32        N/A       N/A        N/A       N/A        N/A

Pharmaceuticals Fund (inception date May 3, 2010)
Beginning AUV                $11.921   $10.265    $10.079        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $13.334   $11.921    $10.265        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       14        71          -        N/A       N/A        N/A       N/A        N/A

Precious Metals Fund (inception date May 3, 2010)
Beginning AUV                $10.007   $12.387     $9.831        N/A       N/A        N/A       N/A        N/A
Ending AUV                    $8.552   $10.007    $12.387        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       74        80         65        N/A       N/A        N/A       N/A        N/A

Real Estate Fund (inception date May 3, 2010)
Beginning AUV                $11.278   $10.766    $10.325        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $13.214   $11.278    $10.766        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       54         8          1        N/A       N/A        N/A       N/A        N/A

Rising Rates Opportunity Fund (inception date May 3, 2010)
Beginning AUV                 $5.556    $8.889    $10.007        N/A       N/A        N/A       N/A        N/A
Ending AUV                    $5.170    $5.556     $8.889        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      111        32         49        N/A       N/A        N/A       N/A        N/A

Semiconductor Fund (inception date November 19, 2010)
Beginning AUV                $10.159   $10.571    $10.127        N/A       N/A        N/A       N/A        N/A
Ending AUV                    $9.736   $10.159    $10.571        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        1         -          9        N/A       N/A        N/A       N/A        N/A

Short Emerging Markets Fund (inception date November 19, 2010)
Beginning AUV                $10.528    $9.514    $10.014        N/A       N/A        N/A       N/A        N/A
Ending AUV                    $9.155   $10.528     $9.514        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        -         2         38        N/A       N/A        N/A       N/A        N/A


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                                                                              75


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
PROFUNDS VP (continued):
Short International Fund (inception date November 19, 2010)
Beginning AUV                 $9.952    $9.776    $10.000        N/A       N/A        N/A       N/A        N/A
Ending AUV                    $7.947    $9.952     $9.776        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       24         2          -        N/A       N/A        N/A       N/A        N/A

Short Mid-Cap Fund (inception date November 19, 2010)
Beginning AUV                 $8.527    $9.291     $9.969        N/A       N/A        N/A       N/A        N/A
Ending AUV                    $6.911    $8.527     $9.291        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        -         -          -        N/A       N/A        N/A       N/A        N/A

Short NASDAQ-100 Fund (inception date May 3, 2010)
Beginning AUV                 $7.712    $8.614     $9.845        N/A       N/A        N/A       N/A        N/A
Ending AUV                    $6.263    $7.712     $8.614        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      124         2          8        N/A       N/A        N/A       N/A        N/A

Short Small-Cap Fund (inception date May 3, 2010)
Beginning AUV                 $7.669    $8.436     $9.741        N/A       N/A        N/A       N/A        N/A
Ending AUV                    $6.215    $7.669     $8.436        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       47         5          1        N/A       N/A        N/A       N/A        N/A

Small Cap Fund (inception date November 19, 2010)
Beginning AUV                $10.193   $10.804    $10.050        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.697   $10.193    $10.804        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       37        79         35        N/A       N/A        N/A       N/A        N/A

Small-Cap Growth Fund (inception date May 3, 2010)
Beginning AUV                $11.359   $11.216    $10.223        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $12.777   $11.359    $11.216        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       80        25        124        N/A       N/A        N/A       N/A        N/A

Small-Cap Value Fund (inception date May 3, 2010)
Beginning AUV                $10.050   $10.480    $10.223        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.674   $10.050    $10.480        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      152        26         15        N/A       N/A        N/A       N/A        N/A

Technology Fund (inception date May 3, 2010)
Beginning AUV                $10.567   $10.713    $10.146        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.656   $10.567    $10.713        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        2        81          2        N/A       N/A        N/A       N/A        N/A

Telecommunications Fund (inception date November 19, 2010)
Beginning AUV                $10.741   $10.544    $10.000        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $12.515   $10.741    $10.544        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       25         2          -        N/A       N/A        N/A       N/A        N/A

U.S. Government Plus Fund (inception date May 3, 2010)
Beginning AUV                $15.228   $10.611     $9.982        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $15.376   $15.228    $10.611        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       32        37          7        N/A       N/A        N/A       N/A        N/A


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                                                                              76


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
PROFUNDS VP (continued):
UltraBull Fund (inception date May 3, 2010)
Beginning AUV                $10.384   $10.911    $10.260        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $13.386   $10.384    $10.911        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       16         2          2        N/A       N/A        N/A       N/A        N/A

UltraMid-Cap Fund (inception date May 3, 2010)
Beginning AUV                $10.180   $11.789    $10.322        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $13.488   $10.180    $11.789        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       15         2          4        N/A       N/A        N/A       N/A        N/A

UltraNASDAQ-100 Fund (inception date May 3, 2010)
Beginning AUV                $11.697   $11.838    $10.310        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $15.644   $11.697    $11.838        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       24         -          1        N/A       N/A        N/A       N/A        N/A

UltraShort NASDAQ-100 Fund (inception date November 19, 2010)
Beginning AUV                 $7.116    $9.144     $9.987        N/A       N/A        N/A       N/A        N/A
Ending AUV                    $4.610    $7.116     $9.144        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       38        30          -        N/A       N/A        N/A       N/A        N/A

UltraSmall-Cap Fund (inception date May 3, 2010)
Beginning AUV                 $9.264   $11.413    $10.452        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.998    $9.264    $11.413        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       11        11          6        N/A       N/A        N/A       N/A        N/A

Utilities Fund (inception date May 3, 2010)
Beginning AUV                $12.444   $10.590    $10.138        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $12.462   $12.444    $10.590        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       67        96          7        N/A       N/A        N/A       N/A        N/A

PUTNAM VARIABLE TRUST:
Absolute Return 500 Fund (inception May 2, 2011)
Beginning AUV                 $9.610    $9.980        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.030    $9.610        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       23         3        N/A        N/A       N/A        N/A       N/A        N/A

American Government Income Fund (inception date November 19, 2010)
Beginning AUV                $10.530    $9.860    $10.008        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.725   $10.530     $9.860        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       36       241         20        N/A       N/A        N/A       N/A        N/A

Diversified Income Fund (inception date November 19, 2010)
Beginning AUV                 $9.720   $10.038    $10.000        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.841    $9.720    $10.038        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       54        32        304        N/A       N/A        N/A       N/A        N/A


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                                                                              77


                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (continued):
Equity Income Fund (inception date November 19, 2010)
Beginning AUV                $10.719   $10.516    $10.008        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $12.788   $10.719    $10.516        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       59        53         16        N/A       N/A        N/A       N/A        N/A

Global Asset Allocation Fund (inception date November 19, 2010)
Beginning AUV                $10.254   $10.298    $10.014        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.710   $10.254    $10.298        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       12        11         12        N/A       N/A        N/A       N/A        N/A

High Yield Fund (inception date November 19, 2010)
Beginning AUV                $10.309   $10.131    $10.000        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.959   $10.309    $10.131        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      337       601      1,233        N/A       N/A        N/A       N/A        N/A

Income Fund (inception date November 19, 2010)
Beginning AUV                $10.535   $10.033    $10.000        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.667   $10.535    $10.033        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      132        21        229        N/A       N/A        N/A       N/A        N/A

Investors Fund (inception date November 19, 2010)
Beginning AUV                $10.558   $10.553    $10.031        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $12.335   $10.558    $10.553        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        7         2          2        N/A       N/A        N/A       N/A        N/A

Multi-Cap Value Fund (inception date November 19, 2010)
Beginning AUV                $10.167   $10.715    $10.058        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.820   $10.167    $10.715        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       12         5          5        N/A       N/A        N/A       N/A        N/A

Voyager Fund (inception date November 19, 2010)
Beginning AUV                 $8.689   $10.577    $10.060        N/A       N/A        N/A       N/A        N/A
Ending AUV                    $9.926    $8.689    $10.577        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       42        48          9        N/A       N/A        N/A       N/A        N/A

ROYCE CAPITAL FUND:
Micro-Cap Portfolio
Beginning AUV                $15.821   $17.999    $13.850    $8.763    $15.447    $14.856   $12.271    $10.134
Ending AUV                   $17.024   $15.821    $17.999   $13.850     $8.763    $15.447   $14.856    $12.271

Ending number of AUs (000s)      157       171        206       220        180        131        86          6

Small-Cap Portfolio
Beginning AUV                $14.627   $15.124    $12.548    $9.281    $12.745    $13.023   $11.269    $10.138
Ending AUV                   $16.455   $14.627    $15.124   $12.548     $9.281    $12.745   $13.023    $11.269

Ending number of AUs (000s)      382       385        421       345        357        197        86         24


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

                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
RUSSELL INVESTMENT FUNDS: (inception date May 2, 2011)
Aggressive Equity Portfolio
Beginning AUV                 $8.679    $9.924        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.053    $8.679        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        3         -        N/A        N/A       N/A        N/A       N/A        N/A

Balanced Strategy Portfolio
Beginning AUV                 $9.143   $10.000        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.327    $9.143        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      141         2        N/A        N/A       N/A        N/A       N/A        N/A

Conservative Strategy Portfolio
Beginning AUV                 $9.804   $10.000        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.672    $9.804        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       97        89        N/A        N/A       N/A        N/A       N/A        N/A

Core Bond Portfolio
Beginning AUV                $10.222   $10.000        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.078   $10.222        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       18         7        N/A        N/A       N/A        N/A       N/A        N/A

Equity Growth Strategy Portfolio
Beginning AUV                 $8.587    $9.988        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                    $9.934    $8.587        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       11         1        N/A        N/A       N/A        N/A       N/A        N/A

Global Real Estate Securities Portfolio
Beginning AUV                 $8.613   $10.027        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.986    $8.613        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      193        49        N/A        N/A       N/A        N/A       N/A        N/A

Growth Strategy Portfolio
Beginning AUV                 $8.808   $10.000        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.060    $8.808        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        -         -        N/A        N/A       N/A        N/A       N/A        N/A

Moderate Strategy Portfolio
Beginning AUV                 $9.509   $10.000        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.561    $9.509        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       14         4        N/A        N/A       N/A        N/A       N/A        N/A

Multi-Style Equity Portfolio
Beginning AUV                 $9.069    $9.800        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.492    $9.069        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        4         1        N/A        N/A       N/A        N/A       N/A        N/A

Non U.S. Portfolio
Beginning AUV                 $7.930   $10.018        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                    $9.501    $7.930        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       14         4        N/A        N/A       N/A        N/A       N/A        N/A


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                                                                              79
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

                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
T ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth Portfolio II (inception date May 1, 2006)
Beginning AUV                $11.400   $11.247     $9.696    $6.838    $11.923    $10.600    $9.959        N/A
Ending AUV                   $13.441   $11.400    $11.247    $9.696     $6.838    $11.923   $10.600        N/A

Ending number of AUs (000s)      718       570        536       506        544        474        80        N/A

Equity Income Portfolio II  (inception date May 1, 2006)
Beginning AUV                $10.350   $10.456     $9.113    $7.276    $11.415    $11.080    $9.987        N/A
Ending AUV                   $12.101   $10.350    $10.456    $9.113     $7.276    $11.415   $11.080        N/A

Ending number of AUs (000s)      636       545        636       471        560        364       125        N/A

Health Sciences Portfolio II (inception date May 1, 2006)
Beginning AUV                $14.972   $13.564    $11.763    $8.955    $12.644    $10.742    $9.932        N/A
Ending AUV                   $19.613   $14.972    $13.564   $11.763     $8.955    $12.644   $10.742        N/A

Ending number of AUs (000s)      299       154         97        90        143        131        35        N/A

Limited-Term Bond Portfolio II (inception date May 1, 2007)
Beginning AUV                $11.707   $11.573    $11.252   $10.479    $10.344    $10.001       N/A        N/A
Ending AUV                   $11.992   $11.707    $11.573   $11.252    $10.479    $10.344       N/A        N/A

Ending number of AUs (000s)      151       272        197       206         99         10       N/A        N/A

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio
Beginning AUV                 $9.815   $12.472    $10.934    $7.523    $13.352    $14.026   $12.114    $10.175
Ending AUV                   $12.497    $9.815    $12.472   $10.934     $7.523    $13.352   $14.026    $12.114

Ending number of AUs (000s)      359       342        341       383        533        566       240         31

TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth Portfolio (inception November 19, 2010)
Beginning AUV                $10.490   $10.295    $10.009        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.307   $10.490    $10.295        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       52        14          -        N/A       N/A        N/A       N/A        N/A

Strategic Growth Portfolio (inception November 19, 2010)
Beginning AUV                $10.116   $10.505    $10.022        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.272   $10.116    $10.505        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       23        13         11        N/A       N/A        N/A       N/A        N/A

VAN ECK VIP TRUST:
Emerging Markets Fund
Beginning AUV                $17.655   $23.774    $18.743    $8.792    $24.964    $18.140   $13.005    $10.229
Ending AUV                   $22.918   $17.655    $23.774   $18.743     $8.792    $24.964   $18.140    $13.005

Ending number of AUs (000s)      312       187        358       298         48        133        90         11

Global Hard Assets Fund
Beginning AUV                $24.379   $29.178    $22.578   $14.332    $26.602    $18.301   $14.701    $10.143
Ending AUV                   $25.204   $24.379    $29.178   $22.578    $14.332    $26.602   $18.301    $14.701

Ending number of AUs (000s)      205       218        222       184        159        173       135         20


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

                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST (continued):
Multi-Manager Alternatives Fund
Beginning AUV                $11.548   $11.816    $11.256    $9.885    $11.375    $10.932   $10.061     $9.990
Ending AUV                   $11.702   $11.548    $11.816   $11.256     $9.885    $11.375   $10.932    $10.061

Ending number of AUs (000s)      118       114        126       135         53         28        45          -

Unconstrained Emerging Markets Bond Fund
Beginning AUV                $14.373   $13.291    $12.515   $11.809    $11.398    $10.389    $9.757    $10.024
Ending AUV                   $15.170   $14.373    $13.291   $12.515    $11.809    $11.398   $10.389     $9.757

Ending number of AUs (000s)       68        98        102       168        208        188        81          2

VANGUARD VARIABLE INSURANCE FUND:
Balanced Portfolio (inception date May 1, 2008)
Beginning AUV                $11.105   $10.709     $9.646    $7.849    $10.106        N/A       N/A        N/A
Ending AUV                   $12.500   $11.105    $10.709    $9.646     $7.849        N/A       N/A        N/A

Ending number of AUs (000s)      427       259         85        16         12        N/A       N/A        N/A

Capital Growth Portfolio (inception date May 1, 2008)
Beginning AUV                $10.599   $10.698     $9.461    $7.045    $10.176        N/A       N/A        N/A
Ending AUV                   $12.239   $10.599    $10.698    $9.461     $7.045        N/A       N/A        N/A

Ending number of AUs (000s)      135        67         65        47         68        N/A       N/A        N/A

Diversified Value Portfolio (inception date May 1, 2008)
Beginning AUV                 $9.936    $9.561     $8.745    $6.890    $10.194        N/A       N/A        N/A
Ending AUV                   $11.575    $9.936     $9.561    $8.745     $6.890        N/A       N/A        N/A

Ending number of AUs (000s)      220       101         95        56         46        N/A       N/A        N/A

Equity Income Portfolio (inception date November 20, 2009)
Beginning AUV                $12.902   $11.701    $10.200    $9.985        N/A        N/A       N/A        N/A
Ending AUV                   $14.631   $12.902    $11.701   $10.200        N/A        N/A       N/A        N/A

Ending number of AUs (000s)      342       107         21         -        N/A        N/A       N/A        N/A

Equity Index Portfolio (inception date May 1, 2008)
Beginning AUV                 $9.839    $9.652     $8.399    $6.643    $10.174        N/A       N/A        N/A
Ending AUV                   $11.399    $9.839     $9.652    $8.399     $6.643        N/A       N/A        N/A

Ending number of AUs (000s)      574       389        309       276        329        N/A       N/A        N/A

Growth Portfolio (inception date November 20, 2009)
Beginning AUV                $11.317   $11.412    $10.206    $9.948        N/A        N/A       N/A        N/A
Ending AUV                   $13.402   $11.317    $11.412   $10.206        N/A        N/A       N/A        N/A

Ending number of AUs (000s)      189       108         51         -        N/A        N/A       N/A        N/A

High Yield Bond Portfolio (inception date November 20, 2009)
Beginning AUV                $12.335   $11.535    $10.290   $10.000        N/A        N/A       N/A        N/A
Ending AUV                   $14.098   $12.335    $11.535   $10.290        N/A        N/A       N/A        N/A

Ending number of AUs (000s)      630       142         42        17        N/A        N/A       N/A        N/A


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

                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
VANGUARD VARIABLE INSURANCE FUND (continued):
International Portfolio (inception date May 1, 2008)
Beginning AUV                 $8.140    $9.415     $8.135    $5.698    $10.097        N/A       N/A        N/A
Ending AUV                    $9.779    $8.140     $9.415    $8.135     $5.698        N/A       N/A        N/A

Ending number of AUs (000s)      689       474        198       162        103        N/A       N/A        N/A

Mid Cap Index Portfolio (inception date November 20, 2009)
Beginning AUV                $13.007   $13.277    $10.590    $9.947        N/A        N/A       N/A        N/A
Ending AUV                   $15.064   $13.007    $13.277   $10.590        N/A        N/A       N/A        N/A

Ending number of AUs (000s)      209       137         51         -        N/A        N/A       N/A        N/A

REIT Index Portfolio (inception date November 20, 2009)
Beginning AUV                $14.952   $13.789    $10.751    $9.948        N/A        N/A       N/A        N/A
Ending AUV                   $17.562   $14.952    $13.789   $10.751        N/A        N/A       N/A        N/A

Ending number of AUs (000s)      463       285        164        25        N/A        N/A       N/A        N/A

Short-Term Investment Grade Portfolio (inception date May 1, 2008)
Beginning AUV                $11.671   $11.440    $10.872    $9.549    $10.000        N/A       N/A        N/A
Ending AUV                   $12.186   $11.671    $11.440   $10.872     $9.549        N/A       N/A        N/A

Ending number of AUs (000s)    1,509     1,170        680       428        212        N/A       N/A        N/A

Small Company Growth Portfolio (inception date May 1, 2008)
Beginning AUV                $12.814   $12.642     $9.593    $6.882    $10.168        N/A       N/A        N/A
Ending AUV                   $14.691   $12.814    $12.642    $9.593     $6.882        N/A       N/A        N/A

Ending number of AUs (000s)      182       127         82        61          9        N/A       N/A        N/A

Total Bond Market Index Portfolio (inception date May 1, 2008)
Beginning AUV                $12.545   $11.654    $10.943   $10.329    $10.018        N/A       N/A        N/A
Ending AUV                   $13.050   $12.545    $11.654   $10.943    $10.329        N/A       N/A        N/A

Ending number of AUs (000s)    1,346       799        531       334        199        N/A       N/A        N/A

Total Stock Market Index Portfolio (inception date May 1, 2008)
Beginning AUV                 $9.996    $9.913     $8.465    $6.600    $10.171        N/A       N/A        N/A
Ending AUV                   $11.628    $9.996     $9.913    $8.465     $6.600        N/A       N/A        N/A

Ending number of AUs (000s)      813       510        325       180        135        N/A       N/A        N/A

VARIABLE INSURANCE TRUST (inception date November 18, 2012)
Vice Fund
Beginning AUV                $10.000       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.180       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        2         0        N/A        N/A       N/A        N/A       N/A        N/A

VIRTUS VARIABLE INSURANCE TRUST (inception date November 18, 2011)
International Series
Beginning AUV                $10.159    $9.800        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.836   $10.159        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      120         1        N/A        N/A       N/A        N/A       N/A        N/A


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

                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
VIRTUS VARIABLE INSURANCE TRUST (continued): (inception date November 18, 2011)
Multi-Sector Fixed Income Series
Beginning AUV                $10.069    $9.993        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.549   $10.069        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      800        90        N/A        N/A       N/A        N/A       N/A        N/A

Premium AlphaSector Series
Beginning AUV                $10.366   $10.014        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $11.474   $10.366        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      340        28        N/A        N/A       N/A        N/A       N/A        N/A

Real Estate Securities Series
Beginning AUV                $10.667   $10.087        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $12.477   $10.667        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)      124        11        N/A        N/A       N/A        N/A       N/A        N/A

WELLS FARGO ADVANTAGE VT FUNDS:
Discovery Fund
Beginning AUV                $18.422   $18.345    $13.534    $9.647    $17.336    $14.172   $12.362    $10.259
Ending AUV                   $21.690   $18.422    $18.345   $13.534     $9.647    $17.336   $14.172    $12.362

Ending number of AUs (000s)      106        70         71        22         17         42        32          -

Opportunity Fund
Beginning AUV                $14.173   $15.001    $12.121    $8.205    $13.697    $12.845   $11.446    $10.147
Ending AUV                   $16.373   $14.173    $15.001   $12.121     $8.205    $13.697   $12.845    $11.446

Ending number of AUs (000s)       23        26         16        35         23         20        16          8

Small Cap Value Fund (inception date November 9, 2007)
Beginning AUV                 $9.115    $9.829     $8.383    $5.233     $9.438     $9.821       N/A        N/A
Ending AUV                   $10.391    $9.115     $9.829    $8.383     $5.233     $9.438       N/A        N/A

Ending number of AUs (000s)       40        37         16        90          1          -       N/A        N/A

WILSHIRE VARIABLE INSURANCE TRUST:
2015 ETF Fund (inception date May 1, 2012)
Beginning AUV                $10.036       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.470       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        -       N/A        N/A        N/A       N/A        N/A       N/A        N/A

2025 ETF Fund (inception date May 1, 2012)
Beginning AUV                $10.038       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.463       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        -       N/A        N/A        N/A       N/A        N/A       N/A        N/A

2035 ETF Fund (inception date May 1, 2012)
Beginning AUV                $10.050       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.537       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        -       N/A        N/A        N/A       N/A        N/A       N/A        N/A


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

                                2012       2011      2010       2009       2008      2007       2006      2005
--------------------------------------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST (continued):
Balanced Fund (inception date May 1, 2012)
Beginning AUV                $10.024       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.358       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        -       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Equity Fund (inception date May 1, 2012)
Beginning AUV                $10.061       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.145       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       14       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Income Fund (inception date May 1, 2012)
Beginning AUV                $10.000       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.445       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        1       N/A        N/A        N/A       N/A        N/A       N/A        N/A

International Equity Fund (inception date May 1, 2012)
Beginning AUV                $10.034       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.774       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       11       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Small Cap Fund (inception date May 1, 2012)
Beginning AUV                 $9.994       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                    $9.499       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)       14       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Socially Responsible Fund (inception date May 1, 2012)
Beginning AUV                $10.041       N/A        N/A        N/A       N/A        N/A       N/A        N/A
Ending AUV                   $10.372       N/A        N/A        N/A       N/A        N/A       N/A        N/A

Ending number of AUs (000s)        -       N/A        N/A        N/A       N/A        N/A       N/A        N/A


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   APPENDIX C
      Deductions for Taxes - Qualified and Nonqualified Annuity Contracts

                                                             Upon             Upon
State                                                   Premium Payment   Annuitization       Nonqualified       Qualified
California ........................................                            X                  2.35%          0.50%

Maine..............................................           X                                   2.00%(1)

Nevada.............................................                            X                  3.50%

South Dakota.......................................           X                                   1.25%(2)

Texas .............................................                            X                  0.04%(3)       0.04%

West Virginia......................................                            X                  1.00%          1.00%

Wyoming............................................           X                                   1.00%




NOTE: The above tax deduction rates are as of January 1, 2013. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

      For a more detailed explanation of the assessment of taxes, see "Expenses
      - Premium Taxes."


      Premium payments listed above include premiums paid via 1035 exchange or other transfer.


-----------------------
(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) Texas charges an insurance department "maintenance fee" of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

--------------------------------------------------------------------------------

                               PRIVACY NOTICE of
                   Jefferson National Life Insurance Company
01/2013

We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs, and to others as permitted or required by law. We are required, on a periodic basis, to submit your personal data to an outside vendor to cross reference your information with the social security death master file to ensure death proceeds are paid in a timely manner, or to confirm the continuation of certain payouts.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:
  o   The Medical Information Bureau
  o   Consumer Reporting Agencies
  o   Service Providers who conduct marketing services on our behalf
  o   Other Data Providers

Data we collect may include:
  o   Name, address, e-mail address, phone number
  o   Social Security Number
  o   Demographic Data
  o   Health data or other data about illness, disability or injury
  o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:
  o   Insurance companies, agents, reinsurers
  o   Group policyholders for purpose of reporting claims experience
  o   Medical Laboratories and Prescription or Pharmacy Database Managers
  o   Medical Information and Motor Vehicle Bureaus or similar institutions
  o   A court or governmental agency when there is a lawful request
  o   Law enforcement officials to prevent criminal activity and/or fraud
  o   Service providers that perform marketing or research services for us
  o Service providers that perform legal, audit, or administrative services for us
  o   Joint Marketing Partners
  o   Unaffiliated Fund Families
  o   Unaffiliated Third Parties
  o   Our Affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law.

We use your health data to:
  o   Underwrite policies
  o   Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account. You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                            10350 Ormsby Park Place
                            Louisville, Ky 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you. If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years. If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new notice and any opt-in or opt-out rights you may have under any federal or state laws at that time. If you provide personal data to third parties, for example, independent agents or brokers, please note that this notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

--------------------------------------------------------------------------------
[LOGO]
Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, KY  40233




TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
      General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account G
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements


--------------------------------------------------------------------------------
                            (cut along dotted line)

   If you would like a free copy of the Statement of Additional Information (Form # JNL- MNTADV-SAI-G-0513) dated May 1, 2013 for this Prospectus, please complete this form, detach, and mail to the following address. Or, visit the website at www.jeffnat.com/SAI:

                   Jefferson National Life Insurance Company
                             Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

   Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account G (Monument Advisor) variable annuity at the following address:


   Name:___________________________________________________________________


   Mailing
   Address:________________________________________________________________

                                   Sincerely,

   ________________________________________________________________________


                                  (Signature)

--------------------------------------------------------------------------------


(C) 2013, Jefferson National Life Insurance Company       JNL-MNTADV-PROS-G-0513

                      STATEMENT OF ADDITIONAL INFORMATION

                          INDIVIDUAL VARIABLE ANNUITY

                                   ISSUED BY

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                      AND

                   JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

       ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                       PHONE: (866) 667-0561 (TOLL FREE)

                                  May 1, 2013

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account G (the "Separate Account"), dated May 1, 2013. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                               TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION                                                         B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                     B-3

PUBLISHED RATINGS                                                           B-7

ADMINISTRATION                                                              B-7

ANNUITY PROVISIONS                                                          B-7

DISTRIBUTION                                                                B-8

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS                   B-8

FINANCIAL STATEMENTS                                                        B-8

                            GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a direct wholly-owned subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G:

Jefferson National Life Annuity Account G, also referred to as the "Separate Account", was established on January 18, 1996 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999 it was know as Great American Reserve Variable Annuity Account G. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                  CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The  following  summary  does  not  constitute  tax  advice. It is a general discussion  of  certain  of  the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the "Code"), proposed and final
Treasury   regulations   thereunder,   judicial   authority,   and   current
administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner.

The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.


WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,500 for 2013 ($6,500 if age 50 or older by the end of 2013), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $127,000 for single filers, $188,000 for married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er) and $10,000 for married filing separately if you live with your spouse during the year. The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,500 for 2013 ($6,500 if age 50 or older by the end of 2013). However, for single filers with modified adjusted gross income in excess of $112,000, but less than $127,000, the amount you may contribute is reduced. For married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er), your contribution limit is reduced if modified gross income is in excess of $178,000, but less than $188,000. For married filing separately if you live with your spouse during the year, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                             PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                               ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                             ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both. Owners purchasing a Contract on or after January 11, 2013, may only elect to receive annuity payments on a fixed basis.


VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the Subscription Fee and any applicable Transaction Fee.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the Subscription Fee and any applicable Transaction Fee during both the accumulation phase and the annuity phase. The deduction of these charges will affect the amount of the first and any subsequent annuity payments (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

           ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account G, dated May 1, 2013.


                              FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

     The following financial statements are included in Part B of the Registration Statement:

     The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2012 and 2011, and for the three years ended December 31, 2012.

     The financial statements of Jefferson National Life Annuity Account G at December 31, 2012 and for each of the two years ended December 31, 2012.

(b)  Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

 (1) (a)    Resolution of Board of Directors of the Company                  (2)
            authorizing the establishment of the Separate Account.

     (b)    Resolution Changing the Name of the Separate Account             (1)

(2)          Not Applicable.

(3)  (a)(i)  Form of Principal Underwriter's Agreement of the Company        (1)
             on behalf of the Separate Account and Inviva Securities
             Corporation.

       (ii)  Form of Amendment to Principal Underwriter's Agreement.         (1)

     (b)     Form of Selling Agreement.                                      (1)

(4)  (a)     Form of Individual Contract Fixed and Variable Accounts.        (1)
             (22-4056)

     (b)     Form of Group Contract.                                         (2)

     (c)     Form of Group Certificate.                                      (2)

     (d)     Form of Endorsement Amending MVA Provision.                     (1)

     (e)     Form of IRA Endorsement.                                        (1)

     (f)     Form of Roth IRA Endorsement.                                   (1)

     (g)     Form of JSA Endorsement.                                        (1)

     (h)     Form of Individual Contract Fixed and Variable Accounts.       (11)
             (JNL-2300).

     (i)     Form of Electronic Administration Endorsement                  (11)
             (JNL-4020).

     (j)     Form of Individual Contract Fixed and Variable Accounts.       (12)
             (JNL-2300-1).

     (k)     Form of Joint Owner Endorsement. (MONADV-END 01/07).           (13)

     (l)     Form of Transaction Fee Rider. (JNL-TRXFEE-2007).              (13)

     (m)     Form of Individual Contract Fixed and Variable Accounts.       (13)
             (JNL-2300-2).

     (n)     Form of Individual Contract Fixed and Variable Accounts        (18)
             (JNL-2300-3)

     (o)     Form of Asset Allocation Model Rider (JNL-AAMRIDER)            (18)

     (p)     Form of Individual Contract Fixed and Variable Accounts        (19)
             (JNL-2300-3)

     (q)     Form of Age 100 Endorsement (Annuity Date END 8-12)            (19)

     (r)     Form of 403(b) Endorsement (JNL-403(b) END 7-12                (19)


(5)  (a)     Form of Application for Individual Annuity Contract.            (1)
             (JNL-6000).

     (b)     Form of JNL Individual Application. (JNL-6005).                (11)

     (c)     Form of JNL Individual Application. (JNL-6005-2).              (12)

     (d)     Form of JNL Individual Application. (JNL-6005-3).              (13)

     (e)     Form of JNL Individual Application (JNL-6005-4).               (14)

     (f)     Form of JNL Individual Application (JNL-6005-5).               (18)

(6)  (a)     Amended and Restated Articles of Incorporation of Conseco       (1)
             Variable Insurance Company.

     (b)     Amended and Restated By-Laws of the Company.                    (1)

(7)          Not Applicable.

(8) (a)      Form of Participation Agreement dated October 23, 2002          (1)
             with Conseco Series Trust and Conseco Equity Sales, Inc.
             and amendments thereto dated September 10, 2003 and February 1, 2001.

       (i)   Form of Amendment dated May 1, 2006 to the Participation       (12)
             Agreement dated October 23, 2002 by and among 40|86 Series
             Trust, 40|86 Advisors, Inc. and Jefferson National Life
             Insurance Company.

    (b)(i)   Form of Participation Agreement by and among A I M              (3)
             Distributors, Inc., Jefferson National Life Insurance
             Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

       (ii)  Form of Amendment dated April 6, 2004 to the Participation      (1)
             Agreement by and among A I M Distributors, Inc., Jefferson
             National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

       (iii) Form of Amendment dated May 1, 2006 to the Participation       (12)
             Agreement by and among A I M Distributors, Inc., Jefferson
             National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

       (iv)  Form of Amendment dated May 1, 2008 to the Participation       (14)
             Agreement by and among A I M Distributors, Inc., Jefferson
             National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003.

       (v)   Form of amendment dated August 10, 2010 to the form of         (17)
             Participation Agreement dated May 1, 2003 by and among AIM
             Variable Insurance Funds,  INVESCO/AIM Distributors, and
             Jefferson National Life.

       (vi)  Form of amendment dated September 13, 2010 to the form of      (17)
             Participation Agreement dated May 1, 2003 by and among AIM
             Variable Insurance Funds,  INVESCO/AIM Distributors, and
             Jefferson National Life.

    (c)(i)   Form of Participation Agreement among the Alger American        (4)
             Fund, Great American Reserve Insurance Company and Fred
             Alger and Company, Inc. dated March 31, 1995.

       (ii)  Form of Amendment dated November 5, 1999 to the                 (5)
             Participation Agreement among the Alger American Fund,
             Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

       (iii) Form of Amendment dated January 31, 2001 to the                 (5)
             Participation Agreement among the Alger American Fund,
             Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

       (iv)  Form of Amendments August 4, 2003 and March 22, 2004 to         (1)
             the Participation Agreement among the Alger American Fund,
             Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

          (v)    Form of Amendment dated May 1, 2006 to the                 (12)
                 Participation Agreement among the Alger American
                 Fund, Jefferson National Life Insurance Company and
                 Fred Alger and Company, Inc. dated March 31, 1995.

          (vi)   Form of Amendment dated May 1, 2008 to the                 (14)
                 Participation Agreement among The Alger American
                 Fund, Jefferson National Life Insurance Company and
                 Fred Alger and Company, Inc. dated March 31, 1995.

     (d)  (i)    Form of Participation Agreement between Great               (4)
                 American Reserve Insurance Company and American
                 Century Investment Services as of 1997.

          (ii)   Form of Amendment dated November 15, 1997 to the            (5)
                 Participation Agreement between Great American
                 Reserve Insurance Company and American Century
                 Investment Services as of 1997.

         (iii)   Form of Amendment dated December 31, 1997 to the            (5)
                 Participation Agreement between Great American
                 Reserve Insurance Company and American Century
                 Investment Services as of 1997.

          (iv)   Form of Amendment dated January 13, 2000 to the             (5)
                 Participation Agreement between Great American
                 Reserve Insurance Company and American Century
                 Investment Services as of 1997.

          (v)    Form of Amendment dated February 9, 2001 to the             (5)
                 Participation Agreement between Great American
                 Reserve Insurance Company and American Century
                 Investment Services as of 1997.

          (vi)   Form of Amendments dated July 31, 2003 and March            (1)
                 25, 2004 to the Participation Agreement between
                 Great American Reserve Insurance Company and
                 American Century Investment Services as of 1997.

         (vii)   Form of Amendments dated May 1, 2005 to the                (10)
                 Participation Agreement between Jefferson National
                 Life Insurance Company and American Century
                 Investment Services as of 1997.

        (viii)   Form of Amendment dated May 1, 2006 to the                 (12)
                 Participation Agreement between Jefferson National
                 Life Insurance Company and American Century
                 Investment Services as of 1997.

          (ix)   Form of Amendment dated May 1, 2007 to the                 (13)
                 Participation Agreement between Jefferson National
                 Life Insurance Company and American Century
                 Investment Services.

          (x)    Form of Amendment dated November 1, 2009 to the            (16)
                 Participation Agreement between Jefferson National
                 Life Insurance Company and American Century
                 Investment Services.

          (xi)   Form of Amendment October 26, 2010 to the                   17)
                 Participation Agreement as of 1997 between Jefferson National Life Insurance Company and
                 American Century Investment Services.

     (e)  (i)    Form of Participation Agreement dated May 1, 1995           (5)
                 by and among Conseco Variable Insurance Company,
                 Dreyfus Variable Investment Fund, The Dreyfus
                 Socially Responsible Growth Fund, Inc., Dreyfus
                 Life and Annuity Index Fund, Inc. and Dreyfus
                 Investment Portfolios.

          (ii)   Form of Amendment dated March 21, 2002 to the               (5)
                 Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus
                 Variable Investment Fund, The Dreyfus Socially
                 Responsible Growth Fund, Inc., Dreyfus Life and
                 Annuity Index Fund, Inc. and Dreyfus Investment
                 Portfolios.

         (iii)   Form of Amendment dated May 1, 2003 to the                  (1)
                 Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus
                 Variable Investment Fund, The Dreyfus Socially
                 Responsible Growth Fund, Inc., Dreyfus Life and
                 Annuity Index Fund, Inc. and Dreyfus Investment
                 Portfolios.

          (iv)   Form of Amendment dated 2004 to the Participation           (1)
                 Agreement dated May 1, 1995 by and among Conseco
                 Variable Insurance Company, Dreyfus Variable
                 Investment Fund, The Dreyfus Socially Responsible
                 Growth Fund, Inc., Dreyfus Life and Annuity Index
                 Fund, Inc. and Dreyfus Investment Portfolios.

          (v)    Form of Amendment dated May 1, 2005 to the                  10)
                 Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company,
                 Dreyfus Variable Investment Fund, The Dreyfus
                 Socially Responsible Growth Fund, Inc., Dreyfus
                 Life and Annuity Index Fund, Inc. and Dreyfus
                 Investment Portfolios.

     (f)  (i)    Form of Participation Agreement dated March 6, 1995         (4)
                 by and among Great American Reserve Insurance
                 Company and Insurance Management Series, Federated
                 Securities Corp.

          (ii)   Form of Amendment dated 1999 to the Participation           (5)
                 Agreement dated March 6, 1995 by and among Conseco
                 Variable Insurance Company, Federated Insurance
                 Series and Federated Securities Corp.

         (iii)   Form of Amendment dated January 31, 2001 to the             (5)
                 Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated
                 Insurance Series and Federated Securities Corp.

          (iv)   Form of Amendment dated 2004 to the Participation           (1)
                 Agreement dated March 6, 1995 by and among Conseco
                 Variable Insurance Company, Federated Insurance
                 Series and Federated Securities Corp.

          (v)    Form of Amendment dated May 1, 2006 to the                 (12)
                 Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company,
                 Federated Insurance Series and Federated Securities
                 Corp.

     (g)  (i)    Form of Participation Agreement by and among First          (6)
                 American Insurance Portfolios, Inc., First American
                 Asset Management and Conseco Variable Insurance
                 Company dated 2001.

          (ii)   Form of Amendment dated April 25, 2001 to the               (5)
                 Participation Agreement by and among First American
                 Insurance Portfolios, Inc., First American Asset
                 Management and Conseco Variable Insurance Company dated 2001.

          (iii)  Form of Amendment dated May 1, 2003 to the                  (1)
                 Participation Agreement by and among First American
                 Insurance Portfolios, Inc., First American Asset
                 Management and Conseco Variable Insurance Company dated 2001.

     (h)  (i)    Form of Participation Agreement among Janus Aspen           (1)
                 Series, Janus Distributors LLC and Jefferson
                 National Life Insurance Company dated February 1,
                 2001 and Form of Amendment dated July 2003 thereto.

          (ii)   Form of Amendment dated May 1, 2005 to the                 (10)
                 Participation Agreement among Janus Aspen Series,
                 Janus Distributors LLC and Jefferson National Life
                 Insurance Company dated February 1, 2001.

          (iii)  Form of Amendment dated May 1, 2006 to the                 (12)
                 Participation Agreement among Janus Aspen Series,
                 Janus Distributors LLC and Jefferson National Life
                 Insurance Company dated February 1, 2001.

          (iv)   Form of Amendment dated May 1, 2008 to the                 (14)
                 Participation Agreement among Janus Aspen Series,
                 Janus Distributors LLC and Jefferson National Life
                 Insurance Company dated February 1, 2001(Service and Institutional)

          (v)    Form of Amendment dated October 29, 2012 to the            (19)
                 Participation Agreement among Janus Aspen Series,
                 Janus Distributors LLC and Jefferson National Life
                 Insurance Company dated February 1, 2001

     (i)  (i)    Form of Participation Agreement among Lazard                (1)
                 Retirement Series, Inc., Lazard Asset Management,
                 LLC, Inviva Securities Corporation and Jefferson
                 National Life Insurance Company dated May 1, 2003.

          (ii)   Form of Amendment dated March 21, 2004 to the               (1)
                 Participation Agreement among Lazard Retirement
                 Series, Inc., Lazard Asset Management, LLC, Inviva
                 Securities Corporation and Jefferson National Life
                 Insurance Company dated May 1, 2003.

         (iii)   Form of Amendment dated November 15, 2012 to               (19)
                 Participation Agreement by and among Jefferson
                 National Life Insurance Company, Jefferson National
                 Securities Corp., and Lazard Asset Management LLC., dated May 1, 2003.

     (j)  (i)    Form of Participation Agreement dated April 10,             (4)
                 1997 by and among Lord, Abbett & Co. and Great
                 American Reserve Insurance Company.

          (ii)   Form of Amendment dated December 1, 2001 to the             (7)
                 Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve
                 Insurance Company.

         (iii)   Form of Amendment dated May 1, 2003 to the                  (1)
                 Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve
                 Insurance Company.

          (iv)   Form of Participation Agreement dated February 13,         (15)
                 2008 by and among Jefferson National Life Insurance
                 Company, Lord Abbett Series Fund, Inc. and Lord
                 Abbett Distributor LLC.

     (k)  (i)    Form of Participation Agreement dated April 30,             (5)
                 1997 by and among Neuberger&Berman Advisers
                 Management Trust, Advisers Managers Trust,
                 Neuberger&Berman Management Incorporated and Great
                 American Reserve Insurance Company.

          (ii)   Form of Amendment dated May 1, 2000 to the                  (5)
                 Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                 Advisers Managers Trust, Neuberger Berman
                 Management Incorporated and Conseco Variable
                 Insurance Company.

         (iii)   Form of Amendment dated January 31, 2001 to the             (5)
                 Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust,
                 Advisers Managers Trust, Neuberger&Berman
                 Management Incorporated and Conseco Variable
                 Insurance Company.

          (iv)   Form of Amendment dated May 1, 2004 to the                  (8)
                 Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                 Neuberger Berman Management Incorporated and
                 Jefferson National Life Insurance Company.

          (v)    Form of Amendment dated April 4, 2004 to the                (1)
                 Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                 Neuberger Berman Management Incorporated and
                 Jefferson National Life Insurance Company.

          (vi)   Form of Amendment dated May 1, 2005 to the                 (10)
                 Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                 Neuberger Berman Management Incorporated and
                 Jefferson National Life Insurance Company.

         (vii)   Form of Amendment dated May 1, 2006 to the                 (12)
                 Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                 Neuberger Berman Management Incorporated and
                 Jefferson National Life Insurance Company.

        (viii)   Form of Amendment dated May 1, 2007 to the                 (13)
                 Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                 Neuberger Berman Management Incorporated and
                 Jefferson National Life Insurance Company.

          (ix)   Form of Amendment dated May 1, 2009 to the                 (15)
                 Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                 Neuberger Berman Management Incorporated and
                 Jefferson National Life Insurance Company.

     (l)   (i)   Form of Participation Agreement dated May 1, 2003           (1)
                 by and among PIMCO Variable Insurance Trust, PIMCO
                 Advisors Distributors LLC and Jefferson National
                 Life Insurance Company and amended dated April 13,
                 2004 thereto.

          (ii)   Form of Amendment dated May 1, 2005 to the                 (10)
                 Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO
                 Advisors Distributors LLC and Jefferson National
                 Life Insurance Company.

          (iii)  Form of Amendment dated May 1, 2006 to the                 (12)
                 Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO
                 Advisors Distributors LLC and Jefferson National
                 Life Insurance Company.

          (iv)   Form of Amendment dated May 1, 2008 to the                 (14)
                 Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance
                 Global Investor Distributors LLC and Jefferson
                 National Life Insurance Company.

          (v)    Form of Amendment dated May 1, 2009 to the                 (15)
                 Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance
                 Global Investor Distributors LLC and Jefferson
                 National Life Insurance Company.

          (vi)   Form of amendment dated October 1, 2010 to the              17)
                 Participation Agreement dated May 1, 2003 among
                 Jefferson National Life Insurance Company, PIMCO
                 Variable Insurance Trust, and Allianz Global
                 Investors Distributors.

         (vii)   Form of Amendment dated January 23, 2012 to Form of        (18)
                 Participation Agreement dated May 1, 2003 among
                 PIMCO Variable Insurance Trust, PIMCO Investments
                 LLC, and Jefferson National Life Insurance Company.

     (m)  (i)    Form of Participation Agreement dated May 1, 2003           (1)
                 among Pioneer Variable Contract Trust, Jefferson
                 National Life Insurance Company, Pioneer Investment
                 Management, Inc. and Pioneer Funds Distributor,
                 Inc.

          (ii)   Form of amendment to Participation Agreement dated         (10)
                 May 1, 2003 among Pioneer Variable Contract Trust,
                 Jefferson National Life Insurance Company, Pioneer
                 Investment Management, Inc. and Pioneer Funds
                 Distributor, Inc.

         (iii)   Form of amendment to Participation Agreement dated         (12)
                 May 1, 2006 among Pioneer Variable Contract Trust,
                 Jefferson National Life Insurance Company, Pioneer
                 Investment Management, Inc. and Pioneer Funds
                 Distributor, Inc.

          (iv)   Form of amendment to Participation Agreement dated         (14)
                 May 1, 2008 among Pioneer Variable Contract Trust,
                 Jefferson National Life Insurance Company, Pioneer
                 Investment Management, Inc. and Pioneer Funds
                 Distributor, Inc.

          (v)    Form of amendment to Participation Agreement dated         (15)
                 May 1, 2009 among Pioneer Variable Contract Trust,
                 Jefferson National Life Insurance Company, Pioneer
                 Investment Management, Inc. and Pioneer Funds
                 Distributor, Inc.

     (n)         Form of Participation Agreement dated May 1, 2003           (1)
                 by and among Royce Capital Fund, Royce &
                 Associates, LLC and Jefferson National Life
                 Insurance Company and Inviva Securities Corporation and Form of Amendment dated April 5, 2004 thereto.

          (i)    Form of amendment to Participation Agreement dated         (12)
                 May 1, 2006 among Royce Capital Fund, Royce &
                 Associates, LLC and Jefferson National Life
                 Insurance Company and Inviva Securities
                 Corporation.

          (ii)   Form of amendment to Participation Agreement dated         (14)
                 May 1, 2008 among Royce Capital Fund, Royce &
                 Associates, LLC and Jefferson National Life
                 Insurance Company and Jefferson National Securities
                 Corporation.

     (o)  (i)    Form of Participation Agreement dated March 24,             (9)
                 2000 by and among Conseco Variable Insurance
                 Company, RYDEX Variable Trust and PADCO Financial
                 Services, Inc.

          (ii)   Form of Amendment dated April 13, 2004 to the Form          (1)
                 of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX
                 Variable Trust and PADCO Financial Services, Inc.

         (iii)   Form of Amendment dated May 1, 2005 to the Form of         (10)
                 Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company,
                 RYDEX Variable Trust and PADCO Financial Services,
                 Inc.

          (iv)   Form of Amendment dated May 1, 2006 to the Form of         (12)
                 Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company,
                 RYDEX Variable Trust and PADCO Financial Services,
                 Inc.

          (v)    Form of Amendment dated March 31, 2008 to the Form         (14)
                 of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance
                 Company, RYDEX Variable Trust and Rydex
                 Distributors, Inc.

          (vi)   Form of Amendment dated May 1, 2010 to the Form of         (16)
                 Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company,
                 RYDEX Variable Trust and Rydex Distributors, Inc.

          (vii)  Form of amendment dated November 18, 2010 to the           (17)
                 Form of Participation Agreement dated March 24,
                 2000 by and among Jefferson National Life Insurance
                 Company, Rydex Variable Trust, and Rydex
                 Distributors.

     (p)  (i)    Form of Participation Agreement dated April 2004            (1)
                 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.

          (ii)   Form of Amendment dated May 1, 2005 to Form of             (10)
                 Participation Agreement dated April 2004 between
                 Jefferson National Life Insurance Company and
                 Citigroup Global Markets Inc.

         (iii)   Form of Amendment dated April 28, 2007 to Form of          (13)
                 Participation Agreement dated April 2004 between
                 Jefferson National Life Insurance Company and
                 Citigroup Global Markets Inc. (Legg Mason).

     (q)  (i)    Form of Participation Agreement dated May 1, 2000           (6)
                 by and among Seligman Portfolios, Inc., Seligman

                 Advisors, Inc. and Conseco Variable Insurance Company.

          (ii)   Form of Amendment dated January 31, 2001 to the             (5)
                 Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors,
                 Inc. and Conseco Variable Insurance Company.

         (iii)   Form of Amendment dated August 5, 2003 to the               (1)
                 Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors,
                 Inc. and Conseco Variable Insurance Company.

          (iv)   Form of Amendment dated 2004 to the Participation           (1)
                 Agreement dated May 1, 2000 by and among Seligman
                 Portfolios, Inc., Seligman Advisors, Inc. and
                 Conseco Variable Insurance Company.

          (v)    Form of Amendment dated May 1, 2006 to the                 (12)
                 Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors,
                 Inc. and Jefferson National Life Insurance Company.

          (vi)   Form of Amendment dated March 31, 2008 to the              (14)
                 Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors,
                 Inc. and Jefferson National Life Insurance Company.

     (r)  (i)    Form of Participation Agreement dated April 30,             (5)
                 1997 by and among Great American Reserve Insurance
                 Company, Strong Variable Insurance Funds, Inc.,
                 Strong Special Fund II, Inc, Strong Capital
                 Management, Inc. and Strong Funds Distributors,
                 Inc.

          (ii)   Form of Amendment dated December 11, 1997 to                (5)
                 Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company,
                 Strong Variable Insurance Funds, Inc., Strong
                 Opportunity Funds II, Inc., Strong Capital
                 Management, Inc. and Strong Funds Distributors,
                 Inc.

         (iii)   Form of Amendment dated December 14. 1999 to                (5)
                 Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong
                 Variable Insurance Funds, Inc., Strong Opportunity
                 Fund II, Inc., Strong Capital Management, Inc. and
                 Strong Investments, Inc.

          (iv)   Form of Amendment dated March 1, 2001 to                    (5)
                 Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong
                 Variable Insurance Funds, Inc., Strong Opportunity
                 Fund II, Inc., Strong Capital Management, Inc. and
                 Strong Investments, Inc.

          (v)    Form of Amendments dated December 2, 2003 and               (1)
                 April5, 2004 to Participation Agreement dated April
                 30, 1997 by and among Conseco Variable Insurance
                 Company, Strong Variable Insurance Funds, Inc.,
                 Strong Opportunity Fund II, Inc., Strong Capital
                 Management, Inc. and Strong Investments, Inc.

     (s)  (i)    Form of Participation Agreement dated May 1, 2003           (8)
                 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.

          (ii)   Form of Amendment dated April 6, 2004 to the                (1)
                 Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson
                 National Life Insurance Company.

     (t)  (i)    Form of Participation Agreement dated February 29,          (5)
                 2000 by and among Conseco Variable Insurance
                 Company, Van Eck Worldwide Insurance Trust and Van
                 Eck Associates Corporation.

          (ii)   Form of Amendment dated January 31, 2001 to                 (5)
                 Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van
                 Eck Worldwide Insurance Trust and Van Eck
                 Associates Corporation.

         (iii)   Form of Amendment dated January 31, 2001 to                 (5)
                 Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van
                 Eck Worldwide Insurance Trust and Van Eck
                 Associates Corporation.

          (iv)   Form of Amendment dated May 1, 2003 to                      (8)
                 Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck
                 Associates Corporation and Jefferson National Life
                 Insurance Company.

          (v)    Form of Amendment dated May 1, 2010 to                     (16)
                 Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck
                 Associates Corporation and Jefferson National Life
                 Insurance Company.

          (w)    Form of Amendment dated May 1, 2013 to                     (19)
                 Participation Agreement dated February 29, 2000 among Van Eck VIP Trust and Jefferson National Life
                 Insurance Company.

     (u)  (i)    Form of Participation Agreement between Jefferson           (1)
                 National Life Insurance Company, Bisys Fund
                 Services LP, Choice Investment Management Variable
                 Insurance funds dated May 1, 2003.

          (ii)   Form of Amendment dated 2004 to the Participation           (1)
                 Agreement between Jefferson National Life Insurance
                 Company, Bisys Fund Services LP, Choice Investment
                 Management Variable Insurance funds dated May 1,
                 2003.

     (v)  (i)    Form of Participation Agreement between Jefferson          (10)
                 National Life Insurance Company, Wells Fargo Funds
                 Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

          (ii)   Form of Amendment dated May 1, 2006 to                     (12)
                 Participation Agreement between Jefferson National
                 Life Insurance Company, Wells Fargo Funds
                 Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

         (iii)   Form of Amendment dated May 1, 2008 to                     (14)
                 Participation Agreement between Jefferson National
                 Life Insurance Company, Jefferson National
                 Securities Corporation, Wells Fargo Funds
                 Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

          (iv)   Form of amendment dated July 16, 2010 to the               (17)
                 Participation Agreement dated April 8, 2005 among
                 Jefferson National Life, Wells Fargo Variable
                 Trust, and Well Fargo Distributors

     (w)   (i)   Form of Participation Agreement between Jefferson          (10)
                 National Life Insurance Company, Rafferty Asset
                 Management, LLC and Potomac Insurance Trust dated
                 May 1, 2005.

          (ii)   Form of Amendment dated May 1, 2006 to                     (12)
                 Participation Agreement between Jefferson National
                 Life Insurance Company, Rafferty Asset Management,
                 LLC and Potomac Insurance Trust dated May 1, 2005.

         (iii)   Form of Amendment dated May 1, 2008 to                     (14)
                 Participation Agreement between Jefferson National
                 Life Insurance Company, Rafferty Asset Management,
                 LLC and Direxion Insurance Trust dated May 1, 2005.

     (x)  (i)    Form of Participation Agreement between Jefferson          (12)
                 National Life Insurance Company, Alliance Capital
                 Management L.P. and AllianceBernstein Investment
                 Research and Management, Inc. dated May 1, 2006.

          (ii)   Form of Amendment dated March 8, 2008 to Form of           (14)
                 Participation Agreement between Jefferson National
                 Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1,
                 2006.

         (iii)   Form of Amendment dated November 12, 2010  to Form         (17)
                 of Participation Agreement between Jefferson
                 National Life Insurance Company, AllianceBernstein
                 L.P. and AllianceBernstein Investments, Inc. dated
                 May 1, 2006.

          (iv)   Form of Amendment dated September 4, 2012 to Form          (19)
                 of  Participation Agreement between Jefferson
                 National Life Insurance Company, AllianceBernstein
                 L.P. and AllianceBernstein Investments, Inc. dated
                 May 1, 2006.

     (y)  (i)    Form of Participation Agreement between Jefferson          (12)
                 National Life Insurance Company, T. Rowe Price
                 Investment Services, Inc. and the various T. Rowe
                 Price funds dated May 1, 2006.

          (ii)   Form of Amendment dated May 1, 2007 to                     (13)
                 Participation Agreement between Jefferson National
                 Life Insurance Company, T. Rowe Price Investment
                 Services, Inc. and the various T. Rowe Price funds dated May 1, 2006.

         (iii)   Form of Amendment dated May 1, 2013 to                     (19)
                 Participation Agreement by and among Jefferson
                 National Life Insurance Company, T. Rowe Price
                 Equity Services, Inc., T. Rowe Price Fixed Income
                 Securities, Inc. and T. Rowe Price Investment
                 Services

     (z)  (i)    Form of Participation Agreement between Jefferson          (12)
                 National Life Insurance Company, Credit Suisse
                 Trust, Credit Suisse Asset Management, LLC and
                 Credit Suisse Asset Management Securities, Inc.
                 dated May 1, 2006.

     (aa) (i)    Form of Participation Agreement between Northern           (13)
                 Lights Variable Trust and Jefferson National Life
                 Insurance Company dated May 1, 2007.

          (ii)   Form of Amended Participation Agreement between            (14)
                 Northern Lights Variable Trust and Jefferson
                 National Life Insurance Company dated March 18,
                 2008.

     (bb) (i)    Form of Participation Agreement between Nationwide         (13)
                 Variable Insurance Trust, Nationwide Fund
                 Distributors LLC and Jefferson National Life
                 Insurance Company dated May 1, 2007.

          (ii)   Form of Amendment dated January 4, 2011 to the Form        (17)
                 of Participation Agreement dated May 1, 2007 among
                 Jefferson National Life, Nationwide Variable
                 Insurance Trust, and Nationwide Distributors.

     (cc) (i)    Form of Participation Agreement between Vanguard           (14)
                 Variable Insurance Fund, The Vanguard Group, Inc.,
                 Vanguard Marketing Corporation and Jefferson
                 National Life Insurance Company dated May 1, 2008.

          (ii)   Form of Amendment dated October 20, 2009 to the            (16)
                 Participation Agreement among Jefferson National
                 Life Insurance Company, Vanguard Variable Insurance
                 Fund, The Vanguard Group, Inc., and Vanguard
                 Marketing Corporation.

     (dd) (i)    Form of Participation Agreement between Jefferson          (14)
                 National Life Insurance Company, Financial
                 Investors Variable Insurance Trust, ALPS Advisers,
                 Inc., and ALPS Distributors, Inc. dated May 1,
                 2008.

          (j)    Form of Amendment dated April 30, 2013 to                  (19)
                 Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company,
                 Financial Investors Variable Insurance Trust, ALPS
                 Advisors, ALPS Distributors, and ALPS Portfolio
                 Solutions Distributor, Inc.

     (ee) (i)    Form of Participation Agreement between Jefferson          (14)
                 National Life Insurance Company, ALPS Variable
                 Insurance Trust, ALPS Advisers, Inc., and ALPS
                 Distributors, Inc. dated May 1, 2008.

     (ff) (i)    Form of Participation Agreement between Northern           (15)
                 Lights Variable Trust and Jefferson National Life
                 Insurance Company dated July 1, 2007.

          (ii)   Form of Amendment dated September 22, 2010 to the          (17)
                 Form of Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and
                 Jefferson National Life.

         (iii)   Form of Amendment dated April 1, 2011 to the Form          (17)
                 of Participation Agreement dated July 1, 2007 between Jefferson National Life and Northern Lights
                 Variable Trust.

          (iv)   Form of Amendment dated May 1, 2013 to the Form of         (19)
                 Participation Agreement dated July 1, 2007 between
                 Jefferson National Life and Northern Lights
                 Variable Trust

     (gg) (i)    Form of Participation Agreement among Jefferson            (16)
                 National Life Insurance Company, Eaton Vance
                 Variable Trust and Eaton Vance Distributors, Inc.
                 dated May 1, 2010.

     (hh) (i)    Form of Participation Agreement among Jefferson            (16)
                 National Life Insurance Company, The Merger Fund VL and Westchester Capital Management, Inc. dated May
                 1, 2010.

     (ii) (i)    Form of Participation Agreement among Jefferson            (16)
                 National Life Insurance Company, ProFunds, Access
                 One Trust, and ProFund Advisors, LLC dated May 1,
                 2010.

          (ii)   Form of amendment dated September 17, 2010 to the          (17)
                 Form of Participation Agreement dated May 1, 2010 among Jefferson National Life Insurance Company,
                 ProFunds, Access One Trust, and ProFunds Advisors,
                 LLC.

     (jj) (i)    Form of Participation Agreement among Jefferson            (16)
                 National Life Insurance Company, Federated
                 Insurance Series and Federated Securities Corp dated March, 2010.

     (kk) (i)    Form of Participation Agreement dated August 27,           (17)
                 2010 among Jefferson National Life Insurance
                 Company, DFA Investments Dimensions Group,
                 Dimensional Fund Advisors and DFA Securities.

          (ii)   Form of Amendment dated April 1, 2011 to the Form          (17)
                 of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company,
                 DFA Investments Dimensions Group, Dimensional Fund
                 Advisors and DFA Securities.

     (ll) (i)    Form of participation agreement  dated November 3,         (17)
                 2010 among Jefferson National Life Insurance
                 Company, Variable Insurance Products Fund,  and
                 Fidelity Distributors Corporation.

          (ii)   Form of amendment dated November 3, 2010 to the            (17)
                 Form of Participation Agreement dated November 3,
                 2010
                 among Jefferson National Life Insurance Company,
                 Variable Insurance Products Fund, and Fidelity
                 Distributors Corporation.

     (mm) (i)    Form of Participation Agreement dated November 14,         (17)
                 2008 among Franklin Templeton Variable Insurance
                 Products Trust, Franklin/Templeton Distributors,
                 Inc and Jefferson National Life Insurance Company.

          (ii)   Form of Amendment dated August 26, 2010 to the Form        (17)
                 of Participation Agreement dated November 14, 2008 among Jefferson National Life, Franklin Templeton
                 Variable Insurance Product Trust, and Franklin
                 Templeton Distributors, Inc.

         (iii)   Form of Amendment March 25, 2011 to the Form of            (17)
                 Participation Agreement dated November 14, 2008 among Jefferson National Life, Franklin Templeton
                 Variable Insurance Product Trust, and Franklin
                 Templeton Distributors, Inc.

          (iv)   Form of Amendment dated January 15, 2013 to the            (19)
                 Participation Agreement dated November 14, 2008 among Jefferson National Life Insurance Company,
                 Franklin Templeton Variable Insurance Product
                 Trust, and Franklin Templeton Distributors, Inc.

     (nn) (i)    Form of Participation Agreement dated October 5,           (17)
                 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios.

          (ii)   Form of amendment dated October 5, 2009 to the Form        (17)
                 of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and
                 Ivy Funds Variable Insurance Portfolios.

          (iii)  Form of amendment dated November, 2010 to the Form         (17)
                 of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and
                 Ivy Funds Variable Insurance Portfolios.

          (iv)   Form of Amendment dated February 19, 2013 to               (19)
                 Participation Agreement dated October 5, 2009 among
                 Ivy Funds Variable Insurance Portfolios, Inc. and
                 Jefferson National Life Insurance Company.

     (oo) (i)    Form of Participation Agreement dated November 12,         (17)
                 2010 between Jefferson National Life Insurance
                 Company, Putnam Variable Trust, and Putnam Retail
                 Management Limited Partnership.

     (pp) (i)    Form of Participation Agreement dated September 28,        (17)
                 2010 among Jefferson National Life, Timothy Plan, and Timothy Partners.

     (qq) (i)    Form of Participation Agreement dated April 1, 2011        (17)
                 among Jefferson National Life Insurance Company,
                 Russell Investment Funds, and  Russell Financial
                 Services.

     (rr) (i)    Form of Participation Agreement dated August 23,           (18)
                 2011 among Rydex Variable Trust, SBL Fund, Rydex
                 Distributors, LLC and Jefferson National Life
                 Insurance Company.

     (ss) (i)    Form of Participation Agreement dated November 2,          (18)
                 2011 among BlackRock Variable Series Funds, Inc.,
                 BlackRock Investments, LLC and Jefferson National
                 Life Insurance Company,

     (tt) (i)    Form of Participation Agreement dated November 16,         (18)
                 2011 among Oppenheimer Variable Account Funds,
                 Oppenheimerfunds, Inc., and Jefferson National Life
                 Insurance Company

     (uu) (i)    Form of Participation Agreement dated November 16,         (18)
                 2011 among Panorama Series Fund Inc,
                 Oppenheimerfunds, Inc. and Jefferson National Life
                 Insurance Company.

     (vv) (i)    Form of Participation Agreement dated November 1,          (18)
                 2011 among Virtus Variable Insurance Trust, VP
                 Distributors and Jefferson National Life Insurance
                 Company.

     (ww) (i)    Form of Participation Agreement dated May 1, 2012          (18)
                 among Hatteras Variable Trust, Hatteras Capital
                 Distributors and Jefferson National Life Insurance
                 Company

     (xx) (i)    Form of Participation Agreement dated May 1, 2012          (18)
                 among Wilshire Variable Insurance Trust, SEI
                 Investments Distribution Co. and Jefferson National
                 Life Insurance Company

     (yy) (i)    Form of Participation Agreement dated October 22,          (19)
                 2012 between the Variable Insurance Trust and
                 Jefferson National Life Insurance Company

     (zz) (i)    Form of Participation Agreement dated June 15, 2012        (19)
                 among Jefferson National Life Insurance Company,
                 Hatteras Variable Trust, and Hatteras Capital
                 Distributors, LLC

(9)              Opinion and Consent of Counsel.                            (19)

(10)             Consent of Independent Registered Public Accounting        (19)
                 Firm.

(11)             Financial Statements omitted from Item 23 above.            N/A

(12)             Initial Capitalization Agreement.                           N/A

(13) (a)  (i)    Powers of Attorney                                          (1)

          (ii)   Powers of Attorney - for Laurence Greenberg                (11)

         (iii)   Powers of Attorney - for Robert Jefferson                  (12)

          (iv)   Powers of Attorney - for Joseph F. Vap                     (15)

          (v)    Powers of Attorney - for Mitchell H. Caplan                (16)

          (vi)   Powers of Attorney - for Robert C. Covington               (18)

         (vii)   Powers of Attorney - for Andrew T. Mulderry                (18)

        (viii)   Powers of Attorney - for Steven F. Piaker                  (18)

       (viiii)   Powers of Attorney - for Eric S. Schwartz                  (18)

          (x)    Powers of Attorney - for David Lau                         (19)

(1) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000471).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account G (File
Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on January 23, 1996 (Accession Number 0000928389-96-000012).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10)     Incorporated herein by reference to Pre-Effective
Amendment Nos. 1 and 16 to the Registration Statement for
Jefferson National Life Annuity Account G (File Nos.
333-124048 and 811-17501) filed electronically on form N-4 on May 2, 2005 (Accession Number 0000930413-05-003264).

(11)     Incorporated herein by reference to the initial
Registration Statement for Jefferson National Life Annuity
Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number
0000930413-05-002595).

(12) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 17 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003358).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 4 and 20 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2007 (Accession Number 0000930413-07-003460).

(14) Incorporated herein by reference to Post-Effective Amendment Nos. 5 and 21 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002108).

(15) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 25 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 16, 2009 (Accession Number 0000891092-09-001563).

(16) Incorporated herein by reference to Post-Effective Amendment Nos. 10 and 26 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 16, 2010 (Accession Number 0000891092-10-001652).

(17) Incorporated herein by reference to Post Effective Amendment Nos. 11 and 27 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 29, 2011. (Accession Number 0000891092-11-002740)

(18) Incorporated herein by reference to Post Effective Amendment Nos. 12 and 28 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 30, 2012. (Accession Number 0000891092-12-992381)

(19)     Filed herewith.

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The officers and directors of Jefferson National Life
Insurance Company are listed below. Their principal business address is 10350 Ormsby Park Place, Louisville, KY 40223, unless otherwise noted.

NAME                                   POSITIONS AND OFFICES WITH DEPOSITOR
Mitchell H. Caplan              Director, Chief Executive Officer
Laurence P. Greenberg           Director, President
Craig A. Hawley                 Director, General Counsel and Secretary
David Lau                       Director, Chief Operating Officer
Joseph Vap                      Director, Chief Financial Officer and Treasurer
Robert C. Covington (1)         Director
Andrew T. Mulderry (2)          Director
Steven F. Piaker (3)            Director
Eric S. Schwartz (4)            Director

(1) The business address of this director is 2 Lenon Place, Little Rock, AR 72207

(2)  The business address of this director is 240 Forest
Avenue, Rye NY 10580

(3) The business address of this director is 64 Arlen Way, West Hartford, CT 06117

(4)  The business address of this director is 120 East End
Avenue Apt 17B, New York NY 10028.



ITEM 26.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
THE DEPOSITOR OR REGISTRANT

     The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

ITEM 27.      NUMBER OF CONTRACT OWNERS

     As of March 1, 2013, the number of Monument Advisor contracts funded by Jefferson National Life Annuity Account G was 6088 of which 669 were qualified contracts and 5419 were non-qualified contracts.


ITEM 28.      INDEMNIFICATION

     The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F


(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 10350 Ormsby Park Place Louisville, KY 40223, unless otherwise indicated.

NAME                          POSITIONS AND OFFICES
Craig A. Hawley               President, General Counsel and Secretary
Jon Hurd*                     Financial & Operations Principal

* The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972

     (c)   JNSC retains no compensation or commissions from the registrant.




                                  COMPENSATION
                         NET          ON
                    UNDERWRITING   REDEMPTION
NAME OF PRINCIPAL  DISCOUNTS AND       OR          BROKERAGE
   UNDERWRITER      COMMISSIONS   ANNUITIZATION   COMMISSIONS     COMPENSATION
Jefferson               None          None            None           None
National
Securities
Corporation

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 10350 Ormsby Park Place, Louisville, KY 40223.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33.  REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                          SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has caused this Post-Effective Amendment Nos. 14 and 30 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 15th day October, 2013.


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY


(By: /s/ Mitchell H Caplan *
Name:   Mitchell H. Caplan Depositor)

Title:    CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

       SIGNATURE                         TITLE                          DATE

/s/Mitchell H. Caplan*      Director, Chief Executive Officer        10/15/2013
Name: Mitchell H.
Caplan

/s/ Laurence P.             Director, President                      10/15/2013
Greenberg*
Name: Laurence
Greenberg

/s/ David P. Lau            Director, Chief Operating Officer        10/15/2013
Name: David P. Lau

/s/ Joseph F. Vap*          Director, Chief Financial Officer and    10/15/2013
Name: Joseph F. Vap         Treasurer

/s/ Andrew Mulderry*        Director                                 10/15/2013
Name: Andrew Mulderry

/s/ Robert C.               Director                                 10/15/2013
Covington*
Name: Robert C.
Covington

/s/ Eric S. Schwartz*       Director                                 10/15/2013
Name: Eric S. Schwartz

/s/ Steven F. Piaker*       Director                                 10/15/2013
Name: Steven F. Piaker

/s/ Craig Hawley            Director, General Counsel & Secretary    10/15/2013
Name:  Craig A. Hawley*
Attorney in Fact

                                 EXHIBIT INDEX

(4) (p)      Form of Individual Contract Variable Account
             (JNL-2300-3)

    (q)      Form of Age 100 Endorsement (Annuity Date End 8-12)

    (r)      Form of 403(b) Endorsement (JNL-403(b) END 7-12)


(8) (h)  (v) Form of Amendment dated October 29, 2012 to
             Participation Agreement among Janus Aspen Series, Janus Distributors LLC, and Jefferson National Life Insurance Company dated February 1, 2001.

    (i)(iii) Form of Amendment dated November 15, 2012 to
             Participation Agreement by and among Jefferson National Life Insurance Company, Jefferson National Securities Corp., and Lazard Asset Management LLC., dated May 1, 2003.

    (t)  (w) Form of Amendment dated May 1, 2013 to Participation
             Agreement dated February 29, 2000 among Van Eck VIP
             Trust and Jefferson National Life Insurance Company.

    (x) (iv) Form of Amendment dated September 4, 2012 to Form of
             Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and
             AllianceBernstein Investments, Inc. dated May 1, 2006

    (y)(iii) Form of Amendment dated May 1, 2013 to Participation Agreement by and among Jefferson National Life Insurance Company, T. Rowe Price Equity Services, Inc., T. Rowe Price Fixed Income Securities, Inc. and T. Rowe Price Investment Services

    (dd) (j) Form of Amendment dated April 30, 2013 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, ALPS Distributors, and ALPS Portfolio Solutions Distributor, Inc.

    (ff)(iv) Form of Amendment dated May 1, 2013 to the Form of
             Participation Agreement dated July 1, 2007 between
             Jefferson National Life and Northern Lights Variable
             Trust.

    (mm)(iv) Form of Amendment dated January 15, 2013 to
             Participation Agreement dated November 14, 2008 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. and Jefferson
             National Life Insurance Company.

    (nn)(iv) Form of Amendment dated February19, 2013 to
             Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company.

    (yy) (i) Form of Participation Agreement dated October 22, 2012 between the Variable Insurance Trust and Jefferson
             National Life Insurance Company

    (zz) (i) Form of Participation Agreement dated June 15, 2012 among Jefferson National Life Insurance Company,
             Hatteras Variable Trust, and Hatteras Capital
             Distributors, LLC

(9)          Opinion and Consent of Counsel.(1)

(10)         Consent of Independent Registered Public Accounting
             Firm.(1)

(13)(a)  (x) Powers of Attorney - for David Lau

--------
(1) To be filed with amendment.